UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,101.80	$ 3.50
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.88	$ 3.36

* Expenses are equal to the Fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	1.6	0.8
Citigroup, Inc.	1.6	1.8
Bank of America Corp.	1.5	1.4
Altria Group, Inc.	1.1	0.8
American International Group, Inc.	1.0	1.0
	6.8
Top Five Bond Issuers as of January 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.3	10.0
U.S. Treasury Obligations	5.2	7.7
Freddie Mac	1.6	1.1
United Mexican States	0.3	0.2
Government National Mortgage Association	0.4	0.4
	18.8
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	18.0
Information Technology	11.0	10.7
Industrials	9.2	7.5
Health Care	8.8	8.2
Consumer Discretionary	8.3	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *	As of July 31, 2004 **
Stocks 69.3%	Stocks 67.8%
Bonds 30.1%	Bonds 32.0%
Convertible Securities 0.5%	Convertible Securities 0.7%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets*** (0.5)%

* Foreign investments	9.5%	** Foreign investments	10.1%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Dana Corp.	99,200	$ 1,574
TRW Automotive Holdings Corp.	719,300	14,314
		15,888
Automobiles - 0.1%
Harley-Davidson, Inc.	109,100	6,558
Distributors - 0.1%
WESCO International, Inc. (a)	486,000	16,422
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	179,800	10,356
Kerzner International Ltd. (a)	360,100	21,725
McDonald's Corp.	1,120,200	36,283
Royal Caribbean Cruises Ltd.	400,100	21,205
Six Flags, Inc. (a)	1,082,800	4,634
Wendy's International, Inc.	344,100	13,496
WMS Industries, Inc. (a)	183,300	5,745
Wyndham International, Inc. Class A (a)	4,623,700	4,393
		117,837
Household Durables - 1.5%
Champion Enterprises, Inc. (a)	579,900	6,257
D.R. Horton, Inc.	493,895	19,647
Interface, Inc. Class A (a)	1,772,162	16,711
KB Home	212,900	23,132
LG Electronics, Inc.	319,580	21,980
Ryland Group, Inc.	396,600	25,727
Standard Pacific Corp.	206,700	13,752
Techtronic Industries Co. Ltd.	9,509,000	21,274
Toll Brothers, Inc. (a)	493,400	38,520
		187,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	173,600	8,006
Media - 2.9%
Antena 3 Television SA (a)	157,200	12,038
Citadel Broadcasting Corp. (a)	371,900	5,210
Clear Channel Communications, Inc.	1,050,700	34,074
Emmis Communications Corp. Class A (a)	553,000	9,716
Fox Entertainment Group, Inc. Class A (a)	479,200	16,125
Gestevision Telecinco SA	432,900	9,366
Lagardere S.C.A. (Reg.)	218,200	16,467
Lamar Advertising Co. Class A (a)	943,300	40,543
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp. Class A (a)	2,424,368	$ 25,310
Liberty Media International, Inc. Class A (a)	286,421	12,969
McGraw-Hill Companies, Inc.	74,400	6,733
News Corp. Class A	873,300	14,846
NTL, Inc. (a)	768,530	52,283
Omnicom Group, Inc.	99,200	8,421
Radio One, Inc. Class D (non-vtg.) (a)	455,304	7,148
RCN Corp. (a)	173,600	3,385
Salem Communications Corp. Class A (a)	264,849	5,890
SBS Broadcasting SA (a)	154,900	5,832
SES Global unit	99,172	1,215
The DIRECTV Group, Inc. (a)	893,500	13,447
UnitedGlobalCom, Inc. Class A (a)	1,188,800	11,615
Univision Communications, Inc. Class A (a)	171,900	4,695
Walt Disney Co.	1,490,900	42,684
		360,012
Multiline Retail - 0.3%
Dollar Tree Stores, Inc. (a)	212,700	5,792
Fred's, Inc. Class A	347,000	5,715
JCPenney Co., Inc.	344,400	14,713
Saks, Inc.	506,200	7,203
ShopKo Stores, Inc. (a)	248,300	4,477
		37,900
Specialty Retail - 1.3%
Advance Auto Parts, Inc. (a)	473,700	20,416
Asbury Automotive Group, Inc. (a)	66,800	1,128
Edgars Consolidated Stores Ltd.	19,600	979
Foot Locker, Inc.	714,100	19,224
Home Depot, Inc.	589,500	24,323
OfficeMax, Inc. Delaware	72,800	2,148
RadioShack Corp.	1,115,700	36,952
Ross Stores, Inc.	347,200	9,937
Sonic Automotive, Inc. Class A (sub. vtg.)	99,200	2,317
The Pep Boys - Manny, Moe & Jack	968,300	16,674
Toys 'R' Us, Inc. (a)	1,013,200	21,733
Weight Watchers International, Inc. (a)	180,000	8,435
		164,266
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Reebok International Ltd.	79,300	$ 3,531
TOTAL CONSUMER DISCRETIONARY		917,420
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
The Coca-Cola Co.	711,500	29,520
Food & Staples Retailing - 0.5%
Albertsons, Inc.	423,700	9,694
CVS Corp.	380,000	17,613
Safeway, Inc. (a)	500,000	9,425
Wal-Mart Stores, Inc.	447,800	23,465
		60,197
Food Products - 1.0%
American Italian Pasta Co. Class A	133,900	3,629
Bunge Ltd.	519,000	29,344
Corn Products International, Inc.	307,400	9,025
Dean Foods Co. (a)	758,600	26,725
Del Monte Foods Co. (a)	836,100	9,431
General Mills, Inc.	312,400	16,554
McCormick & Co., Inc. (non-vtg.)	179,800	6,683
Smithfield Foods, Inc. (a)	406,700	12,311
The J.M. Smucker Co.	341,660	15,938
		129,640
Household Products - 0.6%
Colgate-Palmolive Co.	404,000	21,226
Procter & Gamble Co.	1,023,600	54,486
Rayovac Corp. (a)	79,300	2,979
		78,691
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	119,000	5,372
Gillette Co.	99,200	5,031
		10,403
Tobacco - 1.1%
Altria Group, Inc.	2,154,000	137,490
TOTAL CONSUMER STAPLES		445,941
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.4%
Energy Equipment & Services - 4.6%
BJ Services Co.	981,577	$ 47,165
Grant Prideco, Inc. (a)	3,428,800	67,204
Grey Wolf, Inc. (a)	3,623,300	19,203
Halliburton Co.	1,788,400	73,557
Nabors Industries Ltd. (a)	270,200	13,618
National-Oilwell, Inc. (a)	2,681,278	98,886
Oil States International, Inc. (a)	99,900	1,903
Pride International, Inc. (a)	4,694,643	109,808
Smith International, Inc. (a)	547,400	32,406
Tenaris SA sponsored ADR	74,400	3,668
Varco International, Inc. (a)	1,013,750	31,031
Weatherford International Ltd. (a)	1,131,400	61,401
Willbros Group, Inc. (a)	568,600	12,191
		572,041
Oil & Gas - 1.8%
Chesapeake Energy Corp.	1,044,500	18,352
EnCana Corp.	410,000	24,236
Encore Acquisition Co. (a)	359,800	13,421
Giant Industries, Inc. (a)	41,200	1,202
Holly Corp.	633,866	19,181
McMoRan Exploration Co. (a)(f)	430,500	7,275
Plains Exploration & Production Co. (a)	327,200	9,417
Premcor, Inc.	525,400	25,219
Quicksilver Resources, Inc. (a)(f)	578,600	25,707
Range Resources Corp.	760,900	16,884
Sasol Ltd. sponsored ADR	24,800	506
Valero Energy Corp.	1,286,300	66,926
W&T Offshore, Inc.	8,100	147
		228,473
TOTAL ENERGY		800,514
FINANCIALS - 13.3%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.	145,000	14,654
E*TRADE Financial Corp. (a)	670,300	9,217
Goldman Sachs Group, Inc.	347,000	37,424
Lehman Brothers Holdings, Inc.	467,400	42,622
Merrill Lynch & Co., Inc.	963,900	57,901
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,076,600	$ 60,247
State Street Corp.	219,500	9,836
		231,901
Commercial Banks - 3.2%
Bank of America Corp.	4,060,602	188,290
Cathay General Bancorp	39,781	1,445
Comerica, Inc.	218,100	12,619
Nara Bancorp, Inc.	198,300	3,956
North Fork Bancorp, Inc., New York	1,062,095	30,482
Placer Sierra Bancshares	9,900	255
PrivateBancorp, Inc.	50,600	1,655
Silicon Valley Bancshares (a)	354,500	15,470
UCBH Holdings, Inc.	276,500	12,185
UnionBanCal Corp.	158,700	9,773
Wachovia Corp.	1,607,914	88,194
Wells Fargo & Co.	308,800	18,929
Wilshire Bancorp, Inc. (a)	605,924	9,325
Wintrust Financial Corp.	245,000	13,593
		406,171
Consumer Finance - 0.3%
American Express Co.	142,900	7,624
Capital One Financial Corp.	189,700	14,850
First Marblehead Corp. (a)	118,900	7,649
MBNA Corp.	426,000	11,323
		41,446
Diversified Financial Services - 2.4%
Citigroup, Inc.	4,074,704	199,864
J.P. Morgan Chase & Co.	2,701,500	100,847
		300,711
Insurance - 3.0%
ACE Ltd.	597,000	25,910
AFLAC, Inc.	837,600	33,094
AMBAC Financial Group, Inc.	169,800	13,054
American International Group, Inc.	1,890,131	125,297
Assurant, Inc.	286,700	9,326
Conseco, Inc. (a)	855,900	16,305
Endurance Specialty Holdings Ltd.	449,800	15,473
Fidelity National Financial, Inc.	169,150	7,412
Hartford Financial Services Group, Inc.	425,500	28,632
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hilb Rogal & Hobbs Co.	198,300	$ 7,052
MBIA, Inc.	409,400	24,458
Scottish Re Group Ltd.	687,600	15,863
Specialty Underwriters' Alliance, Inc.	517,600	5,057
St. Paul Travelers Companies, Inc.	635,600	23,860
Torchmark Corp.	114,900	6,274
USI Holdings Corp. (a)	347,100	3,922
W.R. Berkley Corp.	90,200	4,303
Willis Group Holdings Ltd.	339,100	13,116
		378,408
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	45,000	2,995
CBL & Associates Properties, Inc.	74,900	5,152
CenterPoint Properties Trust (SBI)	230,000	9,764
Corporate Office Properties Trust (SBI)	74,400	1,914
Education Realty Trust, Inc.	262,800	4,412
Equity Lifestyle Properties, Inc.	153,200	5,252
Equity Residential (SBI)	441,800	13,934
General Growth Properties, Inc.	301,500	9,579
Reckson Associates Realty Corp.	239,000	7,333
Vornado Realty Trust	138,800	9,597
		69,932
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	611,508	22,626
Fannie Mae	193,300	12,483
Fidelity Bankshares, Inc.	306,620	8,247
First Niagara Financial Group, Inc.	175,000	2,389
Freddie Mac	1,036,800	67,693
Golden West Financial Corp., Delaware	299,900	19,380
KNBT Bancorp, Inc.	240,400	3,986
MGIC Investment Corp.	99,500	6,358
NetBank, Inc.	1,855,579	17,721
New York Community Bancorp, Inc.	1,314,266	23,433
NewAlliance Bancshares, Inc.	719,176	10,694
Sovereign Bancorp, Inc.	1,515,000	34,451
W Holding Co., Inc.	1,558,764	20,326
		249,787
TOTAL FINANCIALS		1,678,356
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 8.5%
Biotechnology - 1.1%
Alkermes, Inc. (a)	749,600	$ 9,497
Angiotech Pharmaceuticals, Inc. (a)	428,900	7,257
Biogen Idec, Inc. (a)	138,700	9,010
CSL Ltd.	1,213,553	29,099
Dendreon Corp. (a)	610,100	4,149
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Enzon Pharmaceuticals, Inc. (a)	429,800	5,544
Genentech, Inc. (a)	207,486	9,899
Medarex, Inc. (a)	822,300	7,820
Millennium Pharmaceuticals, Inc. (a)	973,939	8,970
ONYX Pharmaceuticals, Inc. (a)	236,736	6,875
Oscient Pharmaceuticals Corp. (a)(f)	590,100	1,959
OSI Pharmaceuticals, Inc. (a)	390,000	25,389
Pharmion Corp. (a)	367,200	13,315
Tanox, Inc. (a)	436,000	5,175
		143,958
Health Care Equipment & Supplies - 2.4%
Aspect Medical Systems, Inc. (a)	145,800	3,286
Bausch & Lomb, Inc.	136,100	9,920
Baxter International, Inc.	1,157,100	39,064
Beckman Coulter, Inc.	198,300	13,286
Becton, Dickinson & Co.	165,000	9,347
Boston Scientific Corp. (a)	215,400	7,121
Cytyc Corp. (a)	99,200	2,485
Dade Behring Holdings, Inc. (a)	716,300	40,937
Edwards Lifesciences Corp. (a)	540,700	22,006
Epix Pharmaceuticals, Inc. (a)	110,000	1,062
Fisher Scientific International, Inc. (a)	243,468	15,375
Guidant Corp.	188,400	13,657
Immucor, Inc. (a)	506,000	15,489
Medtronic, Inc.	477,300	25,053
ResMed, Inc. (a)	247,900	12,717
Smith & Nephew PLC	193,940	1,918
St. Jude Medical, Inc. (a)	582,000	22,861
Synthes, Inc.	157,503	18,043
Thermo Electron Corp. (a)	113,080	3,386
Waters Corp. (a)	596,400	29,271
		306,284
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	183,500	$ 10,694
Cardinal Health, Inc.	815,600	45,935
Caremark Rx, Inc. (a)	360,200	14,084
Cerner Corp. (a)	190,000	9,453
DaVita, Inc. (a)	408,000	17,120
Fresenius Medical Care AG sponsored ADR	399,800	10,783
Hanger Orthopedic Group, Inc. (a)(g)	1,391,200	10,017
Health Net, Inc. (a)	346,800	10,088
Humana, Inc. (a)	330,000	11,309
McKesson Corp.	893,100	30,803
Medco Health Solutions, Inc. (a)	124,000	5,279
Molina Healthcare, Inc. (a)	107,500	5,346
Omnicare, Inc.	292,600	8,997
PacifiCare Health Systems, Inc. (a)	738,400	45,434
Pediatrix Medical Group, Inc. (a)	198,300	13,244
Priority Healthcare Corp. Class B (a)	666,700	15,374
UnitedHealth Group, Inc.	975,500	86,722
WebMD Corp. (a)	1,298,100	9,801
		360,483
Pharmaceuticals - 2.1%
Atherogenics, Inc. (a)	818,200	15,178
Barr Pharmaceuticals, Inc. (a)	355,500	16,904
Cipla Ltd.	722,362	4,743
Connetics Corp. (a)	510,900	12,476
Endo Pharmaceuticals Holdings, Inc. (a)	486,000	10,211
Guilford Pharmaceuticals, Inc. (a)	1,802,400	8,751
IVAX Corp. (a)	439,975	6,613
Johnson & Johnson	378,800	24,508
Pfizer, Inc.	2,900,800	70,083
Schering-Plough Corp.	1,991,700	36,966
Sepracor, Inc. (a)	225,400	12,888
Wyeth	1,022,200	40,510
		259,831
TOTAL HEALTH CARE		1,070,556
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	570,200	6,152
EADS NV	687,400	21,010
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Goodrich Corp.	877,500	$ 30,098
Hexcel Corp. (a)	179,600	2,646
Honeywell International, Inc.	1,096,200	39,441
Lockheed Martin Corp.	398,700	23,049
Northrop Grumman Corp.	346,500	17,976
Precision Castparts Corp.	309,000	21,723
Rockwell Collins, Inc.	277,700	11,913
The Boeing Co.	59,500	3,011
United Technologies Corp.	440,600	44,360
		221,379
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	535,600	16,191
Forward Air Corp. (a)	39,700	1,692
United Parcel Service, Inc. Class B	99,200	7,408
UTI Worldwide, Inc.	135,309	9,320
Yamato Transport Co. Ltd.	499,000	7,469
		42,080
Airlines - 0.6%
AirTran Holdings, Inc. (a)	3,472,900	29,659
Delta Air Lines, Inc. (a)(f)	1,859,500	10,023
Frontier Airlines, Inc. (a)(g)	3,561,208	30,199
Northwest Airlines Corp. (a)(f)	792,685	5,858
		75,739
Building Products - 0.3%
American Standard Companies, Inc. (a)	160,300	6,418
Masco Corp.	424,200	15,611
Trex Co., Inc. (a)	41,800	2,050
York International Corp.	252,900	9,185
		33,264
Commercial Services & Supplies - 0.6%
Apollo Group, Inc. Class A (a)	59,500	4,652
Career Education Corp. (a)	455,700	18,360
Cendant Corp.	1,070,000	25,199
DeVry, Inc. (a)	371,900	6,598
Herman Miller, Inc.	322,300	8,612
HNI Corp.	235,300	9,494
		72,915
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.1%
Dycom Industries, Inc. (a)	806,200	$ 21,904
Fluor Corp.	927,200	49,642
Granite Construction, Inc.	902,300	22,467
Jacobs Engineering Group, Inc. (a)	213,200	10,828
Larsen & Toubro Ltd. (a)	421,480	9,708
MasTec, Inc. (a)	1,422,190	12,643
URS Corp. (a)	631,300	17,809
		145,001
Electrical Equipment - 0.0%
A.O. Smith Corp.	198,300	5,376
Industrial Conglomerates - 2.3%
General Electric Co.	5,673,400	204,980
Siemens AG sponsored ADR	272,700	21,655
Tyco International Ltd.	1,936,200	69,974
		296,609
Machinery - 1.1%
AGCO Corp. (a)	594,100	12,197
Astec Industries, Inc. (a)	579,019	10,005
Briggs & Stratton Corp.	248,000	9,620
Gardner Denver, Inc. (a)	173,600	6,572
Manitowoc Co., Inc.	148,800	5,416
Navistar International Corp. (a)	350,100	13,626
SPX Corp.	418,500	17,535
Terex Corp. (a)	221,200	9,523
The Weir Group PLC	1,169,555	7,214
Timken Co.	947,800	24,415
Wabash National Corp. (a)	440,000	11,167
Watts Water Technologies, Inc. Class A	366,500	11,746
		139,036
Marine - 0.1%
Alexander & Baldwin, Inc.	223,130	10,264
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	371,900	17,918
Laidlaw International, Inc. (a)	583,400	12,701
Norfolk Southern Corp.	568,800	19,862
		50,481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	471,100	$ 7,067
United Rentals, Inc. (a)	823,400	14,006
		21,073
TOTAL INDUSTRIALS		1,113,217
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR (a)	1,113,900	15,951
Andrew Corp. (a)	446,300	5,829
Avaya, Inc. (a)	505,000	7,247
Comverse Technology, Inc. (a)	711,200	15,895
Enterasys Networks, Inc. (a)	2,826,200	3,985
Finisar Corp. (a)	587,000	1,027
Harris Corp.	79,300	5,136
Juniper Networks, Inc. (a)	349,100	8,773
Lucent Technologies, Inc. (a)	862,800	2,813
Marconi Corp. PLC (a)	700,000	8,306
Motorola, Inc.	1,671,200	26,305
Nokia Corp. sponsored ADR	247,900	3,788
QUALCOMM, Inc.	376,900	14,036
Sycamore Networks, Inc. (a)	8,116,000	28,081
		147,172
Computers & Peripherals - 1.1%
Diebold, Inc.	269,200	14,494
Hutchinson Technology, Inc. (a)	317,586	11,211
Lexmark International, Inc. Class A (a)	89,800	7,485
Maxtor Corp. (a)	5,158,000	24,397
QLogic Corp. (a)	315,500	12,077
Seagate Technology	1,671,100	28,275
Storage Technology Corp. (a)	697,900	21,977
Western Digital Corp. (a)	1,694,000	18,244
		138,160
Electronic Equipment & Instruments - 2.4%
Amphenol Corp. Class A	958,800	37,710
Arrow Electronics, Inc. (a)	361,900	8,544
Avnet, Inc. (a)	495,200	8,874
Bell Microproducts, Inc. (a)	1,022,438	8,292
Celestica, Inc. (sub. vtg.) (a)	2,779,700	36,173
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	3,148,600	$ 44,553
Hon Hai Precision Industries Co. Ltd. unit (f)	1,604,248	14,230
Ingram Micro, Inc. Class A (a)	1,496,000	27,646
Jabil Circuit, Inc. (a)	223,100	5,258
KEMET Corp. (a)	74,400	629
Mettler-Toledo International, Inc. (a)	423,400	21,238
Molex, Inc.	254,400	7,306
National Instruments Corp.	58,600	1,602
Sanmina-SCI Corp. (a)	2,716,700	16,789
Solectron Corp. (a)	3,201,800	15,913
Symbol Technologies, Inc.	2,564,000	46,921
Vishay Intertechnology, Inc. (a)	295,400	3,861
		305,539
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	570,200	20,077
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	138,800	7,522
BearingPoint, Inc. (a)	1,315,700	10,381
Ceridian Corp. (a)	1,271,900	22,513
First Data Corp.	473,575	19,293
Titan Corp. (a)	198,400	3,333
		63,042
Office Electronics - 0.3%
Xerox Corp. (a)	2,181,500	34,642
Semiconductors & Semiconductor Equipment - 4.0%
Agere Systems, Inc.:
Class A (a)	21,841,200	31,451
Class B (a)	18,269,316	26,308
Amkor Technology, Inc. (a)	451,000	1,998
Analog Devices, Inc.	123,900	4,447
Asat Holdings Ltd. sponsored ADR (a)(f)	1,345,400	1,722
ASML Holding NV (NY Shares) (a)	1,431,800	23,524
Atmel Corp. (a)	1,487,600	4,552
ATMI, Inc. (a)(g)	1,830,659	41,611
Axcelis Technologies, Inc. (a)	2,554,300	19,081
Cascade Microtech, Inc.	365,600	3,875
Conexant Systems, Inc. (a)	1,793,000	2,941
Credence Systems Corp. (a)	1,658,820	13,271
Cymer, Inc. (a)	592,200	15,705
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (a)	595,100	$ 6,784
Fairchild Semiconductor International, Inc. (a)	2,413,800	34,445
FormFactor, Inc. (a)	483,300	11,005
Freescale Semiconductor, Inc.:
Class A	1,765,500	30,190
Class B (a)	5,216,489	91,132
Integrated Circuit Systems, Inc. (a)	825,000	15,675
Integrated Device Technology, Inc. (a)	272,700	3,201
Intel Corp.	198,400	4,454
Intersil Corp. Class A	1,822,200	27,023
LTX Corp. (a)(g)	3,375,813	19,613
National Semiconductor Corp.	2,089,400	35,374
ON Semiconductor Corp. (a)	991,600	3,629
PMC-Sierra, Inc. (a)	928,900	9,549
Samsung Electronics Co. Ltd.	31,970	15,417
Teradyne, Inc. (a)	665,800	9,341
United Microelectronics Corp. sponsored ADR	297,500	1,050
Vitesse Semiconductor Corp. (a)	793,400	2,301
		510,669
Software - 1.0%
Activision, Inc. (a)	29,800	673
Amdocs Ltd. (a)	148,800	4,427
BEA Systems, Inc. (a)	2,306,249	19,649
Cadence Design Systems, Inc. (a)	1,018,800	13,581
Cognos, Inc. (a)	188,400	7,780
Electronic Arts, Inc. (a)	34,700	2,233
FileNET Corp. (a)	299,900	6,703
Informatica Corp. (a)	595,100	4,606
JDA Software Group, Inc. (a)	272,762	3,279
Macromedia, Inc. (a)	451,236	15,450
Macrovision Corp. (a)	84,300	1,967
Microsoft Corp.	906,300	23,818
Siebel Systems, Inc. (a)	991,700	8,638
Take-Two Interactive Software, Inc. (a)	49,600	1,748
VERITAS Software Corp. (a)	371,700	9,560
		124,112
TOTAL INFORMATION TECHNOLOGY		1,343,413
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 5.4%
Chemicals - 1.9%
Albemarle Corp.	351,800	$ 12,352
Celanese Corp. Class A	297,500	4,799
Dow Chemical Co.	871,300	43,304
Great Lakes Chemical Corp.	367,700	9,726
Lyondell Chemical Co.	2,265,440	66,649
Monsanto Co.	366,900	19,860
Mosaic Co. (a)	24,800	409
NOVA Chemicals Corp. (f)	856,500	38,634
Olin Corp.	1,138,500	25,354
Praxair, Inc.	304,700	13,148
Syngenta AG sponsored ADR	198,300	4,263
		238,498
Construction Materials - 0.3%
Eagle Materials, Inc.	197,000	15,713
Martin Marietta Materials, Inc.	128,900	6,963
Texas Industries, Inc.	200,200	12,721
Vulcan Materials Co.	148,800	8,404
		43,801
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	1,925,400	43,745
Packaging Corp. of America	233,100	5,200
Pactiv Corp. (a)	1,878,240	41,716
Smurfit-Stone Container Corp. (a)	1,186,400	17,843
		108,504
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	1,042,016	13,291
Alcan, Inc.	944,300	37,656
Alcoa, Inc.	963,300	28,427
Falconbridge Ltd.	201,600	4,943
Fording Canadian Coal Trust	163,600	13,000
Freeport-McMoRan Copper & Gold, Inc. Class B	1,145,000	42,147
Gerdau AmeriSteel Corp. (a)	1,685,900	9,944
Goldcorp, Inc.	1,085,800	15,258
Inmet Mining Corp. (a)	160,400	2,363
Lionore Mining International Ltd. (a)	714,300	3,615
Massey Energy Co.	670,300	25,424
Meridian Gold, Inc. (a)	2,031,800	37,327
Novelis, Inc.	352,940	7,869
Phelps Dodge Corp.	178,800	17,218
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	225,500	$ 2,386
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	300,000	6,152
Wheaton River Minerals Ltd. (a)	2,487,000	8,076
		275,096
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	372,235	4,787
Tembec, Inc. (a)	1,191,500	6,481
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	654,000	9,568
		20,836
TOTAL MATERIALS		686,735
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	198,300	1,735
AT&T Corp.	421,500	8,089
BellSouth Corp.	1,049,900	27,549
Citizens Communications Co.	404,000	5,450
Covad Communications Group, Inc. (a)(f)(g)	15,472,100	26,148
Philippine Long Distance Telephone Co. sponsored ADR (a)	338,900	8,811
PT Indosat Tbk ADR	158,600	4,940
PT Telkomunikasi Indonesia Tbk sponsored ADR	228,000	4,731
SBC Communications, Inc.	3,372,100	80,121
Telewest Global, Inc. (a)	467,272	7,874
Verizon Communications, Inc.	2,103,600	74,867
		250,315
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	3,473,000	62,931
Crown Castle International Corp. (a)	757,000	12,415
KDDI Corp.	2,171	11,083
Mobile TeleSystems OJSC sponsored ADR (f)	138,800	4,994
Nextel Communications, Inc. Class A (a)	805,000	23,095
Nextel Partners, Inc. Class A (a)	768,900	15,293
NII Holdings, Inc. (a)	223,100	12,003
SpectraSite, Inc. (a)	471,932	27,655
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Western Wireless Corp. Class A (a)	148,800	$ 5,622
Wireless Facilities, Inc. (a)	371,900	3,169
		178,260
TOTAL TELECOMMUNICATION SERVICES		428,575
UTILITIES - 1.9%
Electric Utilities - 1.1%
Entergy Corp.	218,800	15,211
Exelon Corp.	628,900	27,829
PG&E Corp. (a)	585,000	20,475
PPL Corp.	189,900	10,255
TXU Corp.	923,200	63,885
		137,655
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	5,186,917	72,876
Dominion Resources, Inc.	338,300	23,471
NorthWestern Energy Corp. (a)	51,600	1,463
NRG Energy, Inc. (a)	69,400	2,429
		100,239
TOTAL UTILITIES		237,894
TOTAL COMMON STOCKS (Cost $7,053,677)		8,722,621
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fortis Insurance NV 7.75% (h)	6,900	7,218
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Schering-Plough Corp. 6.00%	99,100	5,086
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	75,900	$ 1,907
TOTAL CONVERTIBLE PREFERRED STOCKS		14,211
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.) (f)	7,811	5,089
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	18,507	1,851
TOTAL CONSUMER DISCRETIONARY		6,940
TOTAL PREFERRED STOCKS (Cost $20,673)		21,151
Corporate Bonds - 8.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. 2.25% 1/15/25 (h)	$ 350	336
ENERGY - 0.0%
Oil & Gas - 0.0%
McMoRan Exploration Co. 5.25% 10/6/11 (h)	1,980	2,609
FINANCIALS - 0.0%
Insurance - 0.0%
American Equity Investment Life Holding Co. 5.25% 12/6/24 (h)	1,980	2,183
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (h)	1,000	880
Celgene Corp. 1.75% 6/1/08 (h)	3,700	4,815
Cephalon, Inc. 0% 6/15/33 (h)	5,000	5,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
deCODE genetics, Inc. 3.5% 4/15/11 (h)	$ 1,000	$ 880
Oscient Pharmaceuticals Corp. 3.5% 4/15/11 (h)	2,000	1,766
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,889
		15,274
Pharmaceuticals - 0.1%
IVAX Corp. 1.5% 3/1/24 (h)	10,000	9,252
TOTAL HEALTH CARE		24,526
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 4.5% 2/15/24	4,900	3,308
Atlantic Coast Airlines Holdings, Inc. 6% 2/15/34 (h)	1,000	469
Delta Air Lines, Inc. 2.875% 2/18/24 (h)	5,000	2,606
Mesa Air Group, Inc. 2.115% 2/10/24 (e)(h)	1,700	744
		7,127
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	6,703	5,966
Computers & Peripherals - 0.0%
Synaptics, Inc. 0.75% 12/1/24 (h)	1,980	2,064
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (h)	1,980	2,138
TOTAL INFORMATION TECHNOLOGY		10,168
MATERIALS - 0.0%
Metals & Mining - 0.0%
Apex Silver Mines Ltd. 2.875% 3/15/24 (h)	2,000	1,618
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	4,125
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	1,701
		5,826
TOTAL CONVERTIBLE BONDS		54,393
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 8.2%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 5,235	$ 5,323
6.5% 11/15/13	5,500	5,994
Dana Corp. 6.5% 3/1/09	1,340	1,394
Delco Remy International, Inc. 9.375% 4/15/12	730	726
Stoneridge, Inc. 11.5% 5/1/12	165	189
Tenneco Automotive, Inc. 8.625% 11/15/14 (h)	590	612
Visteon Corp. 8.25% 8/1/10	690	693
		14,931
Automobiles - 0.1%
General Motors Corp.:
7.2% 1/15/11	11,000	11,038
8.375% 7/15/33	2,530	2,548
		13,586
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13 (h)	435	451
Friendly Ice Cream Corp. 8.375% 6/15/12	235	227
Gaylord Entertainment Co. 8% 11/15/13	460	494
Host Marriott LP 7.125% 11/1/13	1,000	1,054
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (h)	1,070	1,043
Mandalay Resort Group 6.5% 7/31/09	1,440	1,507
MGM MIRAGE:
5.875% 2/27/14	1,430	1,405
9.75% 6/1/07	115	128
Morton's Restaurant Group, Inc. 7.5% 7/1/10	280	273
Park Place Entertainment Corp. 7.875% 12/15/05	1,360	1,414
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,418
Six Flags, Inc.:
9.625% 6/1/14	445	421
9.625% 6/1/14 (h)	450	425
Station Casinos, Inc. 6% 4/1/12	900	923
Uno Restaurant Corp. 10% 2/15/11 (i)	720	712
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (h)	180	189
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (h)	1,480	1,450
		13,534
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Levitz Home Furnishings, Inc. 12% 11/1/11 (h)	$ 610	$ 622
WCI Communities, Inc. 7.875% 10/1/13	550	587
		1,209
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	340	364
Media - 0.5%
Advanstar Communications, Inc. 10.75% 8/15/10	560	631
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,362
7.625% 4/15/31	4,975	6,128
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	8,930
Cablevision Systems Corp.:
6.6688% 4/1/09 (h)(k)	1,420	1,537
8% 4/15/12 (h)	1,195	1,286
CanWest Media, Inc. 8% 9/15/12 (h)	230	244
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)	1,160	1,172
Cox Communications, Inc. 7.75% 11/1/10	4,900	5,606
CSC Holdings, Inc.:
7.625% 4/1/11	2,155	2,349
7.625% 7/15/18	235	259
Dex Media, Inc. 8% 11/15/13	1,000	1,063
Houghton Mifflin Co. 9.875% 2/1/13	1,150	1,196
Kabel Deutschland GmbH 10.625% 7/1/14 (h)	490	554
LBI Media Holdings, Inc. 0% 10/15/13 (d)	1,390	1,022
LBI Media, Inc. 10.125% 7/15/12	655	730
Liberty Media Corp. 8.25% 2/1/30	2,815	3,159
Loews Cineplex Entertainment Corp. 9% 8/1/14 (h)	970	1,028
News America, Inc. 6.2% 12/15/34 (h)	3,500	3,610
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,088
PanAmSat Corp. 9% 8/15/14	480	521
PEI Holdings, Inc. 11% 3/15/10	406	471
PRIMEDIA, Inc. 7.625% 4/1/08	1,985	2,010
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,232
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltee 6.875% 1/15/14 (h)	$ 1,100	$ 1,119
Walt Disney Co. 6.375% 3/1/12	2,900	3,222
		54,529
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	1,730	1,780
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,120	1,126
9% 6/15/12	1,000	1,055
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,816
		3,997
TOTAL CONSUMER DISCRETIONARY		103,930
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	530	526
8.25% 7/15/10	1,075	1,220
Jean Coutu Group, Inc.:
7.625% 8/1/12 (h)	300	312
8.5% 8/1/14 (h)	770	768
NeighborCare, Inc. 6.875% 11/15/13	1,105	1,166
Rite Aid Corp. 6% 12/15/05 (h)	855	866
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (k)	730	750
Wal-Mart Stores, Inc. 4.125% 2/15/11	9,510	9,515
		15,123
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (h)	3,080	3,061
5.125% 10/1/13 (h)	1,945	1,989
Del Monte Corp. 6.75% 2/15/15 (h)(i)	430	434
Dole Food Co., Inc. 7.25% 6/15/10	730	756
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,774
Smithfield Foods, Inc. 7% 8/1/11 (h)	1,460	1,555
United Agriculture Products, Inc. 8.75% 12/15/11 (h)	353	379
		9,948
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 9,585	$ 10,478
TOTAL CONSUMER STAPLES		35,549
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	210	235
9.625% 12/1/07	540	601
Hanover Compressor Co. 9% 6/1/14	570	630
Hornbeck Offshore Services, Inc. 6.125% 12/1/14 (h)	1,065	1,062
Petronas Capital Ltd. 7% 5/22/12 (h)	11,260	12,886
Pride International, Inc. 7.375% 7/15/14	480	527
Seabulk International, Inc. 9.5% 8/15/13	700	742
		16,683
Oil & Gas - 0.5%
Amerada Hess Corp.:
6.65% 8/15/11	7,770	8,550
7.125% 3/15/33	1,990	2,277
7.375% 10/1/09	1,755	1,965
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	4,715	4,773
Chesapeake Energy Corp. 7.5% 6/15/14	430	465
El Paso Corp.:
7% 5/15/11	870	872
7.875% 6/15/12	2,085	2,174
El Paso Energy Corp.:
6.95% 12/15/07	450	465
7.375% 12/15/12	630	636
El Paso Production Holding Co. 7.75% 6/1/13	2,440	2,538
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,570	2,753
Energy Transfer Partners LP 5.95% 2/1/15 (h)	3,075	3,143
Enterprise Products Operating LP:
4.625% 10/15/09 (h)	1,305	1,302
5.6% 10/15/14 (h)	920	943
General Maritime Corp. 10% 3/15/13	1,585	1,807
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,202
7.375% 12/15/14	5,550	6,202
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Exploration & Production Co.:
7.125% 6/15/14	$ 450	$ 493
8.75% 7/1/12	960	1,061
Range Resources Corp. 7.375% 7/15/13	810	859
Ship Finance International Ltd. 8.5% 12/15/13	4,875	4,973
Stone Energy Corp. 6.75% 12/15/14 (h)	150	146
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,288
The Coastal Corp.:
6.5% 5/15/06	1,700	1,738
7.5% 8/15/06	1,935	2,015
7.625% 9/1/08	325	338
7.75% 6/15/10	325	338
Venoco, Inc. 8.75% 12/15/11 (h)	520	524
Williams Companies, Inc.:
7.125% 9/1/11	4,055	4,410
7.5% 1/15/31	2,010	2,171
7.625% 7/15/19	1,360	1,496
		66,917
TOTAL ENERGY		83,600
FINANCIALS - 2.9%
Capital Markets - 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (k)	2,000	1,944
4.25% 9/4/12 (k)	2,490	2,494
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (h)	2,180	2,403
Goldman Sachs Group, Inc. 5.125% 1/15/15	17,970	18,192
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,609
Morgan Stanley 4% 1/15/10	14,000	13,810
		41,452
Commercial Banks - 0.5%
Bank One Corp. 5.25% 1/30/13	7,610	7,865
Korea Development Bank:
3.875% 3/2/09	8,325	8,189
5.75% 9/10/13	4,415	4,690
Union Planters Corp. 7.75% 3/1/11	7,500	8,808
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
US Bank NA, Minneapolis 6.3% 2/4/14	$ 3,065	$ 3,419
Wachovia Bank NA 4.875% 2/1/15	10,000	10,046
Wells Fargo & Co. 4.2% 1/15/10	14,000	14,019
		57,036
Consumer Finance - 0.8%
American General Finance Corp.:
2.75% 6/15/08	335	322
4.625% 5/15/09	12,515	12,710
Capital One Bank 6.5% 6/13/13	10,670	11,723
Ford Motor Credit Co.:
7.25% 10/25/11	5,000	5,321
7.375% 10/28/09	15,475	16,478
General Electric Capital Corp.:
6% 6/15/12	9,000	9,837
6.125% 2/22/11	11,600	12,692
General Motors Acceptance Corp. 6.875% 9/15/11	6,210	6,236
Household Finance Corp.:
4.125% 11/16/09	7,765	7,713
5.875% 2/1/09	3,500	3,723
7% 5/15/12	1,235	1,414
HSBC Finance Corp. 6.75% 5/15/11	4,065	4,562
MBNA Corp. 7.5% 3/15/12	4,930	5,705
		98,436
Diversified Financial Services - 0.4%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,095	1,158
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	1,610	1,111
9.625% 11/15/09	1,490	1,211
Citigroup, Inc.:
5% 9/15/14	7,000	7,107
5.625% 8/27/12	3,065	3,271
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	920	975
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	655
Duke Capital LLC 4.331% 11/16/06	1,215	1,226
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 1,585	$ 1,823
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (h)	4,500	4,794
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	3,063
J.P. Morgan Chase & Co. 5.625% 8/15/06	9,000	9,283
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (h)	4,350	4,610
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,689
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (h)	1,000	1,083
UGS Corp. 10% 6/1/12 (h)	570	636
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,025	1,204
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (h)(k)	290	304
Westfield Capital Corp. Ltd./Wt Finance 4.375% 11/15/10 (h)	4,940	4,907
		50,110
Insurance - 0.4%
Aegon NV 4.75% 6/1/13	5,200	5,190
Assurant, Inc. 5.625% 2/15/14	2,195	2,284
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,255	3,288
Berkshire Hathaway Finance Corp. 4.125% 1/15/10 (h)	7,185	7,179
MetLife, Inc. 6.125% 12/1/11	9,360	10,232
Metropolitan Life Global Funding I:
2.6% 6/19/08 (h)	400	384
4.25% 7/30/09 (h)	2,700	2,710
Provident Companies, Inc.:
7% 7/15/18	80	77
7.25% 3/15/28	105	99
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,344
Travelers Property Casualty Corp.:
5% 3/15/13	1,225	1,220
6.375% 3/15/33	1,580	1,647
UnumProvident Corp.:
6.75% 12/15/28	580	537
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.: - continued
7.625% 3/1/11	$ 445	$ 463
XL Capital Ltd. 5.25% 9/15/14	4,210	4,257
		41,911
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,812
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,264
Developers Diversified Realty Corp. 5.25% 4/15/11	6,165	6,293
EOP Operating LP:
4.65% 10/1/10	4,805	4,813
4.75% 3/15/14	14,900	14,506
Gables Realty LP:
5.75% 7/15/07	4,795	4,957
6.8% 3/15/05	670	673
Senior Housing Properties Trust:
7.875% 4/15/15	460	504
8.625% 1/15/12	580	661
		39,483
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,135
4.125% 9/15/09	7,000	6,949
5.625% 5/15/07	4,700	4,882
Independence Community Bank Corp. 3.75% 4/1/14 (k)	2,945	2,831
Washington Mutual Bank:
5.125% 1/15/15	9,000	9,064
6.875% 6/15/11	3,300	3,718
		28,579
TOTAL FINANCIALS		357,007
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	1,255	1,311
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (h)(i)	460	472
Carriage Services, Inc. 7.875% 1/15/15 (h)	430	443
Community Health Systems, Inc. 6.5% 12/15/12 (h)	590	591
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc. 6.375% 1/15/15	$ 640	$ 642
HealthSouth Corp.:
7.625% 6/1/12	1,085	1,085
10.75% 10/1/08	1,185	1,244
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,285	1,385
National Nephrology Associates, Inc. 9% 11/1/11 (h)	340	388
Psychiatric Solutions, Inc. 10.625% 6/15/13	370	426
Tenet Healthcare Corp.:
6.375% 12/1/11	1,395	1,259
7.375% 2/1/13	1,045	961
9.875% 7/1/14 (h)	580	602
U.S. Oncology, Inc.:
9% 8/15/12 (h)	1,870	2,029
10.75% 8/15/14 (h)	650	741
		13,579
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (h)	1,485	1,552
TOTAL HEALTH CARE		15,131
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	1,130	1,119
8.875% 5/1/11	605	620
Bombardier, Inc.:
6.3% 5/1/14 (h)	2,615	2,242
7.45% 5/1/34 (h)	3,000	2,505
Northrop Grumman Corp. 4.079% 11/16/06	6,000	6,037
Raytheon Co. 5.5% 11/15/12	1,435	1,522
		14,045
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,050	990
6.978% 10/1/12	1,179	1,194
7.377% 5/23/19	1,364	900
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.379% 5/23/16	$ 768	$ 507
7.8% 4/1/08	425	374
8.608% 10/1/12	1,155	1,028
10.18% 1/2/13	675	466
10.32% 7/30/14 (h)	625	375
AMR Corp.:
9% 9/15/16	930	660
9.17% 1/30/12	140	85
10.13% 6/15/11	140	85
10.45% 11/15/11	405	247
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	328	263
7.568% 12/1/06	630	485
8.312% 10/2/12	292	216
8.321% 11/1/06	50	48
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	73	55
9.5% 11/18/08 (h)	1,137	978
10.14% 8/14/12	120	48
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20	14
7.57% 11/18/10	2,810	2,683
7.779% 11/18/05	72	59
7.779% 1/2/12	4,872	2,680
7.92% 5/18/12	345	228
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	282	237
7.626% 4/1/10	1,367	1,094
7.67% 1/2/15	284	242
7.691% 4/1/17	890	712
8.07% 1/2/15	560	359
		17,312
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14 (h)	960	970
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Mueller Group, Inc. 6.91% 11/1/11 (k)	$ 1,160	$ 1,189
Nortek, Inc. 8.5% 9/1/14	610	627
		2,786
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	595	546
6.375% 4/15/11	610	576
7.625% 1/1/06	1,780	1,825
		2,947
Machinery - 0.0%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (h)	380	389
Invensys PLC 9.875% 3/15/11 (h)	2,475	2,648
Park-Ohio Industries, Inc. 8.375% 11/15/14 (h)	380	376
		3,413
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(h)	240	172
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	285	304
11.75% 6/15/09	720	726
		1,030
TOTAL INDUSTRIALS		41,705
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	450	459
Lucent Technologies, Inc.:
6.45% 3/15/29	550	491
6.5% 1/15/28	135	119
Motorola, Inc. 8% 11/1/11	8,145	9,758
		10,827
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	2,440	2,538
Sanmina-SCI Corp. 10.375% 1/15/10	930	1,053
		3,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	$ 1,450	$ 1,512
Xerox Corp.:
7.125% 6/15/10	1,280	1,363
7.625% 6/15/13	990	1,062
		3,937
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (k)	910	946
6.875% 7/15/11	1,060	1,129
7.125% 7/15/14	230	248
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (h)(k)	170	175
6.875% 12/15/11 (h)	340	351
8% 12/15/14 (h)	140	146
Semiconductor Note Participation Trust 0% 8/4/11 (h)	1,505	2,107
Viasystems, Inc. 10.5% 1/15/11	430	422
		5,524
TOTAL INFORMATION TECHNOLOGY		23,879
MATERIALS - 0.4%
Chemicals - 0.1%
America Rock Salt Co. LLC 9.5% 3/15/14	560	580
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,465
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(h)	370	250
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,500	1,725
Huntsman Advanced Materials LLC 11% 7/15/10 (h)	440	516
Huntsman ICI Holdings LLC 0% 12/31/09	695	389
Huntsman International LLC 9.875% 3/1/09	1,020	1,109
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	645	558
Lubrizol Corp.:
5.5% 10/1/14	1,110	1,139
6.5% 10/1/34	2,020	2,177
Lyondell Chemical Co. 9.5% 12/15/08	1,830	1,976
Millennium America, Inc. 9.25% 6/15/08	1,000	1,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp.:
8.875% 5/1/12	$ 410	$ 438
10.625% 5/15/10	790	875
		14,310
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (h)	1,900	1,876
Texas Industries, Inc. 10.25% 6/15/11	1,930	2,239
		4,115
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	820	879
Crown European Holdings SA 10.875% 3/1/13	1,150	1,351
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (h)	460	462
8.875% 2/15/09	1,280	1,382
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,630
7.8% 5/15/18	1,040	1,071
8.1% 5/15/07	615	649
Sealed Air Corp.:
5.625% 7/15/13 (h)	810	841
6.875% 7/15/33 (h)	1,695	1,879
		10,144
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	745	736
Compass Minerals International, Inc. 0% 12/15/12 (d)	1,140	980
CSN Islands VIII Corp. 9.75% 12/16/13 (h)	740	786
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	555
International Steel Group, Inc. 6.5% 4/15/14	805	869
Novelis, Inc. 7.25% 2/15/15 (h)	3,590	3,662
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	1,355	1,382
		8,970
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (h)	210	219
Georgia-Pacific Corp.:
7.5% 5/15/06	1,205	1,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
8% 1/15/24	$ 1,170	$ 1,369
8.125% 5/15/11	1,000	1,150
9.5% 12/1/11	580	713
International Paper Co.:
4.25% 1/15/09	995	997
5.5% 1/15/14	2,500	2,619
Norske Skog Canada Ltd. 8.625% 6/15/11	1,290	1,358
Stone Container Corp. 9.75% 2/1/11	1,345	1,466
Weyerhaeuser Co. 5.25% 12/15/09	1,457	1,515
		12,665
TOTAL MATERIALS		50,204
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	7,500	9,265
BellSouth Corp.:
4.2% 9/15/09	4,575	4,566
4.75% 11/15/12	6,500	6,557
6.55% 6/15/34	5,000	5,549
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,699
8.875% 12/15/30	4,565	6,248
Deutsche Telekom International Finance BV:
5.25% 7/22/13	2,585	2,666
8.25% 6/15/05	2,350	2,393
8.5% 6/15/10	5,535	6,569
8.75% 6/15/30	3,460	4,681
France Telecom SA 8.5% 3/1/11	7,635	9,111
Koninklijke KPN NV yankee 8% 10/1/10	7,800	9,156
KT Corp. 5.875% 6/24/14 (h)	2,925	3,114
New Skies Satellites BV 7.4375% 11/1/11 (h)(k)	1,750	1,820
NTL Cable PLC 8.75% 4/15/14 (h)	665	741
Primus Telecommunications Group, Inc. 8% 1/15/14	795	672
Qwest Capital Funding, Inc.:
7% 8/3/09	1,340	1,300
7.75% 8/15/06	3,525	3,604
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. 7.75% 2/15/14 (h)	$ 1,660	$ 1,689
Qwest Corp. 9.125% 3/15/12 (h)	905	1,029
SBC Communications, Inc.:
5.1% 9/15/14	6,750	6,799
5.875% 8/15/12	4,000	4,292
Sprint Capital Corp.:
7.625% 1/30/11	8,000	9,244
8.375% 3/15/12	3,000	3,635
Telecom Italia Capital:
4% 11/15/08	500	496
4.95% 9/30/14 (h)	5,000	4,945
5.25% 11/15/13	2,000	2,037
6% 9/30/34 (h)	5,100	5,150
Telefonica Europe BV 7.75% 9/15/10	6,000	6,992
Telefonos de Mexico SA de CV 4.75% 1/27/10 (h)	3,500	3,509
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,709
Verizon Global Funding Corp. 7.25% 12/1/10	10,535	12,024
Verizon New York, Inc.:
6.875% 4/1/12	7,725	8,669
7.375% 4/1/32	3,250	3,826
		169,756
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	12,204
8.75% 3/1/31	5,000	6,877
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (k)	1,130	1,195
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	670	709
10.75% 8/1/11	460	499
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	585	655
Intelsat Ltd.:
6.5% 11/1/13	755	630
7.625% 4/15/12	870	790
7.7938% 1/15/12 (h)(k)	730	752
8.625% 1/15/15 (h)	1,190	1,239
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13 (h)	$ 1,170	$ 1,217
Nextel Communications, Inc. 7.375% 8/1/15	2,000	2,205
Nextel Partners, Inc. 8.125% 7/1/11	495	546
Rogers Communications, Inc.:
5.525% 12/15/10 (k)	450	473
6.375% 3/1/14	1,500	1,504
7.25% 12/15/12	290	309
7.5% 3/15/15	740	788
8% 12/15/12	330	351
Western Wireless Corp. 9.25% 7/15/13	920	1,071
		34,014
TOTAL TELECOMMUNICATION SERVICES		203,770
UTILITIES - 0.9%
Electric Utilities - 0.4%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,393
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,192
Detroit Edison Co. 5.2% 10/15/12	4,000	4,177
Duke Capital LLC:
6.25% 2/15/13	5,000	5,426
6.75% 2/15/32	3,530	3,959
Exelon Corp. 6.75% 5/1/11	2,040	2,277
FirstEnergy Corp.:
5.5% 11/15/06	2,830	2,910
6.45% 11/15/11	460	499
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,248
Nevada Power Co.:
5.875% 1/15/15 (h)	260	261
10.875% 10/15/09	570	650
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,840
Oncor Electric Delivery Co. 6.375% 5/1/12	2,195	2,429
Pacific Gas & Electric Co.:
4.2% 3/1/11	1,095	1,082
4.8% 3/1/14	1,450	1,453
Progress Energy, Inc. 7.1% 3/1/11	8,065	9,071
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,272
Sierra Pacific Power Co. 6.25% 4/15/12	360	374
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.65% 4/1/15	$ 2,000	$ 1,974
5% 1/15/14	2,515	2,569
TECO Energy, Inc.:
6.125% 5/1/07	915	938
10.5% 12/1/07	1,425	1,635
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (h)	610	630
		54,259
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,755
NiSource Finance Corp. 7.875% 11/15/10	4,389	5,148
Sonat, Inc.:
6.625% 2/1/08	1,385	1,406
6.75% 10/1/07	825	855
7.625% 7/15/11	235	241
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,950
		14,355
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.5% 11/1/07	236	240
8.75% 6/15/08	347	375
8.75% 5/15/13 (h)	1,135	1,273
8.875% 2/15/11	558	622
9% 5/15/15 (h)	500	566
9.375% 9/15/10	1,143	1,294
9.5% 6/1/09	2,802	3,138
Calpine Corp. 8.41% 7/15/07 (h)(k)	1,197	1,062
CMS Energy Corp.:
7.75% 8/1/10	1,075	1,157
8.5% 4/15/11	610	681
8.9% 7/15/08	3,640	3,986
9.875% 10/15/07	1,605	1,774
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,638
7% 4/1/12	2,855	3,266
Dominion Resources, Inc.:
6.25% 6/30/12	5,765	6,336
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc.: - continued
8.125% 6/15/10	$ 7,876	$ 9,233
NRG Energy, Inc. 8% 12/15/13 (h)	1,700	1,823
Reliant Energy, Inc.:
6.75% 12/15/14	730	708
9.25% 7/15/10	735	812
		42,984
TOTAL UTILITIES		111,598
TOTAL NONCONVERTIBLE BONDS		1,026,373
TOTAL CORPORATE BONDS (Cost $1,053,932)		1,080,766
U.S. Government and Government Agency Obligations - 9.6%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.125% 7/15/06	190,000	189,456
4.625% 10/15/13	20,000	20,322
5.125% 1/2/14	8,800	9,067
6% 5/15/11	6,920	7,597
6.125% 3/15/12	11,499	12,775
6.25% 2/1/11	8,695	9,530
Federal Home Loan Bank 3.375% 2/23/07	1,995	1,990
Freddie Mac:
2.375% 2/15/07	2,005	1,962
2.75% 8/15/06	12,000	11,893
3.625% 9/15/08	25,000	24,876
4.5% 1/15/14	30,900	31,044
5.25% 11/5/12	2,810	2,852
5.75% 1/15/12	25,000	27,199
5.875% 3/21/11	23,295	25,128
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		375,691
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	$ 161,254	$ 166,829
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.39% 4/21/05	115,000	114,393
U.S. Treasury Bonds 6.125% 8/15/29	151,890	184,202
U.S. Treasury Notes:
1.625% 4/30/05	10,000	9,978
2% 8/31/05	45,000	44,794
2.375% 8/31/06	37,377	36,921
2.5% 5/31/06	143,503	142,421
2.75% 7/31/06	38,000	37,786
3.375% 12/15/08	43,000	42,714
3.625% 7/15/09	49,974	49,925
TOTAL U.S. TREASURY OBLIGATIONS		663,134
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,190,785)		1,205,654
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 9.2%
3.737% 1/1/35 (k)	1,018	1,019
3.827% 12/1/34 (k)	200	200
3.83% 1/1/35 (k)	725	726
3.836% 6/1/33 (k)	499	498
3.878% 6/1/33 (k)	3,040	3,040
3.88% 11/1/34 (k)	4,347	4,358
3.913% 12/1/34 (k)	625	628
3.939% 10/1/34 (k)	924	931
3.971% 11/1/34 (k)	1,339	1,350
3.98% 1/1/35 (k)	925	930
3.987% 12/1/34 (k)	860	867
4% 4/1/19 to 11/1/19	54,859	53,740
4% 2/1/20 (i)	90,000	87,975
4% 1/1/35 (k)	575	579
4.017% 12/1/34 (k)	4,725	4,700
4.021% 12/1/34 (k)	700	703
4.025% 1/1/35 (k)	1,250	1,257
4.029% 1/1/35 (k)	300	302
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.038% 12/1/34 (k)	$ 439	$ 445
4.048% 1/1/35 (k)	600	603
4.052% 2/1/35 (k)	600	604
4.072% 12/1/34 (k)	1,175	1,195
4.105% 1/1/35 (k)	1,286	1,299
4.118% 1/1/35 (k)	1,355	1,365
4.118% 2/1/35 (k)	425	428
4.12% 2/1/35 (k)	1,150	1,159
4.127% 1/1/35 (k)	1,322	1,331
4.128% 2/1/35 (k)	2,350	2,367
4.145% 2/1/35 (k)	1,425	1,418
4.17% 11/1/34 (k)	1,170	1,179
4.197% 1/1/35 (k)	1,075	1,085
4.2% 1/1/35 (k)	2,603	2,627
4.23% 11/1/34 (k)	400	405
4.324% 12/1/34 (k)	425	432
4.437% 11/1/34 (k)	10,840	11,061
4.5% 2/1/20 (i)	51,000	50,857
4.5% 6/1/33 to 3/1/34	136,526	133,498
4.551% 8/1/34 (k)	1,567	1,610
4.826% 1/1/35 (k)	2,200	2,193
5% 10/1/17 to 12/1/34	293,933	295,525
5% 2/1/35 (i)	100,000	99,625
5% 2/10/35 (i)	25,000	24,906
5.5% 11/1/08 to 10/1/34	108,404	111,618
5.5% 2/1/20 (i)	26,349	27,173
5.5% 2/1/35 (i)	33,298	33,860
6% 8/1/12 to 1/1/29	25,262	26,400
6% 2/1/35 (i)	10,890	11,247
6.5% 4/1/06 to 8/1/34	84,186	88,401
6.5% 2/1/20 (i)(j)	34,432	36,423
7% 11/1/22 to 6/1/33	24,138	25,578
7.5% 12/1/22 to 3/1/29	3,267	3,506
8% 9/1/17	15	16
TOTAL FANNIE MAE		1,165,242
Freddie Mac - 0.4%
4% 2/1/20 (i)	40,000	39,113
4.232% 1/1/35 (k)	1,150	1,159
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
4.364% 1/1/35 (k)	$ 2,550	$ 2,575
4.985% 8/1/33 (k)	525	537
TOTAL FREDDIE MAC		43,384
Government National Mortgage Association - 0.3%
5.5% 1/15/32 to 5/15/34	7,305	7,503
6.5% 3/15/26 to 2/15/34	9,868	10,412
7% 11/15/22 to 12/15/32	16,423	17,463
7.5% 1/15/26 to 9/15/28	1,987	2,136
8% 1/15/17 to 10/15/29	148	161
9% 11/15/14 to 1/15/23	94	105
9.5% 12/15/20 to 3/15/23	36	41
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		37,821
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,236,088)		1,246,447
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.38% 11/25/32 (k)	1,490	1,521
American Express Credit Account Master Trust:
Series 2001-6 Class B, 2.83% 12/15/08 (k)	5,200	5,215
Series 2004-C Class C, 2.98% 2/15/12 (h)(k)	6,000	6,011
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (k)	1,481	1,482
Series 2003-HE7 Class A3, 2.84% 12/15/33 (k)	2,877	2,886
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	6,000	6,055
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.65% 2/17/09 (k)	5,090	5,149
Series 2003-B2 Class B2, 3.5% 2/17/09	2,675	2,673
Series 2003-B4 Class B4, 3.28% 7/15/11 (k)	3,035	3,092
Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,167
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,500	3,486
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (k)	1,265	1,309
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (k)	2,425	2,425
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07 (k)	$ 7,500	$ 7,516
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (k)	700	708
Class M2, 4.28% 11/25/33 (k)	300	309
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.77% 10/15/09	3,250	3,244
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (k)	299	300
Class M1, 3.41% 8/25/33 (k)	1,130	1,145
Series 2003-4:
Class M1, 3.33% 10/25/33 (k)	1,670	1,687
Class M2, 4.43% 10/25/33 (k)	1,980	2,011
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (h)	109	109
Series 2003-5N Class A, 7.5% 1/27/34 (h)	59	59
Household Home Equity Loan Trust Series 2002-2 Class A, 2.8% 4/20/32 (k)	1,980	1,984
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.28% 7/25/33 (k)	3,770	3,808
Class M2, 4.38% 7/25/33 (k)	1,925	1,971
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.855% 1/18/11 (k)	3,342	3,361
Series 2003-B5 Class B5, 2.85% 2/15/11 (k)	4,855	4,897
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (k)	940	954
Series 2003-HE1 Class M2, 4.43% 5/25/33 (k)	2,310	2,341
Series 2003-NC8 Class M1, 3.23% 9/25/33 (k)	1,120	1,129
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (k)	1,943	1,957
Series 2002-NC1 Class M1, 3.33% 2/25/32 (h)(k)	1,760	1,776
Series 2002-NC3 Class M1, 3.25% 8/25/32 (k)	765	774
Series 2003-NC2 Class M2, 4.53% 2/25/33 (k)	1,320	1,352
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (k)	740	741
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,700	4,668
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	3,375	3,374
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,895	8,061
Series 2002-4 Class A, 2.61% 8/18/09 (k)	4,200	4,203
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (h)(k)	$ 4,320	$ 4,331
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09 (i)	3,015	3,015
TOTAL ASSET-BACKED SECURITIES (Cost $118,509)		119,256
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.3%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.93% 3/25/35 (k)	3,195	3,198
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (k)	1,064	1,060
Class 2A1, 4.2095% 12/25/33 (k)	3,210	3,208
Series 2003-L Class 2A1, 4.0234% 1/25/34 (k)	3,089	3,077
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (k)	5,388	5,345
Class 2A2, 4.148% 3/25/34 (k)	2,510	2,485
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	996	1,018
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,093	2,139
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,056	1,082
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.97% 7/10/35 (h)(k)	3,703	3,779
Class B4, 4.17% 7/10/35 (h)(k)	2,826	2,883
Class B5, 4.77% 7/10/35 (h)(k)	2,631	2,683
Class B6, 5.27% 7/10/35 (h)(k)	1,169	1,193
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (h)(k)	1,305	1,327
Class B4, 4.07% 6/10/35 (h)(k)	1,163	1,183
Class B5, 4.67% 6/10/35 (h)(k)	793	810
Class B6, 5.17% 6/10/35 (h)(k)	472	484
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.98% 6/25/33 (h)(k)	$ 2,562	$ 2,572
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	775	805
TOTAL PRIVATE SPONSOR		40,331
U.S. Government Agency - 0.3%
Fannie Mae planned amortization class Series 1996-28 Class PK, 6.5% 7/25/25	2,590	2,762
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	12	12
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	40	41
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2770 Class UD, 4.5% 5/15/17	12,058	11,987
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,954
Series 2831 Class PB, 5% 7/15/19	3,735	3,780
Series 2885 Class PC, 4.5% 3/15/18	5,030	5,047
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,759
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (k)	685	730
TOTAL U.S. GOVERNMENT AGENCY		33,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,356)		73,403
Commercial Mortgage Securities - 0.9%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,906
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 2.9% 1/25/35 (h)(k)	4,319	4,321
Class A2, 2.95% 1/25/35 (h)(k)	645	646
Class M1, 3.03% 1/25/35 (h)(k)	745	745
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (h)	1,030	1,050
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA: - continued
Class C, 4.937% 5/14/16 (h)	$ 2,140	$ 2,184
Class D, 4.986% 5/14/16 (h)	780	797
Class E, 5.064% 5/14/16 (h)	2,420	2,466
Class F, 5.182% 5/14/16 (h)	580	591
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6234% 5/15/35 (h)(k)(l)	57,824	3,285
COMM floater Series 2002-FL7 Class A2, 2.83% 11/15/14 (h)(k)	883	883
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.12% 9/15/14 (h)(k)	330	330
Class E, 3.18% 9/15/14 (h)(k)	450	451
Class F, 3.28% 9/15/14 (h)(k)	355	355
Class G, 3.46% 9/15/14 (h)(k)	810	811
Class H, 3.56% 9/15/14 (h)(k)	860	861
Class J, 4.08% 9/15/14 (h)(k)	295	295
Class K, 4.48% 9/15/14 (h)(k)	460	461
Class L, 4.68% 9/15/14 (h)(k)	375	375
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	446	457
Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,692
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,105
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	2,064
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,588
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (h)	5,000	5,219
Class C1, 7.52% 5/15/06 (h)	4,000	4,181
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,287	1,364
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,935
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,357
Series 2003-47 Class C, 4.227% 10/16/27	4,370	4,338
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,682
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (k)(l)	3,500	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (h)	$ 2,912	$ 3,261
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,428
Series 1998-GLII Class E, 6.9703% 4/13/31 (k)	1,220	1,275
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (h)	1,400	1,569
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,789
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,154
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (h)	5,000	4,602
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	3,513	3,736
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (h)	9,000	9,546
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	8,097
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $110,657)		112,372
Foreign Government and Government Agency Obligations - 0.5%

Chilean Republic 7.125% 1/11/12	6,700	7,704
Italian Republic 4.5% 1/21/15	15,875	15,870
Korean Republic 4.875% 9/22/14	2,495	2,501
State of Israel 4.625% 6/15/13	770	751
United Mexican States:
4.625% 10/8/08	9,635	9,731
5.875% 1/15/14	18,435	19,080
6.75% 9/27/34	7,000	7,140
7.5% 1/14/12	6,200	7,077
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,644)		69,854
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	3,181
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (k)	$ 1,020	$ 1,065
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.22% 8/10/11 (k)	474	483
TOTAL FLOATING RATE LOANS (Cost $1,494)		1,548
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	364,938,926	364,939
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	74,562,000	74,562
TOTAL MONEY MARKET FUNDS (Cost $439,501)		439,501
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $11,369,111)		13,095,754
NET OTHER ASSETS - (3.9)%		(486,326)
NET ASSETS - 100%		$ 12,609,428
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 7.625% 11/15/10, and pay quarterly notional amount multiplied by .69%	Sept. 2009	$ 7,000	$ (86)
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	15,000	214
TOTAL CREDIT DEFAULT SWAP		22,000	128
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	1,425	4
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,400	70
Receive monthly a return equal to Lehman Brothers for CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	3,575	11
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,800	93
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 5,400	$ 15
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	5,400	125
TOTAL TOTAL RETURN SWAP		32,000	318
		$ 54,000	$ 446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $270,383,000 or 2.1% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.0%
AAA,AA,A	5.2%
BBB	4.3%
BB	0.5%
B	0.6%
CCC,CC,C	0.1%
Not Rated	0.4%
Equities	69.4%
Short-Term Investments and Net Other Assets	0.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 32,079	$ 4,703	$ -	$ -	$ 41,611
Covad Communications Group, Inc.	24,693	3,631	-	-	26,148
Frontier Airlines, Inc.	27,960	85	-	-	30,199
Hanger Orthopedic Group, Inc.	732	7,193	-	-	10,017
LTX Corp.	26,657	542	-	-	19,613
Vastera, Inc.	4,719	-	3,617	-	-
Total	$ 116,840	$ 16,154	$ 3,617	$ 0	$ 127,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,101) (cost $11,369,111) - See accompanying schedule		$ 13,095,754
Commitment to sell securities on a delayed delivery basis	$ (9,520)
Receivable for securities sold on a delayed delivery basis	9,512	(8)
Receivable for investments sold, regular delivery		85,092
Cash		1,247
Receivable for fund shares sold		21,061
Dividends receivable		5,061
Interest receivable		30,549
Swap agreements, at value		446
Prepaid expenses		38
Other affiliated receivables		35
Other receivables		679
Total assets		13,239,954

Liabilities
Payable for investments purchased Regular delivery	$ 120,157
Delayed delivery	415,490
Payable for fund shares redeemed	13,019
Accrued management fee	4,355
Other affiliated payables	2,394
Other payables and accrued expenses	549
Collateral on securities loaned, at value	74,562
Total liabilities		630,526

Net Assets		$ 12,609,428
Net Assets consist of:
Paid in capital		$ 10,743,853
Undistributed net investment income		22,375
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		116,328
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,726,872
Net Assets, for 715,072 shares outstanding		$ 12,609,428
Net Asset Value, offering price and redemption price per share ($12,609,428 ÷ 715,072 shares)		$ 17.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 49,756
Interest		82,095
Security lending		540
Total income		132,391

Expenses
Management fee	$ 24,632
Transfer agent fees	12,149
Accounting and security lending fees	794
Non-interested trustees' compensation	33
Appreciation in deferred trustee compensation account	10
Custodian fees and expenses	225
Registration fees	238
Audit	61
Legal	15
Miscellaneous	51
Total expenses before reductions	38,208
Expense reductions	(953)	37,255
Net investment income (loss)		95,136
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $(16)) (Including realized gain (loss) of $(8,421) from affiliated issuers)	171,826
Foreign currency transactions	(75)
Swap agreements	2,048
Total net realized gain (loss)		173,799
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $224)	859,110
Assets and liabilities in foreign currencies	18
Swap agreements	(236)
Delayed delivery commitments	(8)
Total change in net unrealized appreciation (depreciation)		858,884
Net gain (loss)		1,032,683
Net increase (decrease) in net assets resulting from operations		$ 1,127,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,136	$ 160,240
Net realized gain (loss)	173,799	533,307
Change in net unrealized appreciation (depreciation)	858,884	328,787
Net increase (decrease) in net assets resulting from operations	1,127,819	1,022,334
Distributions to shareholders from net investment income	(96,365)	(153,880)
Distributions to shareholders from net realized gain	(288,055)	-
Total distributions	(384,420)	(153,880)
Share transactions Proceeds from sales of shares	1,698,821	3,598,599
Reinvestment of distributions	377,939	150,873
Cost of shares redeemed	(995,112)	(1,738,797)
Net increase (decrease) in net assets resulting from share transactions	1,081,648	2,010,675
Total increase (decrease) in net assets	1,825,047	2,879,129

Net Assets
Beginning of period	10,784,381	7,905,252
End of period (including undistributed net investment income of $22,375 and undistributed net investment income of $23,604, respectively)	$ 12,609,428	$ 10,784,381
Other Information Shares
Sold	99,772	217,286
Issued in reinvestment of distributions	22,988	9,103
Redeemed	(58,404)	(105,374)
Net increase (decrease)	64,356	121,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 14.92	$ 13.28	$ 15.45	$ 15.33	$ 17.51
Income from Investment Operations
Net investment income (loss)D	.14	.27	.30	.41	.47	.46
Net realized and unrealized gain (loss)	1.50	1.64	1.63	(1.99)	.61	(.18)
Total from investment operations	1.64	1.91	1.93	(1.58)	1.08	.28
Distributions from net investment income	(.14)	(.26)	(.29)	(.42)	(.47)	(.48)
Distributions from net realized gain	(.44)	-	-	(.17)	(.49)	(1.98)
Total distributions	(.58)	(.26)	(.29)	(.59)	(.96)	(2.46)
Net asset value, end of period	$ 17.63	$ 16.57	$ 14.92	$ 13.28	$ 15.45	$ 15.33
Total ReturnB,C	10.18%	12.82%	14.78%	(10.53)%	7.23%	1.82%
Ratios to Average Net AssetsE
Expenses before expense reductions	.66%A	.67%	.70%	.69%	.67%	.67%
Expenses net of voluntary waivers, if any	.66%A	.67%	.70%	.69%	.67%	.67%
Expenses net of all reductions	.64%A	.66%	.67%	.66%	.64%	.63%
Net investment income (loss)	1.64%A	1.63%	2.17%	2.79%	3.05%	2.98%
Supplemental Data
Net assets, end of period (in millions)	$ 12,609	$ 10,784	$ 7,905	$ 6,464	$ 6,867	$ 5,814
Portfolio turnover rate	87%A	99%	137%	150%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,036,126
Unrealized depreciation	(332,309)
Net unrealized appreciation (depreciation)	$ 1,703,817
Cost for federal income tax purposes	$ 11,391,937

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,014,361 and $2,525,916, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,510 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $173 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $841 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $108, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BAL-USAN-0305
1.789281.101

Fidelity®

Puritan®

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,065.90	$ 3.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.03	$ 3.21

*Expenses are equal to the Fund's annualized expense ratio of .63%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.2	2.1
Bank of America Corp.	2.0	2.1
Citigroup, Inc.	1.8	1.7
American International Group, Inc.	1.7	1.8
J.P. Morgan Chase & Co.	1.5	1.7
	9.2
Top Five Bond Issuers as of January 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.4	9.0
U.S. Treasury Obligations	2.9	4.5
Freddie Mac	0.9	0.8
Bank of America Mortgage Securities, Inc.	0.7	0.5
Government National Mortgage Association	0.7	0.8
	14.6
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	24.1
Consumer Discretionary	9.4	9.0
Energy	8.4	8.3
Industrials	8.2	8.4
Telecommunication Services	5.5	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *	As of July 31, 2004 **
Stocks 63.0%	Stocks 64.2%
Bonds 30.6%	Bonds 30.9%
Convertible Securities 1.2%	Convertible Securities 1.2%
Other Investments 0.3%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 3.5%

* Foreign investments	10.7%	** Foreign investments	11.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.1%
Exide Technologies warrants 3/18/06 (a)	6,789	$ 0
TRW Automotive Holdings Corp.	834,780	16,612
Automobiles - 0.2%
Toyota Motor Corp. ADR	698,300	54,600
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment, Inc. (a)	2,580,900	49,889
McDonald's Corp.	3,535,300	114,508
MOA Hospitality, Inc. (a)	3,000	0
Wendy's International, Inc.	173,600	6,809
		171,206
Household Durables - 0.6%
Koninklijke Philips Electronics NV (NY Shares)	806,900	21,044
LG Electronics, Inc.	57,190	3,933
Maytag Corp. (f)	2,184,660	34,321
Newell Rubbermaid, Inc.	3,515,300	75,649
The Stanley Works	172,800	8,218
		143,165
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	1,122,000	37,127
Media - 4.0%
Clear Channel Communications, Inc.	3,789,500	122,893
Comcast Corp. Class A (a)	4,160,316	133,921
Fox Entertainment Group, Inc. Class A (a)	780,000	26,247
Knight-Ridder, Inc.	287,000	18,687
Liberty Media Corp. Class A (a)	5,509,706	57,521
Liberty Media International, Inc. Class A (a)	702,614	31,814
NTL, Inc. (a)	166,959	11,358
The Reader's Digest Association, Inc. (non-vtg.)	2,272,600	36,634
Time Warner, Inc. (a)	9,395,060	169,111
Viacom, Inc. Class B (non-vtg.)	4,979,951	185,951
Vivendi Universal SA sponsored ADR (a)	1,221,100	38,636
Walt Disney Co.	3,763,090	107,737
		940,510
Multiline Retail - 0.5%
Big Lots, Inc. (a)	3,049,100	34,333
Dollar Tree Stores, Inc. (a)	1,068,500	29,095
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	945,900	$ 31,640
Sears, Roebuck & Co.	287,900	14,467
		109,535
Specialty Retail - 0.5%
AnnTaylor Stores Corp. (a)	1,492,650	32,077
Gap, Inc.	1,708,900	37,613
Tiffany & Co., Inc.	690,500	21,702
Toys 'R' Us, Inc. (a)	1,764,900	37,857
		129,249
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	856,560	35,924
TOTAL CONSUMER DISCRETIONARY		1,637,928
CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	2,120,200	104,271
Food & Staples Retailing - 0.8%
Albertsons, Inc.	973,000	22,262
CVS Corp.	1,173,700	54,401
Wal-Mart Stores, Inc.	1,895,500	99,324
		175,987
Food Products - 0.6%
General Mills, Inc.	375,800	19,914
H.J. Heinz Co.	380,900	14,402
Kraft Foods, Inc. Class A	1,384,500	47,045
Sara Lee Corp.	458,500	10,766
Unilever PLC sponsored ADR	1,348,700	51,655
		143,782
Household Products - 1.4%
Colgate-Palmolive Co.	3,230,900	169,751
Kimberly-Clark Corp.	1,587,400	103,991
Procter & Gamble Co.	1,042,720	55,504
		329,246
Personal Products - 0.4%
Gillette Co.	1,804,300	91,514
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.	2,129,140	$ 135,903
TOTAL CONSUMER STAPLES		980,703
ENERGY - 7.4%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,856,300	80,378
BJ Services Co.	725,100	34,841
Halliburton Co.	963,300	39,621
Noble Corp.	1,095,350	58,437
Schlumberger Ltd. (NY Shares)	2,371,800	161,377
Tokheim Corp. (a)	47,760	0
		374,654
Oil & Gas - 5.8%
Apache Corp.	948,610	51,623
Ashland, Inc.	102,000	6,261
BP PLC sponsored ADR	3,521,426	209,947
ChevronTexaco Corp.	3,414,000	185,722
Exxon Mobil Corp.	10,106,224	521,481
Royal Dutch Petroleum Co. (NY Shares)	899,800	52,611
Total SA:
Series B	429,200	92,321
sponsored ADR	2,399,600	258,077
		1,378,043
TOTAL ENERGY		1,752,697
FINANCIALS - 18.2%
Capital Markets - 3.1%
Bank of New York Co., Inc.	4,526,500	134,482
Charles Schwab Corp.	7,654,300	86,034
Credit Suisse Group sponsored ADR	644,800	26,005
Janus Capital Group, Inc.	3,173,300	47,060
LaBranche & Co., Inc. (a)	714,600	7,132
Mellon Financial Corp.	2,281,600	66,965
Merrill Lynch & Co., Inc.	2,345,800	140,912
Morgan Stanley	2,900,240	162,297
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Nomura Holdings, Inc.	2,384,000	$ 31,540
State Street Corp.	523,000	23,436
		725,863
Commercial Banks - 4.5%
Bank of America Corp.	10,096,624	468,180
Comerica, Inc.	991,400	57,362
Lloyds TSB Group PLC	3,077,099	28,760
Royal Bank of Scotland Group PLC	849,444	28,173
State Bank of India	636,977	10,244
Sumitomo Mitsui Financial Group, Inc.	1,720	12,050
U.S. Bancorp, Delaware	2,566,850	77,134
Wachovia Corp.	4,050,041	222,145
Wells Fargo & Co.	2,475,000	151,718
		1,055,766
Consumer Finance - 0.7%
American Express Co.	1,904,301	101,594
MBNA Corp.	1,723,500	45,811
MoneyGram International, Inc.	1,215,700	23,585
		170,990
Diversified Financial Services - 3.5%
CIT Group, Inc.	1,269,400	51,246
Citigroup, Inc.	8,675,692	425,543
J.P. Morgan Chase & Co.	9,237,152	344,823
		821,612
Insurance - 4.7%
ACE Ltd.	2,932,177	127,256
Allianz AG sponsored ADR	1,510,000	17,909
Allstate Corp.	2,658,500	134,095
American International Group, Inc.	5,893,837	390,702
Assurant, Inc.	135,300	4,401
Conseco, Inc. (a)	1,693,600	32,263
Fondiaria-Sai Spa (f)	296,069	7,540
Genworth Financial, Inc. Class A	1,465,700	38,885
Hartford Financial Services Group, Inc.	1,495,000	100,599
Marsh & McLennan Companies, Inc.	1,069,000	34,743
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	110,874	12,669
Old Republic International Corp.	777,504	18,038
St. Paul Travelers Companies, Inc.	3,428,237	128,696
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	415,500	$ 30,946
XL Capital Ltd. Class A	316,000	23,630
		1,102,372
Real Estate - 0.0%
CarrAmerica Realty Corp.	269,460	8,178
Thrifts & Mortgage Finance - 1.7%
Fannie Mae	3,963,050	255,934
Freddie Mac	992,500	64,800
Housing Development Finance Corp. Ltd.	1,659,200	29,580
MGIC Investment Corp.	266,800	17,049
Sovereign Bancorp, Inc.	1,849,950	42,068
		409,431
TOTAL FINANCIALS		4,294,212
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	4,187,900	141,384
Thermo Electron Corp. (a)	724,240	21,684
		163,068
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	950,400	53,527
HCA, Inc.	451,300	20,092
McKesson Corp.	1,761,300	60,747
Tenet Healthcare Corp. (a)	3,203,200	31,808
UnitedHealth Group, Inc.	358,200	31,844
		198,018
Pharmaceuticals - 3.2%
Abbott Laboratories	1,242,600	55,942
Bristol-Myers Squibb Co.	3,395,900	79,600
GlaxoSmithKline PLC sponsored ADR	586,500	26,140
Johnson & Johnson	2,796,100	180,908
Merck & Co., Inc.	3,490,600	97,911
Pfizer, Inc.	4,878,200	117,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	5,143,100	$ 95,456
Wyeth	2,310,200	91,553
		745,367
TOTAL HEALTH CARE		1,106,453
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.2%
EADS NV	2,091,016	63,911
Honeywell International, Inc.	4,005,600	144,121
Lockheed Martin Corp.	1,960,300	113,325
Northrop Grumman Corp.	1,325,060	68,744
Raytheon Co.	388,140	14,516
The Boeing Co.	1,163,700	58,883
United Technologies Corp.	555,200	55,898
		519,398
Air Freight & Logistics - 0.0%
Ryder System, Inc.	165,600	7,543
Airlines - 0.2%
Continental Airlines, Inc. Class B (a)	1,143	12
Southwest Airlines Co.	2,153,900	31,188
		31,200
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	1,884,500	54,651
Construction & Engineering - 0.1%
Fluor Corp.	539,500	28,885
Electrical Equipment - 0.2%
Emerson Electric Co.	804,200	54,074
Industrial Conglomerates - 2.4%
3M Co.	455,800	38,451
General Electric Co.	5,808,500	209,861
Hutchison Whampoa Ltd.	1,942,000	17,678
Siemens AG sponsored ADR	336,900	26,753
Textron, Inc.	909,500	65,466
Tyco International Ltd.	5,582,124	201,738
		559,947
Machinery - 1.6%
Caterpillar, Inc.	688,000	61,301
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	262,850	$ 18,250
Dover Corp.	1,146,800	43,922
Eaton Corp.	228,200	15,515
Illinois Tool Works, Inc.	238,700	20,762
Ingersoll-Rand Co. Ltd. Class A	1,282,800	95,415
Navistar International Corp. (a)	692,405	26,948
SPX Corp.	2,078,500	87,089
		369,202
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,598,400	77,011
Union Pacific Corp.	1,083,600	64,583
		141,594
TOTAL INDUSTRIALS		1,766,494
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	976,500	17,616
Lucent Technologies, Inc. (a)	6,559,400	21,384
Motorola, Inc.	5,108,353	80,405
Nokia Corp. sponsored ADR	1,605,900	24,538
		143,943
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	5,161,002	101,104
International Business Machines Corp.	1,182,700	110,488
Storage Technology Corp. (a)	961,190	30,268
Sun Microsystems, Inc. (a)	5,462,925	23,818
		265,678
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	1,377,700	30,461
Arrow Electronics, Inc. (a)	1,120,700	26,460
Avnet, Inc. (a)	2,134,470	38,250
Solectron Corp. (a)	7,482,900	37,190
		132,361
IT Services - 0.1%
Ceridian Corp. (a)	1,469,200	26,005
Office Electronics - 0.2%
Xerox Corp. (a)	2,764,500	43,900
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	1,671,000	$ 59,972
Applied Materials, Inc. (a)	2,410,500	38,327
Freescale Semiconductor, Inc. Class B (a)	2,047,238	35,765
Intel Corp.	4,918,500	110,420
Micron Technology, Inc. (a)	2,711,100	28,223
National Semiconductor Corp.	1,058,900	17,927
Rohm Co. Ltd.	216,300	19,684
Samsung Electronics Co. Ltd.	75,040	36,186
Teradyne, Inc. (a)	456,700	6,408
		352,912
Software - 0.7%
Microsoft Corp.	5,217,200	137,108
Symantec Corp. (a)	688,767	16,083
		153,191
TOTAL INFORMATION TECHNOLOGY		1,117,990
MATERIALS - 3.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	544,500	32,076
Albemarle Corp.	257,100	9,027
Arch Chemicals, Inc.	531,200	14,629
Celanese Corp. Class A	853,500	13,767
Dow Chemical Co.	2,709,000	134,637
Eastman Chemical Co.	647,000	35,035
Great Lakes Chemical Corp.	879,300	23,257
Lubrizol Corp.	292,100	10,524
Lyondell Chemical Co.	3,282,274	96,565
Olin Corp.	771,700	17,186
PolyOne Corp. (a)	1,773,200	15,338
Praxair, Inc.	717,400	30,956
		432,997
Containers & Packaging - 0.2%
Amcor Ltd.	1,579,500	8,688
Smurfit-Stone Container Corp. (a)	3,485,607	52,424
		61,112
Metals & Mining - 1.1%
Alcan, Inc.	1,278,500	50,983
Alcoa, Inc.	3,516,300	103,766
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	1,111,066	$ 40,898
Novelis, Inc.	255,700	5,701
Phelps Dodge Corp.	530,400	51,078
		252,426
Paper & Forest Products - 0.8%
Bowater, Inc.	574,900	21,846
Georgia-Pacific Corp.	1,823,800	58,544
International Paper Co.	1,340,000	52,461
Weyerhaeuser Co.	761,300	47,505
		180,356
TOTAL MATERIALS		926,891
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	7,295,070	191,423
Qwest Communications International, Inc. (a)	5,585,400	23,459
SBC Communications, Inc.	9,760,687	231,914
Sprint Corp.	1,573,800	37,504
Telewest Global, Inc. (a)	1,391,195	23,442
Verizon Communications, Inc.	6,318,100	224,861
		732,603
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	1,228,600	20,149
DigitalGlobe, Inc. (a)(g)	15,842	16
KDDI Corp.	4,127	21,068
Vodafone Group PLC sponsored ADR	1,549,600	40,259
		81,492
TOTAL TELECOMMUNICATION SERVICES		814,095
UTILITIES - 1.8%
Electric Utilities - 1.0%
Entergy Corp.	1,031,800	71,731
FirstEnergy Corp.	576,100	22,906
PG&E Corp. (a)	592,000	20,720
TXU Corp.	763,819	52,856
Wisconsin Energy Corp.	1,914,700	65,444
		233,657
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.0%
AGL Resources, Inc.	118,200	$ 4,096
Multi-Utilities & Unregulated Power - 0.8%
Dominion Resources, Inc.	1,649,200	114,421
NorthWestern Energy Corp. (a)	273,600	7,759
Public Service Enterprise Group, Inc.	1,379,000	72,742
		194,922
TOTAL UTILITIES		432,675
TOTAL COMMON STOCKS (Cost $11,968,035)		14,830,138
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	501,100	11,074
Series C, 6.25%	369,100	9,283
		20,357
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	485,200	10,480
TOTAL CONSUMER DISCRETIONARY		30,837
FINANCIALS - 0.3%
Capital Markets - 0.0%
State Street Corp. 6.75%	36,750	7,510
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	28,066
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	194,000	4,866
The Chubb Corp.:
7.00%	227,700	6,427
Series B, 7.00%	173,900	4,977
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. 4.50%	289,800	$ 6,663
XL Capital Ltd. 6.50%	546,200	13,250
		36,183
TOTAL FINANCIALS		71,759
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	215,800	11,755
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	13,122
TOTAL HEALTH CARE		24,877
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	198,572	27,366
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700	219
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	3,968
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
Aquila, Inc. 6.75%	120,000	4,111
TOTAL CONVERTIBLE PREFERRED STOCKS		163,137
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,421	1,549
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	$ 4,184
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	84,400	4,790
TOTAL FINANCIALS		8,974
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	1
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	20,721	2,099
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,623
TOTAL PREFERRED STOCKS (Cost $170,912)		175,760
Corporate Bonds - 12.0%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 15,280	9,512
Six Flags, Inc. 4.5% 5/15/15	4,900	4,802
		14,314
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (g)	17,982	12,945
3.5% 1/15/31 (g)	14,140	12,585
News America, Inc. liquid yield option note 0% 2/28/21 (g)	28,330	16,375
		41,905
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	$ 11,570	$ 15,876
TOTAL CONSUMER DISCRETIONARY		72,095
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (g)	3,320	3,358
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	6,940	6,793
TOTAL FINANCIALS		10,151
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	11,906
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	9,100	4,130
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 5.25% 12/15/11 (g)	8,660	7,439
TOTAL CONVERTIBLE BONDS		105,721
Nonconvertible Bonds - 11.5%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.2%
Accuride Corp. 8.5% 2/1/15 (g)	4,540	4,665
Arvin Industries, Inc. 6.75% 3/15/08	1,660	1,710
ArvinMeritor, Inc. 8.75% 3/1/12	2,470	2,766
Cooper Standard Auto, Inc. 7% 12/15/12 (g)	1,070	1,041
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	14,390	14,632
6.5% 11/15/13	6,000	6,539
Delco Remy International, Inc. 9.375% 4/15/12	1,600	1,592
Keystone Automotive Operations, Inc. 9.75% 11/1/13	810	865
Tenneco Automotive, Inc. 8.625% 11/15/14 (g)	1,490	1,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	$ 2,399	$ 2,705
11% 2/15/13	3,365	3,962
United Components, Inc. 9.375% 6/15/13	910	958
Visteon Corp. 8.25% 8/1/10	3,000	3,015
		45,996
Automobiles - 0.1%
General Motors Corp.:
7.2% 1/15/11	8,300	8,328
8.375% 7/15/33	4,250	4,280
		12,608
Hotels, Restaurants & Leisure - 0.4%
Aztar Corp. 7.875% 6/15/14	3,000	3,300
Carrols Corp. 9% 1/15/13 (g)	720	747
Gaylord Entertainment Co.:
6.75% 11/15/14 (g)	1,900	1,886
8% 11/15/13	1,450	1,557
Hilton Hotels Corp. 8.25% 2/15/11	3,270	3,850
MGM MIRAGE:
6% 10/1/09	420	429
6.75% 9/1/12	2,000	2,105
8.5% 9/15/10	6,840	7,781
Mohegan Tribal Gaming Authority 7.125% 8/15/14	3,000	3,120
Morton's Restaurant Group, Inc. 7.5% 7/1/10	3,315	3,232
Penn National Gaming, Inc. 8.875% 3/15/10	5,115	5,524
Pinnacle Entertainment, Inc. 8.25% 3/15/12	3,000	3,188
Premier Entertainment Biloxi LLC 10.75% 2/1/12	1,000	1,085
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	5,000	5,438
Scientific Games Corp. 6.25% 12/15/12 (g)	880	893
Six Flags, Inc. 9.75% 4/15/13	8,340	7,923
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	5,017
7.875% 5/1/12	2,675	3,063
Station Casinos, Inc. 6.5% 2/1/14	3,320	3,411
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	11,980	13,058
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	10,580	5,607
Town Sports International, Inc. 9.625% 4/15/11	4,235	4,489
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)	$ 1,610	$ 1,006
9% 1/15/12 (g)	940	987
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	1,063	1,148
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,306
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (g)	6,000	5,880
		98,030
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,407
D.R. Horton, Inc. 7.875% 8/15/11	4,250	4,845
Goodman Global Holdings, Inc. 5.76% 6/15/12 (g)(k)	4,770	4,889
KB Home 5.75% 2/1/14	3,000	3,030
Ryland Group, Inc. 9.125% 6/15/11	3,580	3,947
Sealy Mattress Co. 8.25% 6/15/14	3,000	3,060
Standard Pacific Corp. 9.25% 4/15/12	1,815	2,096
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	2,279	2,604
		27,878
Internet & Catalog Retail - 0.0%
FTD, Inc. 7.75% 2/15/14	1,500	1,545
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	1,090	1,166
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	1,770	1,996
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (g)	1,700	1,794
AMC Entertainment, Inc.:
8.625% 8/15/12 (g)	1,930	2,118
9.5% 2/1/11	1,667	1,717
9.875% 2/1/12	2,800	3,024
American Media Operations, Inc. 10.25% 5/1/09	5,430	5,674
AOL Time Warner, Inc. 6.875% 5/1/12	9,230	10,484
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	21,300	24,542
Cablevision Systems Corp. 8% 4/15/12 (g)	11,950	12,861
CanWest Media, Inc. 8% 9/15/12 (g)	1,160	1,230
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (g)	$ 5,000	$ 5,119
Corus Entertainment, Inc. 8.75% 3/1/12	5,560	6,019
Cox Communications, Inc. 7.125% 10/1/12	5,000	5,632
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,750
7.875% 2/15/18	535	599
Dex Media, Inc.:
0% 11/15/13 (e)	7,140	5,373
8% 11/15/13	1,750	1,859
EchoStar DBS Corp. 6.625% 10/1/14 (g)	3,500	3,531
Entravision Communications Corp. 8.125% 3/15/09	4,530	4,802
Granite Broadcasting Corp. 9.75% 12/1/10	1,990	1,900
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	2,953
8.25% 2/1/11	8,155	8,522
9.875% 2/1/13	7,910	8,226
Innova S. de R.L. 9.375% 9/19/13	2,990	3,401
Lamar Media Corp. 7.25% 1/1/13	1,290	1,380
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,271
LBI Media, Inc. 10.125% 7/15/12	4,060	4,527
Liberty Media Corp. 8.25% 2/1/30	5,530	6,206
Loews Cineplex Entertainment Corp. 9% 8/1/14 (g)	3,000	3,180
News America, Inc. 6.2% 12/15/34 (g)	12,000	12,379
Nextmedia Operating, Inc. 10.75% 7/1/11	3,345	3,738
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,815
9% 8/15/14	6,560	7,118
PanAmSat Holding Corp. 0% 11/1/14 (e)(g)	10,100	6,717
PEI Holdings, Inc. 11% 3/15/10	2,253	2,613
R.H. Donnelley Corp. 6.875% 1/15/13 (g)	6,000	6,000
Radio One, Inc. 8.875% 7/1/11	9,005	9,770
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)	4,000	4,500
10.375% 9/1/14 (g)	12,000	14,040
The Reader's Digest Association, Inc. 6.5% 3/1/11	10	10
Videotron Ltee 6.875% 1/15/14	1,190	1,211
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
WDAC Subsidiary Corp. 8.375% 12/1/14 (g)	$ 1,450	$ 1,414
Yell Finance BV 10.75% 8/1/11	3,954	4,582
		222,597
Specialty Retail - 0.0%
General Nutrition Centers, Inc. 8.625% 1/15/11 (g)	6,000	6,015
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,446
		10,461
Textiles, Apparel & Luxury Goods - 0.1%
American Achievement Corp. 8.25% 4/1/12	5,000	5,200
Levi Strauss & Co.:
9.75% 1/15/15 (g)	4,000	3,880
12.25% 12/15/12	4,780	5,162
		14,242
TOTAL CONSUMER DISCRETIONARY		434,523
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc. 8.25% 7/15/10	7,780	8,830
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)	4,330	3,009
Rite Aid Corp.:
9.5% 2/15/11	5,000	5,388
11.25% 7/1/08	2,920	3,146
		20,373
Food Products - 0.1%
Del Monte Corp.:
6.75% 2/15/15 (g)(h)	2,350	2,374
8.625% 12/15/12	1,960	2,178
Doane Pet Care Co. 10.75% 3/1/10	2,580	2,761
Kraft Foods, Inc. 6.25% 6/1/12	5,025	5,529
Pierre Foods, Inc. 9.875% 7/15/12 (g)	3,190	3,334
Reddy Ice Group, Inc. 8.875% 8/1/11	430	462
		16,638
Personal Products - 0.0%
Revlon Consumer Products Corp. 8.625% 2/1/08	2,400	2,136
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 18,105	$ 19,792
TOTAL CONSUMER STAPLES		58,939
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,359
Grant Prideco, Inc.:
9% 12/15/09	660	738
9.625% 12/1/07	2,440	2,715
Hanover Compressor Co. 9% 6/1/14	1,890	2,088
Petronas Capital Ltd. 7% 5/22/12 (g)	28,745	32,896
Pride International, Inc. 7.375% 7/15/14	3,000	3,293
SESI LLC 8.875% 5/15/11	290	316
		48,405
Oil & Gas - 0.8%
Amerada Hess Corp.:
6.65% 8/15/11	12,400	13,644
7.125% 3/15/33	3,630	4,154
7.375% 10/1/09	3,195	3,577
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	8,945	9,055
Chesapeake Energy Corp.:
6.375% 6/15/15 (g)	4,000	4,080
8.125% 4/1/11	5,030	5,395
El Paso Corp. 7.875% 6/15/12	3,410	3,555
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,856
7.375% 12/15/12	2,640	2,663
7.8% 8/1/31	1,020	979
8.05% 10/15/30	655	646
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,785	5,126
Encore Acquisition Co. 8.375% 6/15/12	3,510	3,914
Energy Transfer Partners LP 5.95% 2/1/15 (g)	5,155	5,268
Enterprise Products Operating LP:
4.625% 10/15/09 (g)	2,385	2,379
5.6% 10/15/14 (g)	1,685	1,727
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,176
General Maritime Corp. 10% 3/15/13	4,705	5,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08	$ 10,750	$ 11,293
7.375% 12/15/14	8,620	9,633
Plains All American Pipeline LP 7.75% 10/15/12	1,840	2,158
Plains Exploration & Production Co.:
7.125% 6/15/14	725	794
8.75% 7/1/12	5,490	6,066
Range Resources Corp. 7.375% 7/15/13	1,330	1,410
Ship Finance International Ltd. 8.5% 12/15/13	12,230	12,475
Teekay Shipping Corp. 8.875% 7/15/11	10,030	11,635
The Coastal Corp.:
6.375% 2/1/09	1,285	1,280
6.5% 5/15/06	3,325	3,400
6.5% 6/1/08	3,245	3,269
6.95% 6/1/28	180	160
7.75% 6/15/10	6,680	6,947
Venoco, Inc. 8.75% 12/15/11 (g)	1,960	1,975
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,387
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)	3,270	3,425
Williams Companies, Inc.:
7.125% 9/1/11	8,615	9,369
7.5% 1/15/31	2,171	2,345
7.625% 7/15/19	2,750	3,025
8.125% 3/15/12	10,630	12,118
		181,722
TOTAL ENERGY		230,127
FINANCIALS - 3.2%
Capital Markets - 0.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (k)	5,300	5,151
4.25% 9/4/12 (k)	6,980	6,992
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)	10,000	11,025
Equinox Holdings Ltd. 9% 12/15/09	490	519
Goldman Sachs Group, Inc. 5.125% 1/15/15	30,120	30,491
Legg Mason, Inc. 6.75% 7/2/08	4,110	4,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 13,860	$ 13,644
6.6% 4/1/12	10,695	11,945
		84,225
Commercial Banks - 0.4%
Export-Import Bank of Korea:
4.125% 2/10/09 (g)	2,670	2,651
5.25% 2/10/14 (g)	4,620	4,729
Korea Development Bank:
3.875% 3/2/09	15,285	15,035
4.75% 7/20/09	6,050	6,148
5.75% 9/10/13	10,125	10,756
Wachovia Bank NA 4.875% 2/1/15	16,500	16,576
Wells Fargo & Co.:
4% 9/10/12 (k)	4,870	4,859
4.2% 1/15/10	24,000	24,032
		84,786
Consumer Finance - 0.7%
American General Finance Corp.:
2.75% 6/15/08	870	835
4% 3/15/11	12,620	12,252
4.625% 5/15/09	7,900	8,023
Capital One Bank:
4.875% 5/15/08	8,185	8,374
6.5% 6/13/13	8,925	9,806
Ford Motor Credit Co.:
7.25% 10/25/11	15,000	15,962
7.375% 10/28/09	25,015	26,637
General Electric Capital Corp.:
6% 6/15/12	7,100	7,760
6.125% 2/22/11	16,000	17,507
General Motors Acceptance Corp. 6.875% 9/15/11	21,175	21,263
Household Finance Corp.:
4.125% 11/16/09	16,305	16,197
7% 5/15/12	2,595	2,970
HSBC Finance Corp. 6.75% 5/15/11	11,395	12,788
MBNA Corp. 7.5% 3/15/12	11,845	13,708
		174,082
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.6%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	$ 2,700	$ 2,855
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.615% 12/15/10 (g)(k)	4,000	3,960
8.75% 11/15/13	4,000	4,055
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	5,554	5,735
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 10.75% 10/1/09	1,935	1,635
Chukchansi Economic Development Authority 14.5% 6/15/09 (g)	2,070	2,598
Citigroup, Inc. 5% 9/15/14	18,000	18,275
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,777
9.875% 8/15/13	1,865	2,117
Duke Capital LLC 4.331% 11/16/06	2,905	2,932
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,704
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	3,340	3,841
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,040	1,128
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)	2,640	2,732
9.875% 10/15/14 (g)	3,920	4,155
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (g)	3,235	3,516
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (g)	14,640	15,597
7.45% 11/24/33 (g)	4,750	5,416
J.P. Morgan Chase & Co. 4.875% 3/15/14	8,985	9,006
Jetblue Airways Corp. 5.39% 5/15/10 (k)	5,000	5,025
Jostens IH Corp. 7.625% 10/1/12 (g)	1,430	1,466
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	15,915	16,868
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,540	2,654
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)	$ 4,460	$ 4,828
UGS Corp. 10% 6/1/12 (g)	5,000	5,575
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,660	7,826
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (g)(k)	1,540	1,613
Westfield Capital Corp. Ltd./Wt Finance 4.375% 11/15/10 (g)	8,965	8,905
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	1,040	1,145
		149,939
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	12,500	12,477
Assurant, Inc. 5.625% 2/15/14	3,895	4,053
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,500	5,555
Berkshire Hathaway Finance Corp. 4.125% 1/15/10 (g)	12,145	12,135
Marsh & McLennan Companies, Inc.:
4.85% 2/15/13	700	665
5.375% 7/15/14	12,115	11,873
Travelers Property Casualty Corp.:
5% 3/15/13	3,375	3,361
6.375% 3/15/33	4,345	4,528
XL Capital Ltd. 5.25% 9/15/14	7,195	7,276
		61,923
Real Estate - 0.6%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	17,275	18,355
Boston Properties, Inc. 6.25% 1/15/13	18,600	20,340
Camden Property Trust 5.875% 11/30/12	7,910	8,360
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,340
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	8,440	9,157
EOP Operating LP:
4.65% 10/1/10	25,645	25,686
4.75% 3/15/14	11,100	10,806
7.75% 11/15/07	9,155	10,039
Gables Realty LP:
5.75% 7/15/07	11,440	11,827
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Gables Realty LP: - continued
6.8% 3/15/05	$ 1,595	$ 1,601
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,265	8,173
ProLogis 7.05% 7/15/06	10,000	10,445
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,737
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14	3,440	3,474
		151,340
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,870
4% 3/22/11	13,895	13,468
5.625% 5/15/07	12,000	12,464
Independence Community Bank Corp. 3.75% 4/1/14 (k)	5,365	5,157
Washington Mutual Bank:
5.125% 1/15/15	12,000	12,086
6.875% 6/15/11	8,300	9,352
		55,397
TOTAL FINANCIALS		761,692
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8.125% 5/1/12	2,758	3,062
Spheris, Inc. 11% 12/15/12 (g)	2,060	2,132
		5,194
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	3,960	4,138
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (g)(h)	2,520	2,583
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)	1,500	1,680
Carriage Services, Inc. 7.875% 1/15/15 (g)	2,320	2,393
Concentra Operating Corp. 9.125% 6/1/12	4,060	4,466
HCA, Inc. 8.75% 9/1/10	3,405	3,873
HealthSouth Corp.:
7.375% 10/1/06	3,000	3,075
7.625% 6/1/12	8,225	8,225
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 5,000	$ 5,388
National Nephrology Associates, Inc. 9% 11/1/11 (g)	1,060	1,208
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,652	2,984
Tenet Healthcare Corp.:
6.375% 12/1/11	8,250	7,446
9.25% 2/1/15 (g)	10,000	9,975
U.S. Oncology, Inc.:
9% 8/15/12 (g)	3,000	3,255
10.75% 8/15/14 (g)	8,000	9,120
Vanguard Health Holding Co. I 0% 10/1/15 (e)	2,870	1,930
Vanguard Health Holding Co. II LLC 9% 10/1/14	5,500	5,885
		77,624
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp.:
6.51% 11/15/11 (g)(k)	6,000	6,255
7.75% 11/15/11 (g)	3,830	4,002
Warner Chilcott Corp. 8.75% 2/1/15 (g)	3,490	3,586
		13,843
TOTAL HEALTH CARE		96,661
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	2,735	2,947
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	8,935
7.45% 5/1/34 (g)	2,340	1,954
Raytheon Co. 5.5% 11/15/12	4,225	4,482
Transdigm, Inc. 8.375% 7/15/11	1,340	1,420
		19,738
Airlines - 0.1%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	1,972	1,998
7.8% 4/1/08	1,130	994
AMR Corp.:
9% 8/1/12	1,260	882
10.2% 3/15/20	3,445	2,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	$ 241	$ 219
6.748% 9/15/18	244	190
6.795% 2/2/20	1,760	1,479
6.8% 7/2/07	73	64
6.9% 7/2/18	2,090	1,672
8.312% 10/2/12	1,147	849
8.321% 11/1/06	155	147
8.388% 5/1/22	127	96
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	256	192
7.9% 12/15/09	465	228
9.5% 11/18/08 (g)	2,227	1,915
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	7,050	6,731
7.711% 9/18/11	6,695	4,419
7.779% 11/18/05	183	150
7.92% 5/18/12	10,245	6,762
Northwest Airlines Corp. 10% 2/1/09	5,360	3,913
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,165	1,048
7.248% 7/2/14	1,738	1,234
7.575% 3/1/19	828	841
7.691% 4/1/17	143	115
7.95% 9/1/16	142	117
8.304% 9/1/10	1,245	1,021
NWA Trust 10.23% 6/21/14	940	827
		40,170
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,821
Nortek, Inc. 8.5% 9/1/14	3,860	3,966
		6,787
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13 (g)	1,680	1,705
Allied Security Escrow Corp. 11.375% 7/15/11 (g)	1,820	1,897
Allied Waste North America, Inc. 8.5% 12/1/08	4,340	4,514
American Color Graphics, Inc. 10% 6/15/10	3,630	3,104
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,397
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)	$ 1,390	$ 1,536
10.875% 12/15/12 (g)	2,170	2,533
		16,686
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	1,710	1,860
MasTec, Inc. 7.75% 2/1/08	250	245
		2,105
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 6.75% 2/15/11	17,845	19,990
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	810	863
Cummins, Inc. 9.5% 12/1/10 (k)	1,230	1,384
Dresser-Rand Group, Inc. 7.375% 11/1/14 (g)	1,790	1,830
Invensys PLC 9.875% 3/15/11 (g)	4,880	5,222
Navistar International Corp. 7.5% 6/15/11	970	1,031
SPX Corp.:
6.25% 6/15/11	3,865	4,126
7.5% 1/1/13	4,505	4,922
Standard Aero Holdings, Inc. 8.25% 9/1/14 (g)	2,440	2,623
		22,001
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)	1,260	901
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)	1,110	1,177
		2,078
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,405
9.5% 10/1/08	460	515
TFM SA de CV yankee:
10.25% 6/15/07	5,990	6,394
11.75% 6/15/09	6,985	7,046
		22,360
TOTAL INDUSTRIALS		151,915
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	$ 13,905	$ 16,659
Nortel Networks Corp. 6.125% 2/15/06	4,900	4,974
		21,633
Computers & Peripherals - 0.0%
Sun Microsystems, Inc. 7.65% 8/15/09	4,825	5,365
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12 (g)	860	862
IT Services - 0.0%
Iron Mountain, Inc.:
8.25% 7/1/11	815	839
8.625% 4/1/13	370	392
		1,231
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,353
7.125% 6/15/10	4,270	4,548
7.625% 6/15/13	7,130	7,647
		18,548
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,402	2,792
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (k)	5,000	5,200
6.875% 7/15/11	7,620	8,115
7.125% 7/15/14	2,210	2,381
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (g)(k)	3,685	3,796
8% 12/15/14 (g)	3,495	3,644
Micron Technology, Inc. 6.5% 9/30/05 (m)	8,143	8,123
Semiconductor Note Participation Trust 0% 8/4/11 (g)	990	1,386
		35,437
TOTAL INFORMATION TECHNOLOGY		83,076
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.7%
Chemicals - 0.2%
Borden US Finance Corp./Nova Scotia Finance ULC 9% 7/15/14 (g)	$ 2,600	$ 2,860
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,222
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series A, 0% 10/1/14 (e)(g)	10,190	7,082
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,784
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (g)(k)	2,320	2,488
11% 7/15/10 (g)	1,840	2,157
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,267	1,330
Huntsman LLC:
11.5% 7/15/12 (g)	2,080	2,454
11.625% 10/15/10	2,560	2,995
Inergy LP/Inergy Finance Corp. 6.875% 12/15/14 (g)	5,000	4,981
Innophos, Inc. 8.875% 8/15/14 (g)	730	785
Koppers, Inc. 9.875% 10/15/13	1,060	1,208
Lubrizol Corp.:
5.5% 10/1/14	2,030	2,083
6.5% 10/1/34	3,690	3,976
Lyondell Chemical Co. 9.5% 12/15/08	2,040	2,203
Nalco Co.:
7.75% 11/15/11	2,060	2,220
8.875% 11/15/13	2,100	2,300
OM Group, Inc. 9.25% 12/15/11	4,120	4,388
Pliant Corp. 0% 6/15/09 (e)	3,340	3,098
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (g)	490	510
		58,124
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	840	901
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,590	2,383
8% 4/15/23	3,805	3,710
Crown European Holdings SA:
9.5% 3/1/11	2,500	2,788
10.875% 3/1/13	5,000	5,875
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,915
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (g)	$ 2,390	$ 2,402
7.75% 5/15/11	1,760	1,896
8.75% 11/15/12	2,530	2,821
8.875% 2/15/09	9,730	10,508
Owens-Illinois, Inc.:
7.5% 5/15/10	770	812
7.8% 5/15/18	350	361
8.1% 5/15/07	1,630	1,720
Sealed Air Corp.:
5.625% 7/15/13 (g)	1,975	2,051
6.875% 7/15/33 (g)	4,130	4,578
		45,721
Metals & Mining - 0.2%
Arch Western Finance LLC 6.75% 7/1/13	4,960	5,047
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	3,913
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,896
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,625
IMCO Recycling Escrow, Inc. 9% 11/15/14 (g)	570	593
Ispat Inland ULC 9.75% 4/1/14	3,376	4,161
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,304
Novelis, Inc. 7.25% 2/15/15 (g)	5,000	5,100
Phelps Dodge Corp.:
8.75% 6/1/11	260	318
9.5% 6/1/31	2,280	3,396
Steel Dynamics, Inc. 9.5% 3/15/09	515	559
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,160	5,263
		43,175
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13	1,980	2,109
International Paper Co.:
4.25% 1/15/09	1,960	1,963
5.5% 1/15/14	4,925	5,159
Norske Skog Canada Ltd.:
7.375% 3/1/14	1,580	1,596
8.625% 6/15/11	510	537
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 9.75% 2/1/11	$ 2,320	$ 2,529
Weyerhaeuser Co.:
5.25% 12/15/09	3,545	3,686
7.375% 3/15/32	4,940	6,035
		23,614
TOTAL MATERIALS		170,634
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Bellsouth Capital Funding Corp. 7.875% 2/15/30	2,970	3,793
BellSouth Corp. 6.55% 6/15/34	29,800	33,072
British Telecommunications PLC:
8.375% 12/15/10	11,325	13,542
8.875% 12/15/30	3,080	4,216
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,255	6,452
8.25% 6/15/05	2,617	2,665
8.5% 6/15/10	3,600	4,273
8.75% 6/15/30	20,210	27,340
Eschelon Operating Co. 8.375% 3/15/10 (g)	4,280	3,638
France Telecom SA 8.5% 3/1/11	13,570	16,194
GCI, Inc. 7.25% 2/15/14 (g)	3,000	2,978
Koninklijke KPN NV yankee 8% 10/1/10	10,550	12,384
KT Corp. 5.875% 6/24/14 (g)	5,495	5,850
Mobifon Holdings BV 12.5% 7/31/10	6,225	7,408
New Skies Satellites BV 9.125% 11/1/12 (g)	7,555	7,782
NTL Cable PLC 7.66% 10/15/12 (g)(k)	5,000	5,150
Qwest Corp. 9.125% 3/15/12 (g)	16,520	18,792
Qwest Services Corp.:
14% 12/15/10 (g)(k)	18,730	22,101
14.5% 12/15/14 (g)(k)	8,425	10,405
SBC Communications, Inc.:
5.1% 9/15/14	11,000	11,079
5.875% 8/15/12	4,000	4,292
6.45% 6/15/34	3,325	3,613
Sprint Capital Corp. 7.625% 1/30/11	7,500	8,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 11,700	$ 11,608
4.95% 9/30/14 (g)	7,930	7,843
Telefonica Europe BV 7.75% 9/15/10	11,200	13,051
Telefonos de Mexico SA de CV 4.75% 1/27/10 (g)	6,000	6,016
TELUS Corp. yankee 7.5% 6/1/07	27,430	29,618
U.S. West Communications:
7.2% 11/10/26	845	788
7.25% 9/15/25	840	819
Verizon Global Funding Corp. 7.25% 12/1/10	15,495	17,686
Verizon New York, Inc.:
6.875% 4/1/12	11,355	12,743
7.375% 4/1/32	5,570	6,557
		342,414
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	2,500	2,625
American Towers, Inc. 7.25% 12/1/11	3,500	3,658
AT&T Wireless Services, Inc.:
7.875% 3/1/11	4,420	5,197
8.75% 3/1/31	3,280	4,511
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,500	1,710
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (k)	8,260	8,735
Cingular Wireless LLC 7.125% 12/15/31	8,000	9,372
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	1,310	1,385
7.5% 12/1/13	310	328
9.375% 8/1/11	6,995	7,747
10.75% 8/1/11	2,285	2,479
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	10,075	11,284
Inmarsat Finance II PLC 0% 11/15/12 (e)	6,310	4,543
Intelsat Ltd.:
6.5% 11/1/13	10,835	9,047
7.7938% 1/15/12 (g)(k)	6,370	6,561
8.25% 1/15/13 (g)	5,000	5,169
Kyivstar GSM 10.375% 8/17/09 (g)	2,035	2,289
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13 (g)	$ 2,960	$ 3,078
Nextel Communications, Inc. 9.5% 2/1/11	9,665	10,849
Nextel Partners, Inc. 8.125% 7/1/11	5,000	5,513
Rogers Communications, Inc.:
5.525% 12/15/10 (k)	2,350	2,468
7.25% 12/15/12	12,895	13,733
8% 12/15/12	1,680	1,789
9.625% 5/1/11	4,765	5,599
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (e)	1,770	1,522
		131,191
TOTAL TELECOMMUNICATION SERVICES		473,605
UTILITIES - 1.1%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	7,949
DTE Energy Co. 7.05% 6/1/11	4,060	4,604
Duke Capital LLC 6.75% 2/15/32	2,874	3,223
Electricidad de Caracas Finance BV 10.25% 10/15/14 (g)	2,670	2,790
FirstEnergy Corp.:
5.5% 11/15/06	7,528	7,741
6.45% 11/15/11	1,220	1,324
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,228
5.875% 10/1/12	3,450	3,673
Mirant Americas Generation LLC 8.3% 5/1/11 (d)	5,700	6,284
Nevada Power Co.:
5.875% 1/15/15 (g)	1,270	1,276
10.875% 10/15/09	810	923
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,609
Oncor Electric Delivery Co. 6.375% 5/1/12	7,980	8,831
Pacific Gas & Electric Co.:
4.2% 3/1/11	1,950	1,927
4.8% 3/1/14	2,595	2,600
6.05% 3/1/34	9,375	10,077
Progress Energy, Inc. 7.1% 3/1/11	14,007	15,755
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,356
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.65% 4/1/15	$ 685	$ 676
5% 1/15/14	590	603
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)	3,250	3,356
TXU Corp. 4.8% 11/15/09 (g)	6,000	5,978
		104,783
Gas Utilities - 0.2%
ANR Pipeline, Inc. 8.875% 3/15/10	1,360	1,503
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	5,128
Dynegy Holdings, Inc. 9.875% 7/15/10 (g)	5,000	5,450
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,797
NiSource Finance Corp. 7.875% 11/15/10	9,300	10,908
Northwest Pipeline Corp. 8.125% 3/1/10	1,290	1,419
Southern Natural Gas Co.:
8% 3/1/32	120	133
8.875% 3/15/10	1,610	1,785
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	280
8.375% 6/15/32	765	859
Texas Eastern Transmission Corp. 7.3% 12/1/10	12,250	14,037
		47,299
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.75% 6/15/08	397	429
8.75% 5/15/13 (g)	5,050	5,662
8.875% 2/15/11	2,627	2,929
9% 5/15/15 (g)	3,790	4,287
9.375% 9/15/10	5,451	6,173
9.5% 6/1/09	1,357	1,520
Calpine Corp. 8.5% 7/15/10 (g)	6,000	4,710
Chivor SA E.S.P. 9.75% 12/30/14 (g)	1,570	1,629
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,613
7.5% 1/15/09	1,420	1,498
8.9% 7/15/08	4,085	4,473
9.875% 10/15/07	8,190	9,050
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Constellation Energy Group, Inc.:
6.35% 4/1/07	$ 10,595	$ 11,143
7% 4/1/12	7,875	9,009
Dominion Resources, Inc.:
6.25% 6/30/12	5,085	5,588
8.125% 6/15/10	18,230	21,371
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,315
Southern Energy, Inc. New York 7.4% 7/15/49 (d)(g)	2,505	1,910
		99,309
TOTAL UTILITIES		251,391
TOTAL NONCONVERTIBLE BONDS		2,712,563
TOTAL CORPORATE BONDS (Cost $2,657,928)		2,818,284
U.S. Government and Government Agency Obligations - 5.8%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
3.125% 7/15/06	235,000	234,328
4.375% 7/17/13	20,070	19,677
4.625% 10/15/13	30,000	30,484
6% 5/15/11	23,350	25,635
6.125% 3/15/12	1,502	1,669
6.25% 2/1/11	17,675	19,373
Freddie Mac:
1.5% 8/15/05	31,720	31,487
4.5% 1/15/14	23,400	23,509
5.25% 11/5/12	5,610	5,694
5.75% 1/15/12	60,000	65,279
5.875% 3/21/11	37,620	40,580
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	$ 2,521	$ 2,649
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	15,652	16,981
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		517,345
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	91,193	98,111
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	155,052	160,412
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		258,523
U.S. Treasury Obligations - 2.5%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.39% 4/21/05	160,000	159,156
U.S. Treasury Bonds:
6.125% 8/15/29	106,312	128,928
8.875% 8/15/17	53,265	76,302
9.875% 11/15/15	12,960	19,266
11.25% 2/15/15	17,890	28,228
U.S. Treasury Notes:
2.5% 5/31/06	110,500	109,667
3.125% 5/15/07 (j)	61,000	60,733
TOTAL U.S. TREASURY OBLIGATIONS		582,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,324,465)		1,358,148
U.S. Government Agency - Mortgage Securities - 8.4%

Fannie Mae - 7.9%
3.737% 1/1/35 (k)	1,726	1,727
3.827% 12/1/34 (k)	349	350
3.83% 1/1/35 (k)	1,225	1,227
3.836% 6/1/33 (k)	848	847
3.878% 6/1/33 (k)	5,145	5,145
3.88% 11/1/34 (k)	7,449	7,468
3.913% 12/1/34 (k)	1,050	1,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.939% 10/1/34 (k)	$ 1,580	$ 1,593
3.971% 11/1/34 (k)	2,265	2,285
3.98% 1/1/35 (k)	1,550	1,558
3.987% 12/1/34 (k)	1,426	1,437
4% 2/1/20 (h)	112,000	109,480
4% 1/1/35 (k)	950	957
4.017% 12/1/34 (k)	7,850	7,809
4.021% 12/1/34 (k)	1,175	1,180
4.025% 1/1/35 (k)	2,138	2,150
4.029% 1/1/35 (k)	500	503
4.038% 12/1/34 (k)	732	742
4.048% 1/1/35 (k)	978	983
4.052% 2/1/35 (k)	975	981
4.072% 12/1/34 (k)	1,999	2,034
4.105% 1/1/35 (k)	2,177	2,198
4.118% 1/1/35 (k)	2,265	2,281
4.118% 2/1/35 (k)	700	706
4.12% 2/1/35 (k)	1,907	1,921
4.127% 1/1/35 (k)	2,195	2,210
4.128% 2/1/35 (k)	3,925	3,953
4.145% 2/1/35 (k)	2,400	2,389
4.17% 11/1/34 (k)	1,991	2,006
4.197% 1/1/35 (k)	1,825	1,843
4.2% 1/1/35 (k)	4,387	4,429
4.23% 11/1/34 (k)	645	652
4.324% 12/1/34 (k)	726	737
4.437% 11/1/34 (k)	18,587	18,967
4.5% 2/1/20 (h)	128,000	127,640
4.5% 8/1/33	114,257	111,721
4.5% 2/1/35 (h)	88,000	85,800
4.551% 8/1/34 (k)	2,634	2,707
4.826% 1/1/35 (k)	3,688	3,675
5% 6/1/09 to 6/1/34	169,963	172,320
5% 2/1/35 (h)	525,000	523,025
5.5% 10/1/08 to 10/1/34	124,287	127,389
5.5% 2/1/20 (h)	21	21
6% 10/1/08 to 6/1/32	19,802	20,698
6% 2/1/20 (h)	85,000	88,958
6% 2/1/35 (h)	61,824	63,853
6.5% 4/1/08 to 11/1/33	159,462	167,582
6.5% 2/1/20 (h)(i)	71,866	76,021
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 8/1/19 to 7/1/34	$ 70,760	$ 75,032
7.5% 5/1/25 to 11/1/31	8,042	8,634
8.5% 1/1/09 to 6/1/21	22	24
10% 8/1/17	4	4
TOTAL FANNIE MAE		1,850,906
Freddie Mac - 0.0%
4.232% 1/1/35 (k)	1,920	1,935
4.364% 1/1/35 (k)	4,250	4,292
4.985% 8/1/33 (k)	875	896
8% 10/1/16 to 4/1/20	213	231
TOTAL FREDDIE MAC		7,354
Government National Mortgage Association - 0.5%
5.5% 10/15/32 to 5/15/34	9,432	9,689
6% 9/15/08 to 12/15/10	3,563	3,715
6.5% 6/15/23 to 2/15/32	18,130	19,161
7% 10/15/17 to 6/15/33	57,575	61,145
7.5% 8/15/21 to 11/15/28	15,575	16,795
8% 4/15/06 to 5/15/32	6,831	7,397
8.5% 11/15/05 to 1/15/31	1,016	1,109
9% 3/15/10 to 9/15/20	74	82
9.5% 3/15/23	12	14
11% 7/20/13 to 7/20/20	335	371
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		119,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,958,934)		1,977,738
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (k)	3,660	3,736
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (k)	2,225	2,225
Class M2, 3.63% 2/25/34 (k)	2,525	2,526
American Express Credit Account Master Trust:
Series 2001-6 Class B, 2.83% 12/15/08 (k)	13,200	13,238
Series 2004-C Class C, 2.98% 2/15/12 (g)(k)	29,600	29,655
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (k)	$ 1,245	$ 1,245
Class M2, 3.01% 4/25/34 (k)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (k)	4,078	4,082
Series 2003-HE7 Class A3, 2.84% 12/15/33 (k)	6,073	6,094
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (k)	8,448	8,561
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	13,118
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (k)	7,278	7,286
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.65% 2/17/09 (k)	13,530	13,686
Series 2003-B2 Class B2, 3.5% 2/17/09	7,120	7,114
Series 2003-B4 Class B4, 3.28% 7/15/11 (k)	6,640	6,765
Series 2004-6 Class B, 4.15% 7/16/12	11,450	11,361
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	6,000	5,975
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (k)	3,130	3,239
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (k)	4,025	4,025
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (k)	14,900	14,933
Series 2003-C1 Class C1, 3.69% 4/7/10 (k)	6,100	6,248
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (k)	5,275	5,275
Series 2004-3 Class M1, 3.03% 6/25/34 (k)	1,500	1,501
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.21% 11/25/33 (k)	1,400	1,415
Class M2, 4.28% 11/25/33 (k)	700	721
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (k)	415	415
Class M4, 3.43% 3/25/34 (k)	325	325
Class M6, 3.78% 3/25/34 (k)	400	404
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.77% 10/15/09	6,000	5,990
GSAMP Trust Series 2004-FM2:
Class M1, 3.03% 1/25/34 (k)	3,500	3,500
Class M2, 3.63% 1/25/34 (k)	1,500	1,500
Class M3, 3.83% 1/25/34 (k)	1,500	1,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (k)	$ 825	$ 828
Class M1, 3.41% 8/25/33 (k)	3,115	3,156
Series 2003-4:
Class M1, 3.33% 10/25/33 (k)	4,080	4,121
Class M2, 4.43% 10/25/33 (k)	4,825	4,899
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (g)	265	265
Series 2003-5N Class A, 7.5% 1/27/34 (g)	161	162
Household Home Equity Loan Trust Series 2002-2 Class A, 2.8% 4/20/32 (k)	4,763	4,772
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (k)	4,765	4,879
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.87% 10/15/10 (k)	1,610	1,622
Series 2003-B3 Class B3, 2.855% 1/18/11 (k)	6,730	6,768
Series 2003-B5 Class B5, 2.85% 2/15/11 (k)	10,255	10,344
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (k)	2,125	2,125
Class M2, 3.08% 7/25/34 (k)	375	375
Class M3, 3.48% 7/25/34 (k)	800	800
Class M4, 3.63% 7/25/34 (k)	525	525
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (k)	1,820	1,847
Series 2003-HE1 Class M2, 4.43% 5/25/33 (k)	5,640	5,716
Series 2003-NC8 Class M1, 3.23% 9/25/33 (k)	2,610	2,632
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (k)	5,341	5,378
Series 2002-NC1 Class M1, 3.33% 2/25/32 (g)(k)	3,460	3,491
Series 2002-NC3 Class M1, 3.25% 8/25/32 (k)	1,480	1,497
Series 2003-NC2 Class M2, 4.53% 2/25/33 (k)	2,865	2,934
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (k)	2,037	2,040
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	2,700	2,682
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	5,655	5,654
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (k)	1,425	1,426
Class M4, 3.505% 6/25/34 (k)	2,395	2,401
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	22,525	23,000
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II: - continued
Series 2002-4 Class A, 2.61% 8/18/09 (k)	$ 10,400	$ 10,406
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (g)(k)	9,350	9,375
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09 (h)	5,060	5,059
TOTAL ASSET-BACKED SECURITIES (Cost $317,822)		319,787
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.93% 3/25/35 (k)	5,538	5,543
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (k)	2,173	2,164
Class 2A1, 4.2095% 12/25/33 (k)	6,553	6,549
Series 2003-L Class 2A1, 4.0234% 1/25/34 (k)	6,213	6,189
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (k)	12,168	12,296
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (k)	5,057	5,017
Class 2A2, 4.148% 3/25/34 (k)	4,412	4,368
Series 2004-C Class 1A1, 3.4052% 4/25/34 (k)	8,115	8,043
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (k)	10,561	10,482
Class 2A2, 4.2219% 5/25/34 (k)	12,704	12,682
Series 2004-G Class 2A7, 4.6351% 8/25/34 (k)	11,019	11,075
Series 2004-H Class 2A1, 4.5375% 9/25/34 (k)	11,902	11,955
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (k)	4,618	4,639
Class 2A1, 4.8233% 11/25/34 (k)	18,639	18,837
Class 3A1, 5.11% 11/25/34 (k)	9,736	9,804
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (k)	3,514	3,517
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (k)	5,977	5,979
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40 (k)	13,940	13,944
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,689	1,727
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (k)	10,190	10,487
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (k)	$ 8,578	$ 8,875
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	4,383	4,480
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,018	2,069
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.97% 7/10/35 (g)(k)	9,157	9,343
Class B4, 4.17% 7/10/35 (g)(k)	7,040	7,182
Class B5, 4.77% 7/10/35 (g)(k)	6,529	6,658
Class B6, 5.27% 7/10/35 (g)(k)	2,825	2,883
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (g)(k)	3,174	3,228
Class B4, 4.07% 6/10/35 (g)(k)	2,838	2,886
Class B5, 4.67% 6/10/35 (g)(k)	1,937	1,978
Class B6, 5.17% 6/10/35 (g)(k)	1,149	1,176
Series 2004-B:
Class B4, 3.52% 2/10/36 (g)(k)	1,610	1,613
Class B5, 3.97% 2/10/36 (g)(k)	1,090	1,092
Class B6, 4.42% 2/10/36 (g)(k)	396	397
Series 2004-C:
Class B4, 3.37% 9/10/36 (k)	1,991	1,991
Class B5, 3.77% 9/10/36 (k)	2,190	2,190
Class B6, 4.17% 9/10/36 (k)	299	299
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 2.98% 6/25/33 (g)(k)	5,876	5,897
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,537	1,598
Series 2004-RA2 Class 2A, 7% 7/25/33	3,131	3,223
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4556% 9/25/34 (k)	12,382	12,261
TOTAL PRIVATE SPONSOR		246,616
U.S. Government Agency - 0.2%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	29	29
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	96	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2435 Class GD, 6.5% 2/15/30	$ 1,752	$ 1,755
Series 2498 Class PD, 5.5% 2/15/16	15,810	16,166
Series 2780 Class OC, 4.5% 3/15/17	6,903	6,936
Series 2885 Class PC, 4.5% 3/15/18	9,142	9,173
Series 2888 Class GD, 4.5% 4/15/18	4,800	4,742
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (k)	1,495	1,593
TOTAL U.S. GOVERNMENT AGENCY		40,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $287,689)		287,107
Commercial Mortgage Securities - 1.2%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.89% 4/25/34 (g)(k)	7,067	7,046
Class B, 4.43% 4/25/34 (g)(k)	815	814
Class M1, 3.09% 4/25/34 (g)(k)	634	633
Class M2, 3.73% 4/25/34 (g)(k)	634	634
Series 2004-2 Class A, 2.96% 8/25/34 (g)(k)	7,280	7,284
Series 2004-3:
Class A1, 2.9% 1/25/35 (g)(k)	7,546	7,550
Class A2, 2.95% 1/25/35 (g)(k)	1,043	1,043
Class M1, 3.03% 1/25/35 (g)(k)	1,291	1,291
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 2.79% 5/14/16 (g)(k)	6,875	6,893
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (g)	3,530	3,599
Series 2004-ESA:
Class B, 4.888% 5/14/16 (g)	5,430	5,537
Class C, 4.937% 5/14/16 (g)	3,020	3,082
Class D, 4.986% 5/14/16 (g)	1,460	1,491
Class E, 5.064% 5/14/16 (g)	4,540	4,626
Class F, 5.182% 5/14/16 (g)	1,090	1,110
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.7018% 8/1/24 (g)(k)	1,162	1,034
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	$ 12,500	$ 13,459
COMM floater Series 2002-FL7 Class A2, 2.83% 11/15/14 (g)(k)	2,432	2,434
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (g)(k)	1,965	1,966
Class D, 3.12% 9/15/14 (g)(k)	605	605
Class E, 3.18% 9/15/14 (g)(k)	820	821
Class F, 3.28% 9/15/14 (g)(k)	650	651
Class G, 3.46% 9/15/14 (g)(k)	1,475	1,477
Class H, 3.56% 9/15/14 (g)(k)	1,570	1,572
Class J, 4.08% 9/15/14 (g)(k)	540	541
Class K, 4.48% 9/15/14 (g)(k)	845	846
Class L, 4.68% 9/15/14 (g)(k)	680	680
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	827	847
Series 2000-C1 Class A2, 7.545% 4/15/62	10,600	12,067
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,905
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,265	9,455
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)	6,000	6,271
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	15,210	16,137
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.8633% 4/29/39 (g)(k)	2,900	3,014
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,210	2,343
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	8,081
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,500
Series 2003-47 Class C, 4.227% 10/16/27	11,610	11,525
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.749% 12/10/41 (k)(l)	6,000	206
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	7,278	8,149
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,953
Series 2004-C1 Class A1, 3.659% 10/10/28	29,769	29,364
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II: - continued
Series 1998-GLII Class E, 6.9703% 4/13/31 (k)	$ 4,895	$ 5,117
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (g)	2,360	2,645
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (g)(k)	226	201
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	13,900	12,793
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,336	6,738
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	32,000	33,940
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $277,370)		283,459
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 7.125% 1/11/12	18,215	20,943
Hong Kong Government Special Administrative Region 5.125% 8/1/14 (g)	22,350	23,116
Italian Republic 4.5% 1/21/15	26,650	26,641
Korean Republic 4.875% 9/22/14	11,240	11,266
State of Israel 4.625% 6/15/13	1,870	1,824
United Mexican States:
4.625% 10/8/08	25,205	25,457
5.875% 1/15/14	26,840	27,779
7.5% 1/14/12	12,100	13,812
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $144,495)		150,838
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	7,410
Floating Rate Loans - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
AM General LLC Tranche C2, term loan 11.21% 5/2/12 (k)	$ 6,000	$ 6,300
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (k)	6,500	6,386
Media - 0.0%
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09 (k)	5,000	4,975
TOTAL CONSUMER DISCRETIONARY		17,661
ENERGY - 0.0%
Oil & Gas - 0.0%
El Paso Corp.:
Credit-Linked Deposit 5.16% 11/22/09 (k)	1,256	1,269
term loan 5.1875% 11/22/09 (k)	2,085	2,109
		3,378
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B, term loan 7.25% 9/30/10 (k)	6,220	6,181
Insurance - 0.0%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (h)(k)	5,000	5,000
Real Estate - 0.0%
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08 (h)(k)	5,000	5,038
TOTAL FINANCIALS		16,219
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 10.375% 1/16/11 (k)	16,000	17,600
Skilled Healthcare Group, Inc. term loan 9.345% 1/31/11 (k)	150	154
		17,754
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. Tranche 2, term loan 8.08% 9/8/12 (k)	$ 2,450	$ 2,548
Containers & Packaging - 0.0%
White Birch Paper Ltd. Tranche B1, term loan 7.5% 2/26/10 (k)	4,423	4,539
Metals & Mining - 0.0%
Murray Energy Corp. Tranche 2, term loan 10.3088% 1/28/11 (k)	3,000	3,158
TOTAL MATERIALS		10,245
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telewest Global Finance LLC:
Tranche B, term loan 4.8911% 12/20/12 (k)	308	312
Tranche C, term loan 5.3911% 12/20/13 (k)	235	239
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.23% 11/10/11 (k)	6,500	6,679
		7,230
UTILITIES - 0.0%
Electric Utilities - 0.0%
Astoria Energy LLC term loan 11.31% 4/15/12 (k)	2,440	2,501
TOTAL FLOATING RATE LOANS (Cost $71,445)		74,988
Money Market Funds - 9.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.31% (b)	2,264,336,372	$ 2,264,336
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	4,290,087	4,290
TOTAL MONEY MARKET FUNDS (Cost $2,268,626)		2,268,626
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $21,454,231)		24,552,283
NET OTHER ASSETS - (4.2)%		(997,181)
NET ASSETS - 100%		$ 23,555,102
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	$ 5,000	$ 50
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	60,000	(310)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	80,000	(741)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	2,410
TOTAL INTEREST RATE SWAP		198,025	1,359
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	$ 2,705	$ 8
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	10,200	132
Receive monthly a return equal to Lehman Brothers for CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	6,795	20
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	20,400	175
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	10,200	29
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	10,200	236
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,100	(26)
TOTAL TOTAL RETURN SWAP		71,600	574
		$ 274,625	$ 1,983
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $852,991,000 or 3.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $348,000.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,123,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,302
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	14.0%
AAA,AA,A	5.6%
BBB	5.1%
BB	1.3%
B	2.7%
CCC,CC,C	0.7%
Not Rated	0.8%
Other Investments	0.0%
Equities	63.7%
Short-Term Investments and Net Other Assets	6.1%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.3%
United Kingdom	2.0%
France	1.9%
Netherlands	1.0%
Others (individually less than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005

Assets
Investment in securities, at value (including securities loaned of $4,270) (cost $21,454,231) - See accompanying schedule		$ 24,552,283
Commitment to sell securities on a delayed delivery basis	$ (10,049)
Receivable for securities sold on a delayed delivery basis	10,040	(9)
Receivable for investments sold, regular delivery		74,526
Cash		703
Receivable for fund shares sold		41,324
Dividends receivable		16,983
Interest receivable		69,730
Swap agreements, at value		1,983
Prepaid expenses		78
Other affiliated receivables		170
Other receivables		503
Total assets		24,758,274

Liabilities
Payable for investments purchased Regular delivery	$ 65,954
Delayed delivery	1,096,211
Payable for fund shares redeemed	23,661
Accrued management fee	8,267
Other affiliated payables	4,466
Other payables and accrued expenses	323
Collateral on securities loaned, at value	4,290
Total liabilities		1,203,172

Net Assets		$ 23,555,102
Net Assets consist of:
Paid in capital		$ 20,167,796
Undistributed net investment income		57,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		229,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,100,019
Net Assets, for 1,261,498 shares outstanding		$ 23,555,102
Net Asset Value, offering price and redemption price per share ($23,555,102 ÷ 1,261,498 shares)		$ 18.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005

Investment Income
Dividends		$ 165,347
Interest		185,609
Security lending		417
Total income		351,373

Expenses
Management fee	$ 48,574
Transfer agent fees	22,277
Accounting and security lending fees	1,019
Non-interested trustees' compensation	66
Appreciation in deferred trustee compensation account	26
Custodian fees and expenses	327
Registration fees	101
Audit	129
Legal	40
Interest	1
Miscellaneous	121
Total expenses before reductions	72,681
Expense reductions	(871)	71,810
Net investment income (loss)		279,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	404,289
Foreign currency transactions	113
Swap agreements	6,877
Total net realized gain (loss)		411,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,212)	772,503
Assets and liabilities in foreign currencies	(1)
Swap agreements	872
Delayed delivery commitments	(9)
Total change in net unrealized appreciation (depreciation)		773,365
Net gain (loss)		1,184,644
Net increase (decrease) in net assets resulting from operations		$ 1,464,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 279,563	$ 528,406
Net realized gain (loss)	411,279	886,546
Change in net unrealized appreciation (depreciation)	773,365	1,211,139
Net increase (decrease) in net assets resulting from operations	1,464,207	2,626,091
Distributions to shareholders from net investment income	(285,445)	(541,033)
Distributions to shareholders from net realized gain	(868,285)	(349,196)
Total distributions	(1,153,730)	(890,229)
Share transactions Proceeds from sales of shares	1,650,284	2,744,034
Reinvestment of distributions	1,106,212	848,271
Cost of shares redeemed	(1,565,785)	(2,885,738)
Net increase (decrease) in net assets resulting from share transactions	1,190,711	706,567
Total increase (decrease) in net assets	1,501,188	2,442,429

Net Assets
Beginning of period	22,053,914	19,611,485
End of period (including undistributed net investment income of $57,813 and undistributed net investment income of $63,695, respectively)	$ 23,555,102	$ 22,053,914
Other Information Shares
Sold	89,128	151,098
Issued in reinvestment of distributions	60,547	47,522
Redeemed	(84,417)	(158,927)
Net increase (decrease)	65,258	39,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.44	$ 16.96	$ 15.96	$ 18.69	$ 18.92	$ 20.22
Income from Investment Operations
Net investment income (loss)D	.23	.45	.48	.53	.61	.61
Net realized and unrealized gain (loss)	.95	1.79	.99	(2.35)	.78	(.36)
Total from investment operations	1.18	2.24	1.47	(1.82)	1.39	.25
Distributions from net investment income	(.23)	(.46)	(.47)	(.56)	(.61)	(.58)
Distributions from net realized gain	(.72)	(.30)	-	(.35)	(1.01)	(.97)
Total distributions	(.95)	(.76)	(.47)	(.91)	(1.62)	(1.55)
Net asset value, end of period	$ 18.67	$ 18.44	$ 16.96	$ 15.96	$ 18.69	$ 18.92
Total ReturnB,C	6.59%	13.43%	9.45%	(10.06)%	7.56%	1.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.63%A	.65%	.66%	.65%	.64%	.64%
Expenses net of voluntary waivers, if any	.63%A	.65%	.66%	.65%	.64%	.64%
Expenses net of all reductions	.63%A	.64%	.66%	.64%	.63%	.63%
Net investment income (loss)	2.44%A	2.46%	3.03%	3.03%	3.23%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 23,555	$ 22,054	$ 19,611	$ 18,210	$ 20,921	$ 20,966
Portfolio turnover rate	86%A	67%	86%	79%	67%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,983,168
Unrealized depreciation	(880,503)
Net unrealized appreciation (depreciation)	$ 3,102,665
Cost for federal income tax purposes	$ 21,449,618

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,596,146 and $2,593,129, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $20,359 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $10,247. The weighted average interest rate was 1.81%. At period end, there were no bank borrowings outstanding.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $695 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $7 and $169, respectively.

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 15, 2005

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisers

Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PUR-USAN-0305
1.789289.101

Fidelity®

Value Discovery

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,123.80	$ 5.30
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.21	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio of .99; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Lehman Brothers Holdings, Inc.	2.3	1.9
American International Group, Inc.	2.1	2.0
Halliburton Co.	2.0	0.0
Wachovia Corp.	1.9	1.9
Merrill Lynch & Co., Inc.	1.9	0.8
Equity Lifestyle Properties, Inc.	1.8	0.0
Bank of America Corp.	1.7	1.0
SBC Communications, Inc.	1.5	2.2
TXU Corp.	1.5	1.1
American Tower Corp. Class A	1.3	1.0
	18.0
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	17.5
Information Technology	17.4	16.9
Energy	14.0	19.3
Consumer Discretionary	11.9	9.9
Materials	9.3	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2005 *	As of July 31, 2004 **
Stocks 99.4%	Stocks 99.5%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.5%

* Foreign investments	10.1%	** Foreign investments	11.3%

Semiannual Report

Investments January 31, 2005 (Unaudited)

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.9%
Distributors - 0.4%
WESCO International, Inc. (a)	8,400	$ 283,836
Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc. (a)	10,800	406,188
CBRL Group, Inc.	9,100	374,101
McDonald's Corp.	23,800	770,882
Outback Steakhouse, Inc.	8,500	391,425
Wendy's International, Inc.	10,300	403,966
		2,346,562
Household Durables - 0.7%
Blount International, Inc. (a)	4,700	84,365
Champion Enterprises, Inc. (a)	43,200	466,128
		550,493
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	2,900	236,350
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,200	147,584
Escalade, Inc.	9,800	133,084
		280,668
Media - 3.1%
E.W. Scripps Co. Class A	7,200	333,792
Fox Entertainment Group, Inc. Class A (a)	8,800	296,120
Lamar Advertising Co. Class A (a)	12,000	515,760
News Corp. Class B	16,000	281,280
Univision Communications, Inc. Class A (a)	22,700	619,937
Walt Disney Co.	13,400	383,642
		2,430,531
Multiline Retail - 1.0%
JCPenney Co., Inc.	9,300	397,296
Nordstrom, Inc.	8,000	386,000
		783,296
Specialty Retail - 2.0%
Asbury Automotive Group, Inc. (a)	12,600	212,688
Hot Topic, Inc. (a)	13,400	259,692
RadioShack Corp.	7,100	235,152
Toys 'R' Us, Inc. (a)	20,400	437,580
Weight Watchers International, Inc. (a)	8,500	398,310
		1,543,422
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	8,140	$ 341,392
Polo Ralph Lauren Corp. Class A	5,100	198,645
Warnaco Group, Inc. (a)	9,100	196,651
		736,688
TOTAL CONSUMER DISCRETIONARY		9,191,846
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 0.8%
Safeway, Inc. (a)	13,300	250,705
Wal-Mart Stores, Inc.	6,900	361,560
		612,265
Food Products - 2.0%
American Italian Pasta Co. Class A	2,500	67,750
Bunge Ltd.	7,900	446,666
Corn Products International, Inc.	13,000	381,680
Smithfield Foods, Inc. (a)	11,800	357,186
The J.M. Smucker Co.	6,500	303,225
		1,556,507
Household Products - 0.8%
Colgate-Palmolive Co.	7,900	415,066
Procter & Gamble Co.	4,000	212,920
		627,986
Tobacco - 1.0%
Altria Group, Inc.	12,400	791,492
TOTAL CONSUMER STAPLES		3,588,250
ENERGY - 14.0%
Energy Equipment & Services - 10.9%
Cooper Cameron Corp. (a)	11,762	663,494
Diamond Offshore Drilling, Inc.	10,000	437,700
GlobalSantaFe Corp.	12,100	427,856
Halliburton Co.	37,100	1,525,923
National-Oilwell, Inc. (a)	15,174	559,617
Noble Corp.	16,023	854,827
Pride International, Inc. (a)	17,434	407,781
Rowan Companies, Inc.	14,600	411,136
Smith International, Inc. (a)	12,794	757,405
Transocean, Inc. (a)	19,500	858,000
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	26,226	$ 802,778
Weatherford International Ltd. (a)	13,479	731,505
		8,438,022
Oil & Gas - 3.1%
Ashland, Inc.	13,000	797,940
Premcor, Inc.	8,000	384,000
Range Resources Corp.	18,000	399,420
Valero Energy Corp.	15,400	801,262
		2,382,622
TOTAL ENERGY		10,820,644
FINANCIALS - 18.5%
Capital Markets - 5.7%
E*TRADE Financial Corp. (a)	24,500	336,875
Lehman Brothers Holdings, Inc.	19,690	1,795,532
Merrill Lynch & Co., Inc.	24,410	1,466,309
Morgan Stanley	14,610	817,576
		4,416,292
Commercial Banks - 4.1%
Bank of America Corp.	28,800	1,335,456
North Fork Bancorp, Inc., New York	13,200	378,840
Wachovia Corp.	27,000	1,480,950
		3,195,246
Insurance - 5.3%
AFLAC, Inc.	20,400	806,004
AMBAC Financial Group, Inc.	2,500	192,200
American International Group, Inc.	24,600	1,630,734
Hartford Financial Services Group, Inc.	5,300	356,637
Montpelier Re Holdings Ltd.	6,700	250,915
St. Paul Travelers Companies, Inc.	18,800	705,752
Willis Group Holdings Ltd.	3,800	146,984
		4,089,226
Real Estate - 3.0%
Equity Lifestyle Properties, Inc.	41,474	1,421,729
Equity Residential (SBI)	11,100	350,094
General Growth Properties, Inc.	6,490	206,187
Kimco Realty Corp.	6,100	323,178
		2,301,188
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	5,400	$ 348,732
TOTAL FINANCIALS		14,350,684
HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 2.8%
Aspect Medical Systems, Inc. (a)	600	13,524
Baxter International, Inc.	19,200	648,192
BioLase Technology, Inc. (d)	18,100	183,172
Dade Behring Holdings, Inc. (a)	16,600	948,690
Fisher Scientific International, Inc. (a)	5,900	372,585
		2,166,163
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	4,000	225,280
Henry Schein, Inc. (a)	5,300	360,718
McKesson Corp.	7,600	262,124
ProxyMed, Inc. (a)	14,900	148,553
UnitedHealth Group, Inc.	4,400	391,160
WebMD Corp. (a)	25,800	194,790
		1,582,625
Pharmaceuticals - 1.2%
Merck & Co., Inc.	21,300	597,465
Pfizer, Inc.	14,200	343,072
		940,537
TOTAL HEALTH CARE		4,689,325
INDUSTRIALS - 6.8%
Aerospace & Defense - 3.2%
EADS NV	9,700	296,478
EDO Corp.	7,300	233,235
Goodrich Corp.	9,600	329,280
Honeywell International, Inc.	9,800	352,604
Lockheed Martin Corp.	6,400	369,984
Precision Castparts Corp.	6,664	468,479
United Defense Industries, Inc.	8,700	416,991
		2,467,051
Air Freight & Logistics - 0.6%
Dynamex, Inc. (a)	27,300	494,130
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.3%
Delta Air Lines, Inc. (a)	23,700	$ 127,743
JetBlue Airways Corp. (a)	7,471	147,851
		275,594
Construction & Engineering - 0.7%
Dycom Industries, Inc. (a)	6,384	173,453
Fluor Corp.	682	36,514
URS Corp. (a)	12,741	359,424
		569,391
Industrial Conglomerates - 0.3%
Siemens AG sponsored ADR	2,600	206,466
Machinery - 1.6%
AGCO Corp. (a)	9,200	188,876
ITT Industries, Inc.	3,700	315,573
Manitowoc Co., Inc.	9,800	356,720
SPX Corp.	8,500	356,150
		1,217,319
Road & Rail - 0.0%
Laidlaw International, Inc. (a)	700	15,239
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	4,000	60,000
TOTAL INDUSTRIALS		5,305,190
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.0%
Alcatel SA sponsored ADR (a)	24,600	352,272
Andrew Corp. (a)	26,720	348,963
Avaya, Inc. (a)	21,410	307,234
Juniper Networks, Inc. (a)	5,600	140,728
Powerwave Technologies, Inc. (a)	50,700	399,009
		1,548,206
Computers & Peripherals - 3.2%
Dell, Inc. (a)	8,200	342,432
Diebold, Inc.	4,300	231,512
EMC Corp. (a)	29,700	389,070
Komag, Inc. (a)	11,400	221,502
Maxtor Corp. (a)	29,900	141,427
Seagate Technology	21,300	360,396
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Storage Technology Corp. (a)	12,010	$ 378,195
Western Digital Corp. (a)	34,970	376,627
		2,441,161
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	10,700	420,831
Arrow Electronics, Inc. (a)	14,000	330,540
Avnet, Inc. (a)	18,560	332,595
Celestica, Inc. (sub. vtg.) (a)	47,400	616,824
Flextronics International Ltd. (a)	60,100	850,415
Mettler-Toledo International, Inc. (a)	6,900	346,104
Napco Security Systems, Inc.	19,900	261,108
Solectron Corp. (a)	59,200	294,224
Symbol Technologies, Inc.	19,356	354,215
Tech Data Corp. (a)	7,840	329,515
		4,136,371
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	5,900	319,721
BearingPoint, Inc. (a)	21,900	172,791
Ceridian Corp. (a)	31,700	561,090
DST Systems, Inc. (a)	3,900	189,072
		1,242,674
Office Electronics - 0.5%
Xerox Corp. (a)	22,000	349,360
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	10,100	362,489
DSP Group, Inc. (a)	24,800	615,288
Freescale Semiconductor, Inc. Class B (a)	2,800	48,916
Intel Corp.	15,800	354,710
Lam Research Corp. (a)	8,100	216,756
National Semiconductor Corp.	27,230	461,004
Teradyne, Inc. (a)	13,490	189,265
Varian Semiconductor Equipment Associates, Inc. (a)	9,900	339,372
		2,587,800
Software - 1.5%
BEA Systems, Inc. (a)	41,900	356,988
DATATRAK International, Inc. (a)	12,300	133,209
Microsoft Corp.	10,080	264,902
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp.	4,000	$ 153,160
RADWARE Ltd. (a)	9,400	229,266
		1,137,525
TOTAL INFORMATION TECHNOLOGY		13,443,097
MATERIALS - 9.3%
Chemicals - 3.8%
Albemarle Corp.	9,700	340,567
Dow Chemical Co.	8,180	406,546
Great Lakes Chemical Corp.	11,400	301,530
Lyondell Chemical Co.	28,740	845,531
Monsanto Co.	9,000	487,170
NOVA Chemicals Corp.	11,300	509,709
		2,891,053
Construction Materials - 0.2%
Eagle Materials, Inc. Class B	1,800	139,770
Containers & Packaging - 1.0%
Packaging Corp. of America	19,000	423,890
Smurfit-Stone Container Corp. (a)	24,700	371,488
		795,378
Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd.	7,200	91,838
Alcan, Inc.	10,800	430,677
Alcoa, Inc.	14,200	419,042
Falconbridge Ltd.	12,300	301,591
Gerdau AmeriSteel Corp. (a)	64,300	379,256
Industrias Penoles SA de CV	7,100	37,239
Peabody Energy Corp.	6,100	516,975
Teck Cominco Ltd. Class B (sub. vtg.)	13,100	395,834
		2,572,452
Paper & Forest Products - 1.0%
Georgia-Pacific Corp.	8,600	276,060
International Paper Co.	7,500	293,625
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	13,500	197,505
		767,190
TOTAL MATERIALS		7,165,843
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 3.5%
BellSouth Corp.	18,240	$ 478,618
Citizens Communications Co.	21,000	283,290
Philippine Long Distance Telephone Co. sponsored ADR (a)	3,100	80,600
PT Indosat Tbk ADR	2,200	68,530
PT Telkomunikasi Indonesia Tbk sponsored ADR	3,500	72,625
SBC Communications, Inc.	49,920	1,186,099
Verizon Communications, Inc.	15,400	548,086
		2,717,848
Wireless Telecommunication Services - 3.7%
American Tower Corp. Class A (a)	56,552	1,024,722
Crown Castle International Corp. (a)	44,810	734,884
MTN Group Ltd.	11,200	84,051
Orascom Telecom SAE GDR (a)	681	21,315
SpectraSite, Inc. (a)	17,250	1,010,850
		2,875,822
TOTAL TELECOMMUNICATION SERVICES		5,593,670
UTILITIES - 3.6%
Electric Utilities - 2.9%
PG&E Corp. (a)	17,400	609,000
PPL Corp.	2,700	145,800
Sierra Pacific Resources (a)(d)	33,100	325,704
TXU Corp.	16,790	1,161,868
		2,242,372
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	38,300	538,115
TOTAL UTILITIES		2,780,487
TOTAL COMMON STOCKS (Cost $65,656,381)		76,929,036
Money Market Funds - 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	943,121	$ 943,121
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	154,000	154,000
TOTAL MONEY MARKET FUNDS (Cost $1,097,121)		1,097,121
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $66,753,502)		78,026,157
NET OTHER ASSETS - (0.8)%		(648,633)
NET ASSETS - 100%		$ 77,377,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Canada	3.6%
Cayman Islands	2.2%
Singapore	1.1%
Bermuda	1.1%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $155,204) (cost $66,753,502) - See accompanying schedule		$ 78,026,157
Receivable for fund shares sold		461,572
Dividends receivable		41,843
Interest receivable		2,515
Prepaid expenses		209
Other receivables		8,463
Total assets		78,540,759

Liabilities
Payable for investments purchased	$ 807,885
Payable for fund shares redeemed	125,370
Accrued management fee	33,312
Other affiliated payables	18,644
Other payables and accrued expenses	24,024
Collateral on securities loaned, at value	154,000
Total liabilities		1,163,235

Net Assets		$ 77,377,524
Net Assets consist of:
Paid in capital		$ 64,968,191
Undistributed net investment income		29,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,107,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,272,697
Net Assets, for 5,696,903 shares outstanding		$ 77,377,524
Net Asset Value, offering price and redemption price per share ($77,377,524 ÷ 5,696,903 shares)		$ 13.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 386,729
Special Dividends		47,250
Interest		12,707
Security lending		2,139
Total income		448,825

Expenses
Management fee Basic fee	$ 191,009
Performance adjustment	(19,950)
Transfer agent fees	89,735
Accounting and security lending fees	14,879
Non-interested trustees' compensation	185
Custodian fees and expenses	6,453
Registration fees	23,112
Audit	22,207
Legal	235
Miscellaneous	269
Total expenses before reductions	328,134
Expense reductions	(17,877)	310,257
Net investment income (loss)		138,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,875,992
Foreign currency transactions	1,219
Total net realized gain (loss)		1,877,211
Change in net unrealized appreciation (depreciation) on: Investment securities	5,745,749
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		5,745,811
Net gain (loss)		7,623,022
Net increase (decrease) in net assets resulting from operations		$ 7,761,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,568	$ (102,159)
Net realized gain (loss)	1,877,211	3,155,469
Change in net unrealized appreciation (depreciation)	5,745,811	2,818,011
Net increase (decrease) in net assets resulting from operations	7,761,590	5,871,321
Distributions to shareholders from net investment income	(109,509)	-
Distributions to shareholders from net realized gain	(2,561,888)	(1,011,654)
Total distributions	(2,671,397)	(1,011,654)
Share transactions Proceeds from sales of shares	23,123,236	50,271,629
Reinvestment of distributions	2,524,169	956,450
Cost of shares redeemed	(12,340,649)	(32,080,890)
Net increase (decrease) in net assets resulting from share transactions	13,306,756	19,147,189
Total increase (decrease) in net assets	18,396,949	24,006,856

Net Assets
Beginning of period	58,980,575	34,973,719
End of period (including undistributed net investment income of $29,059 and undistributed net investment income of $0, respectively)	$ 77,377,524	$ 58,980,575
Other Information Shares
Sold	1,777,789	4,011,736
Issued in reinvestment of distributions	206,576	81,454
Redeemed	(954,874)	(2,580,456)
Net increase (decrease)	1,029,491	1,512,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03E	(.03)	(.01)
Net realized and unrealized gain (loss)	1.47	1.87	1.10
Total from investment operations	1.50	1.84	1.09
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.54)	(.29)	-
Total distributions	(.56)	(.29)	-
Net asset value, end of period	$ 13.58	$ 12.64	$ 11.09
Total ReturnB,C	12.38%	16.81%	10.90%
Ratios to Average Net AssetsG
Expenses before expense reductions	.99%A	1.13%	1.63%A
Expenses net of voluntary waivers, if any	.99%A	1.13%	1.50%A
Expenses net of all reductions	.93%A	1.08%	1.44%A
Net investment income (loss)	.42%A,E	(.21)%	(.14)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,378	$ 58,981	$ 34,974
Portfolio turnover rate	133%A	164%	158%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .27%.

F For the period December 10, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies (Unaudited) - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,191,924
Unrealized depreciation	(1,588,712)
Net unrealized appreciation (depreciation)	$ 10,603,212
Cost for federal income tax purposes	$ 67,422,945

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $54,370,712 and $43,736,286, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,697 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,589 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,877 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FVD-USAN-0305
1.789740.101

Fidelity®

Low-Priced Stock

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Actual	$ 1,000.00	$ 1,158.40	$ 5.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.32	$ 4.94

* Expenses are equal to the Fund's annualized expense ratio of .97%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
D.R. Horton, Inc.	2.2	1.7
Health Management Associates, Inc. Class A	1.5	1.6
MBNA Corp.	1.5	1.7
Safeway, Inc.	1.4	1.3
PacifiCare Health Systems, Inc.	1.2	0.7
Next PLC	1.2	1.3
Petroleo Brasileiro SA Petrobras sponsored ADR	1.2	1.0
Lincare Holdings, Inc.	1.1	1.0
Lafarge North America, Inc.	1.1	1.0
Constellation Brands, Inc. Class A (sub. vtg.)	1.0	0.9
	13.4
Top Five Market Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.4	22.8
Financials	14.6	14.3
Information Technology	11.1	11.6
Health Care	11.1	8.7
Industrials	10.0	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks, Investment Companies and Equity Futures 90.9%		Stocks, Investment Companies and Equity Futures 87.5%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 9.1%		Short-Term Investments and Net Other Assets 12.4%
* Foreign investments	24.4%	** Foreign investments	23.1%

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 22.4%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (e)	4,342,300	$ 116,591
ArvinMeritor, Inc. (e)	6,777,400	129,042
Brembo Spa	60,000	491
Drew Industries, Inc. (a)(e)	1,027,800	38,419
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	1,844,074	17,002
FCC Co. Ltd. (d)	375,000	14,729
Federal Screw Works (e)	156,250	5,438
Fuji Oozx, Inc. (a)	200,000	944
Goodyear Tire & Rubber Co. (a)	1,000,000	15,440
Halla Climate Control Co.	315,000	3,069
Intermet Corp. (a)(e)	2,559,810	794
Inzi Controls Co. Ltd. (e)	656,000	3,036
Johnson Controls, Inc.	2,400,000	141,984
Murakami Corp. (e)	850,000	6,562
Musashi Seimitsu Industry Co. Ltd.	250,000	6,176
Owari Precise Products Co. Ltd.	350,000	1,023
Piolax, Inc. (d)(e)	1,050,000	21,076
Samsung Climate Control Co. Ltd.	330,050	2,013
Sewon Precision Industries Co. Ltd.	41,860	500
Stoneridge, Inc. (a)(e)	1,981,600	29,427
Strattec Security Corp. (a)(e)	519,745	30,016
Tachi-S Co. Ltd.	825,000	11,050
Tanaka Seimitsu Kogyo Co. Ltd.	50,000	1,607
Tochigi Fuji Sangyo KK	600,000	1,853
Tower Automotive, Inc. (a)(d)(e)	5,578,400	4,519
Toyota Auto Body Co. Ltd.	170,000	2,805
Yutaka Giken Co. Ltd.	360,000	8,286
		613,892
Automobiles - 0.7%
China Motor Co. Ltd.	400,000	489
Ford Motor Co.	18,750,000	246,938
Glendale International Corp. (a)	95,300	480
National R.V. Holdings, Inc. (a)(e)	931,700	9,941
Thor Industries, Inc.	30,000	1,037
		258,885
Distributors - 0.3%
Advanced Marketing Services, Inc. (e)	1,927,800	17,832
Compania de Distribucion Integral Logista SA	520,000	29,185
Educational Development Corp.	67,700	683
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Distributors - continued
Goodfellow, Inc. (e)	421,600	$ 7,661
HIP Interactive Corp. (a)	474,600	489
Medion AG (d)	375,000	7,464
Nagahori Corp.	200,000	633
San-A Co. Ltd. (d)	85,000	1,911
Strongco, Inc. (e)	522,500	3,073
Uni-Select, Inc.	869,500	20,178
		89,109
Hotels, Restaurants & Leisure - 3.9%
Applebee's International, Inc. (e)	8,250,000	229,845
ARK Restaurants Corp.	126,891	5,076
Benihana, Inc. (a)(e)	373,300	5,413
Benihana, Inc. Class A (a)(e)	470,225	6,795
Brinker International, Inc. (a)(e)	5,400,000	203,094
Canterbury Park Holding Corp.	4,500	76
CEC Entertainment, Inc. (a)(e)	3,700,000	144,818
Domino's Pizza, Inc.	1,470,600	24,530
Elscint Ltd. (a)(e)	1,430,800	6,896
Elxsi Corp. (a)	181,600	681
Enterprise Inns PLC	750,000	10,531
Flanigan's Enterprises, Inc. (e)	195,000	1,474
Inventive Leisure PLC (e)	1,198,165	1,918
Jack in the Box, Inc. (a)(e)	3,337,500	115,411
Jurys Doyle Hotel Group PLC (Ireland)	375,000	6,403
Kappa Create Co. Ltd. (d)	30,000	772
Krispy Kreme Doughnuts, Inc. (a)(d)	1,000,000	8,780
Kyoritsu Maintenance Co. Ltd.	25,000	539
Luminar PLC	1,475,000	14,543
Mefos Ltd.	25,000	326
Monarch Casino & Resort, Inc. (a)	119,487	3,618
MTR Gaming Group, Inc. (a)	1,077,584	12,845
Multimedia Games, Inc. (a)(d)(e)	2,199,064	19,374
Outback Steakhouse, Inc.	3,000,000	138,150
Papa John's International, Inc. (a)(e)	2,230,000	71,739
Pierre & Vacances	20,000	2,216
Pizzaexpress PLC (a)	1,750,000	14,461
Punch Taverns Ltd.	350,000	4,413
Ruby Tuesday, Inc.	2,995,430	76,204
Ryan's Restaurant Group, Inc. (a)(e)	3,922,900	53,901
Sonic Corp. (a)(e)	6,150,000	195,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Restaurants, Inc. Class A (e)	406,500	$ 2,326
Ultimate Leisure Group PLC	150,000	994
		1,383,978
Household Durables - 6.3%
Abbey PLC (e)	3,407,000	38,634
Airsprung Furniture Group PLC	950,000	671
Barratt Developments PLC (e)	23,957,099	274,334
Beazer Homes USA, Inc.	450,000	66,825
Bellway PLC (e)	10,520,416	168,420
Blyth, Inc. (e)	3,000,000	94,230
Boston Acoustics, Inc. (e)	274,488	3,837
Bush Industries, Inc. Class A (sub. vtg.) (a)	1,024,400	87
Chitaly Holdings Ltd.	1,634,000	1,257
Chromcraft Revington, Inc. (a)(e)	957,300	12,359
Cobra Electronics Corp. (a)	142,899	1,053
Comstock Homebuilding Companies, Inc. Class A	75,000	1,793
CSS Industries, Inc.	3,700	119
D.R. Horton, Inc. (e)	19,250,000	765,754
Decorator Industries, Inc. (e)	279,715	2,322
Department 56, Inc. (a)(e)	1,322,800	21,271
Dominion Homes, Inc. (a)(e)	785,994	17,370
Ekornes AS	170,000	3,927
Enesco Group, Inc. (a)(e)	1,439,800	10,770
Helen of Troy Ltd. (a)(e)	2,980,900	95,270
Henry Boot PLC (e)	2,575,000	22,988
HTL International Holdings Ltd. (e)	15,006,000	13,106
Indesit Co. Spa	100,000	1,693
Japan General Estate Co. Ltd. (d)	100,000	1,212
Joint Corp. (d)	365,000	9,017
Kaufman & Broad SA	150,000	8,935
KB Home	950,000	103,218
Libbey, Inc. (e)	786,300	18,855
M/I Homes, Inc. (e)	1,750,000	99,400
McInerney Holdings PLC	75,000	676
Meritage Homes Corp. (a)(e)	1,394,400	90,148
Mohawk Industries, Inc. (a)	300,000	26,553
Nagawa Co. Ltd. (e)	1,000,000	8,068
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	14,109
P&F Industries, Inc. Class A (a)(e)	359,300	5,174
Persimmon PLC	2,900,393	39,276
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Redrow PLC	1,400,000	$ 10,362
Salton, Inc. (a)(d)(e)	952,200	4,361
Southern Energy Homes, Inc. (a)(e)	1,400,100	6,440
Stanley Furniture Co., Inc. (e)	600,000	27,894
Techtronic Industries Co. Ltd.	18,000,000	40,270
Toso Co. Ltd.	400,000	1,077
Tsann Kuen Enterprise Co. Ltd.	8,526,000	9,415
Wilson Bowden PLC	245,000	5,390
Yankee Candle Co., Inc. (a)	2,055,000	67,322
		2,215,262
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (d)	292,150	10,206
Insight Enterprises, Inc. (a)	1,210,078	23,415
N Brown Group PLC	2,000,000	5,217
		38,838
Leisure Equipment & Products - 0.6%
Action Performance Companies, Inc. (d)(e)	1,831,600	19,232
Aruze Corp. (d)	25,000	618
Asia Optical Co., Inc.	1,400,342	8,347
Beneteau SA (d)	65,000	5,422
Coastcast Corp. (a)(e)	763,200	1,801
Escalade, Inc.	32,608	443
JAKKS Pacific, Inc. (a)(e)	1,690,056	36,877
Johnson Health Tech Co. Ltd.	929,500	1,998
Jumbo SA	510,000	4,440
Marine Products Corp. (e)	2,569,560	65,087
Premier Image Technology Corp.	6,825,000	7,537
RC2 Corp. (a)	86,350	2,500
SCP Pool Corp.	900,000	26,748
Trigano SA	60,000	5,455
Vitec Group PLC	150,000	968
Zapf Creation AG	400,000	9,228
		196,701
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	270,000	7,060
Bloomsbury Publishing PLC	10,000	60
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	206
Chime Communications PLC (a)(e)	15,385,714	8,838
Chubu-Nippon Broadcasting Co. Ltd.	100,000	1,201
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cossette Communication Group, Inc. (sub. vtg.) (a)	289,000	$ 3,810
Highbury House Communications PLC	4,425,000	813
Johnston Press PLC	14,000,927	141,076
Lakes Entertainment, Inc. (a)(d)	639,677	9,115
Opinion Research Corp. (a)(e)	384,441	2,460
P4 Radio Hele Norge ASA (a)	450,000	1,485
PubliGroupe SA (Reg.)	8,000	2,490
Sondagsavisen AS (Reg.) (a)	375,000	1,931
Southern Cross Broadcasting Australia Ltd.	152,023	1,854
Trinity Mirror PLC	1,400,000	17,930
TVA Group, Inc. Class B (non-vtg.)	2,132,700	36,088
		236,417
Multiline Retail - 1.4%
Conn's, Inc. (a)	548,587	9,079
Daiwa Co. Ltd.	300,000	680
Don Quijote Co. Ltd. (d)	35,000	1,918
Gifi	70,000	3,900
Harvey Norman Holdings Ltd. (d)	7,000,000	15,999
Merchant Retail Group PLC (e)	5,900,000	19,057
Next PLC (e)	14,300,000	423,111
Thanks Japan Corp.	235,000	1,481
		475,225
Specialty Retail - 4.1%
ARB Corp. Ltd.	300,000	872
AutoZone, Inc. (a)	955,400	85,269
Beter Bed Holding NV	45,000	1,062
BMTC Group, Inc. Class A (sub. vtg.)	3,200,000	33,391
Bricorama SA	30,000	2,063
Brookstone Co., Inc. (a)	555,112	8,327
Camaieu SA (d)	10,000	1,182
Charlotte Russe Holding, Inc. (a)(e)	2,159,087	23,145
Claire's Stores, Inc.	438,600	9,048
Clas Ohlson AB (B Shares)	40,000	687
Clinton Cards PLC	7,300,000	15,055
Electronics Boutique Holding Corp. (a)	253,000	8,878
Finlay Enterprises, Inc. (a)(e)	988,722	16,571
Footstar, Inc. (a)(e)	2,016,000	8,568
French Connection Group PLC (e)	5,775,000	32,412
Friedmans, Inc. Class A (a)(e)	2,007,700	2,349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Genesco, Inc. (a)(e)	2,164,300	$ 62,635
Glentel, Inc. (a)	90,200	531
Group 1 Automotive, Inc. (a)(e)	2,014,800	58,973
Hot Topic, Inc. (a)(e)	3,300,100	63,956
JB Hi-Fi Ltd.	100,000	293
JJB Sports PLC	5,918,052	23,936
Jo-Ann Stores, Inc. (a)	29,400	806
John David Group PLC	1,385,093	6,483
Keiiyu Co. Ltd.	100,000	1,312
Komplett ASA (a)(e)	993,850	8,433
La Senza Corp. (sub. vtg.)	161,800	1,578
Le Chateau, Inc.:
Class A (sub. vtg.) (h)	102,100	1,833
Class A (sub. vtg.)	230,200	4,591
Lithia Motors, Inc. Class A (sub. vtg.)	1,292,600	35,133
Matalan PLC	8,000,000	34,918
Monro Muffler Brake, Inc. (a)(e)	809,013	20,986
Monsoon PLC (a)	4,209,100	23,584
Mothers Work, Inc. (a)(e)	521,042	7,753
Mr. Bricolage SA	347,261	9,347
OrotonGroup Ltd.	600,000	1,060
Osim International Ltd.	8,400,600	5,285
Ottakar's PLC	250,000	1,314
Pacific Sunwear of California, Inc. (a)(e)	4,603,000	112,727
Payless ShoeSource, Inc. (a)	1,237,900	14,620
Peacock Group PLC	1,969,605	10,016
Pier 1 Imports, Inc.	1,250,000	22,138
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	18,572
Reg Vardy PLC	850,000	8,565
Regis Corp.	200,000	7,980
Rex Stores Corp. (a)(e)	1,400,000	20,384
RONA, Inc. (a)	50,000	1,819
Ross Stores, Inc. (e)	7,600,000	217,512
ScS Upholstery PLC (e)	2,061,000	13,140
Shoe Carnival, Inc. (a)	206,600	2,585
Signet Group PLC sponsored ADR	178,200	3,792
Sincere Watch Ltd.	426,000	195
Sonic Automotive, Inc. Class A (sub. vtg.)	2,928,000	68,398
Steiner Leisure Ltd. (a)(e)	1,725,000	53,508
Talbots, Inc.	10,000	271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TBC Corp. New (a)	490,924	$ 12,538
The Cato Corp. Class A (sub. vtg.)	1,935,844	58,850
The Children's Place Retail Stores, Inc. (a)(e)	1,400,000	53,116
TJX Companies, Inc.	4,297,000	107,597
Topps Tiles PLC	2,150,000	10,427
Wilsons Leather Experts, Inc. (a)(e)	2,051,412	6,359
		1,448,728
Textiles, Apparel & Luxury Goods - 2.6%
Adolfo Dominguez SA	40,000	946
Bijou Brigitte Modische Accessoires AG	30,000	4,530
Billabong International Ltd.	1,000,000	9,336
Cherokee, Inc. (e)	688,800	23,674
Dan River, Inc. Class A (a)	294,000	1
Danier Leather, Inc. (sub. vtg.)	415,200	3,399
Delta Apparel, Inc. (e)	404,000	11,292
Fab Industries, Inc. (e)	521,100	2,189
Folli Follie SA	425,000	13,151
Fossil, Inc. (a)(e)	6,750,000	188,325
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	2,595,400	94,940
Hampshire Group Ltd. (a)(e)	472,300	16,993
Handsome Co. Ltd.	1,491,230	13,903
JLM Couture, Inc. (a)(e)	197,100	676
Jones Apparel Group, Inc.	2,650,000	89,120
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,204,100	32,137
Liz Claiborne, Inc.	2,599,200	109,010
Marimekko Oyj	200,000	3,952
Movado Group, Inc.	710,900	12,960
New Wave Group AB (B Shares) (d)	50,000	966
Novel Denim Holdings Ltd. (a)(e)	943,800	1,104
Perry Ellis International, Inc. (a)	369,536	7,797
Polo Ralph Lauren Corp. Class A	1,000,000	38,950
Quiksilver, Inc. (a)(e)	4,000,000	119,480
Steven Madden Ltd. (a)(e)	1,310,600	25,164
Tandy Brands Accessories, Inc. (e)	534,900	7,777
Ted Baker PLC	225,000	2,151
Tommy Hilfiger Corp. (a)(e)	9,044,150	88,814
Van de Velde	30,000	4,888
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Velcro Industries NV	268,400	$ 3,597
Workman Co. Ltd.	5,000	109
		931,331
TOTAL CONSUMER DISCRETIONARY		7,888,366
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Baron de Ley SA (a)	210,000	10,401
Belhaven Group PLC (e)	1,500,279	13,323
C&C Group PLC	3,750,000	15,836
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,900,000	358,248
Hansen Natural Corp. (a)(e)	852,675	34,874
National Beverage Corp.	199,600	1,743
Pepsi Bottling Group, Inc.	10,000	274
		434,699
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)(e)	7,006,000	200,442
Central European Distribution Corp. (a)	210,200	6,905
CVS Corp.	5,400,500	250,313
Fresh Brands, Inc. (a)(e)	510,700	3,779
Green Cross Coa Co. Ltd.	5,000	154
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,000,000	28,508
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	196,947
Ministop Co. Ltd.	200,000	3,549
Ozeki Co. Ltd.	434,600	11,366
President Chain Store Corp.	4,498,600	7,198
Safeway, Inc. (a)(e)	25,477,100	480,243
Shoei Foods Corp.	300,000	1,789
Sligro Food Group NV	675,000	34,303
Sundrug Co. Ltd.	450,000	15,850
Tsuruha Co. Ltd. (d)	55,000	1,736
Village Super Market, Inc. Class A	55,678	2,199
Yaoko Co. Ltd.	60,300	1,150
		1,246,431
Food Products - 1.5%
American Italian Pasta Co. Class A (d)(e)	1,272,700	34,490
Barry Callebaut AG (a)	8,000	1,916
Cagle's, Inc. Class A (a)(e)	474,000	6,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Coolbrands International, Inc. Class A (sub. vtg) (a)	10,000	$ 62
Cranswick PLC	225,032	2,378
Dean Foods Co. (a)	600,000	21,138
Fresh Del Monte Produce, Inc. (e)	5,294,400	169,050
Gaban Co. Ltd.	27,000	205
Greggs PLC	182,000	13,728
IAWS Group PLC (Ireland)	3,883,000	61,492
Industrias Bachoco SA de CV sponsored ADR	2,515,000	32,720
Interstate Bakeries Corp. (a)(e)	2,848,716	16,807
Kadoya Sesame Mills, Inc.	10,000	133
Kerry Group PLC Class A	1,300,000	30,669
Kleeneze PLC	2,000,000	6,366
Monterey Gourmet Foods, Inc. (a)(e)	1,408,700	5,057
People's Food Holdings Ltd.	11,000,000	9,742
Richmond Foods PLC	109,900	1,309
Robert Wiseman Dairies PLC	189,709	891
Samyang Genex Co. Ltd.	129,540	5,111
Saputo, Inc.	2,606,000	76,686
Select Harvests Ltd.	64,318	492
Singapore Food Industries Ltd.	1,600,000	1,016
Sunjin Co. Ltd. (e)	219,400	6,038
United Food Holdings Ltd.	22,400,000	4,583
Want Want Holdings Ltd.	15,250,000	14,411
Yonkyu Co. Ltd.	10,000	126
		523,442
Household Products - 0.0%
Rayovac Corp. (a)	111,900	4,204
Personal Products - 0.2%
DSG International Ltd. (a)(e)	474,900	2,037
Herbalife Ltd.	250,000	4,013
Inter Parfums, Inc. (d)	355,000	5,325
Nature's Sunshine Products, Inc.	609,477	12,220
NBTY, Inc. (a)	1,395,600	38,212
Sarantis SA (Reg.)	35,000	261
		62,068
Tobacco - 0.5%
DIMON, Inc. (e)	2,590,300	17,070
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Loews Corp. - Carolina Group	4,100,000	$ 128,699
Standard Commercial Corp. (e)	1,355,000	26,084
		171,853
TOTAL CONSUMER STAPLES		2,442,697
ENERGY - 5.5%
Energy Equipment & Services - 1.5%
AKITA Drilling Ltd. Class A (non-vtg.)	888,500	19,473
Bolt Technology Corp. (a)(e)	541,200	3,334
Calfrac Well Services Ltd. (a)	100,000	4,387
CCS Income Trust (d)	1,000,000	37,267
CHC Helicopter Corp. Class A (sub. vtg.)	200,500	8,567
Collicutt Energy Services Ltd. (a)	259,200	512
Enerflex Systems Ltd.	513,000	10,313
Ensign Resource Service Group, Inc.	1,570,000	33,726
Farstad Shipping ASA (a)(e)	2,500,000	30,444
Fugro NV (Certificaten Van Aandelen)	700,000	61,996
Gulf Island Fabrication, Inc. (e)	962,245	21,458
Independent Oil Tools ASA (a)	1,100,000	380
Lufkin Industries, Inc. (e)	604,312	24,348
Maverick Tube Corp. (a)	100,000	3,406
NQL Drilling Tools, Inc. Class A (a)(e)	3,003,440	3,630
Offshore Logistics, Inc. (a)(e)	2,024,000	64,586
Oil States International, Inc. (a)(e)	3,183,100	60,638
Pason Systems, Inc. (e)	1,240,800	38,502
Petroleum Helicopters, Inc. (a)(e)	283,400	7,312
Petroleum Helicopters, Inc. (non-vtg.) (a)	279,185	7,192
ProSafe ASA (e)	2,010,000	58,587
Saipem Spa	150,000	1,896
Solstad Offshore ASA (a)	1,310,300	15,442
Total Energy Services Ltd. (a)(e)	2,748,000	19,286
Wenzel Downhole Tools Ltd. (a)	896,400	481
		537,163
Oil & Gas - 4.0%
Adams Resources & Energy, Inc. (e)	421,800	8,976
AO Tatneft sponsored ADR	675,000	21,526
Atlas America, Inc. (d)	463,200	15,911
Beach Petroleum Ltd.	1,002,313	365
Castle Energy Corp. (e)	1,167,000	13,024
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Chaparral Resources, Inc. (a)	77,600	$ 128
Chesapeake Energy Corp.	3,330,100	58,510
China Petroleum & Chemical Corp. (H Shares)	9,000,000	3,613
CNPC (Hong Kong) Ltd.	25,000,000	3,750
Det Norske Oljeselskap ASA (DNO)	1,500,000	7,283
Encore Acquisition Co. (a)	550,000	20,515
ENI Spa	1,250,000	30,550
Euronav NV	551,250	13,939
Frontline Ltd. (d)	205,000	10,211
General Maritime Corp. (a)	550,000	25,245
Giant Industries, Inc. (a)	219,100	6,393
Hankook Shell Oil Co. Ltd. (e)	77,730	2,930
Holly Corp.	799,200	24,184
Hunting PLC	175,663	691
Husky Energy, Inc.	400,000	10,772
KCS Energy, Inc. (a)(e)	3,499,600	50,919
KyungDong City Gas Co. Ltd.	140,000	2,400
Michang Oil Industrial Co. Ltd. (e)	173,900	2,677
Motonic Corp.	78,310	1,182
National Energy Group, Inc. (a)	498,771	1,172
Nissin Shoji Co. Ltd.	250,000	1,616
Oil Search Ltd.	30,000,463	46,486
Panhandle Royalty Co. Class A	61,100	1,393
Pe Ben Oilfield Services Ltd. (a)(e)	336,150	1,761
PetroKazakhstan, Inc. (f)	745,900	26,854
PetroKazakhstan, Inc. Class A	575,000	20,701
Petroleo Brasileiro SA Petrobras sponsored ADR	10,000,000	406,500
Petroleum Development Corp. (a)(e)	1,112,700	42,839
Repsol YPF SA sponsored ADR	1,000,000	25,580
Ship Finance International Ltd. (d)	552,883	12,584
Statoil ASA sponsored ADR (d)	500,400	7,666
Swift Energy Co. (a)(e)	1,698,700	51,420
Tap Oil Nl (a)	5,800,000	7,459
Teekay Shipping Corp. (e)	4,200,000	186,354
Tesoro Petroleum Corp. (a)	2,639,800	84,051
Thunder Energy, Inc. (a)	325,000	2,208
Top Tankers, Inc.	589,200	9,952
Tsakos Energy Navigation Ltd.	376,700	13,542
Vintage Petroleum, Inc.	2,500,000	60,525
Vostok Nafta Investment Ltd. unit (a)	50,000	894
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
World Fuel Services Corp. (e)	1,216,106	$ 61,632
YUKOS Corp. sponsored ADR	425,000	910
		1,409,793
TOTAL ENERGY		1,946,956
FINANCIALS - 14.6%
Capital Markets - 0.1%
Binck NV (a)	250,000	1,039
Kas-Bank NV (Certificaten Van Aandelen)	195,000	4,250
MFC Bancorp Ltd. (a)(e)	763,800	13,672
Norvestia Oyj:
(B Shares)	450,000	3,695
(B Shares) New (a)	225,000	1,830
Van der Moolen Holding NV sponsored ADR (a)(d)	1,428,500	10,142
		34,628
Commercial Banks - 3.4%
Anglo Irish Bank Corp. PLC	7,350,360	179,155
Bank of the Ozarks, Inc. (d)(e)	1,500,000	50,535
BOK Financial Corp.	1,302,462	54,847
Cascade Bancorp	412,178	8,029
Cascade Financial Corp.	34,901	687
Cathay General Bancorp	2,400,000	87,192
City National Corp.	900,300	62,832
First Bancorp, Puerto Rico (e)	3,921,900	212,136
Great Southern Bancorp, Inc.	297,119	10,842
Hanmi Financial Corp.	822,776	29,233
International Bancshares Corp.	1,429,512	54,736
Jyske Bank AS (Reg.) (a)	1,072,900	38,337
Laurentian Bank of Canada	244,500	4,649
London Scottish Bank PLC	3,100,000	7,590
Merrill Merchants Bancshares, Inc.	2,533	57
Northern Empire Bancshares	57,615	1,296
Northrim Bancorp, Inc.	69,805	1,662
OKO Bank (A Shares)	2,000,000	29,431
Old Second Bancorp, Inc.	37,800	1,198
Oriental Financial Group, Inc.	1,159,776	32,706
OTP Bank Rt.	125,000	4,045
OTP Bank Rt. unit	200,000	12,900
Popular, Inc.	4,400,000	117,392
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Prosperity Bancshares, Inc.	476,880	$ 13,248
Ringerikes Sparebank (e)	49,950	1,248
Ringkjoebing Bank (Reg.)	80,000	7,230
S.Y. Bancorp, Inc. (e)	791,100	19,224
Smithtown Bancorp, Inc.	26,142	773
Southwest Bancorp, Inc., Oklahoma (e)	1,011,929	22,273
Sparebanken More (primary capital certificate) (d)	95,000	4,165
Sparebanken Rana (a)(e)	50,750	977
Sparebanken Rogaland (primary capital certificate) (a)	120,000	6,807
Sterling Bancorp, New York (e)	1,818,492	49,372
Sterling Bancshares, Inc.	672,200	9,875
Sydbank AS	203,460	41,553
		1,178,232
Consumer Finance - 2.2%
ACE Cash Express, Inc. (a)(e)	1,188,400	31,374
Aeon Credit Service (Asia) Co. Ltd.	15,500,000	10,830
Cattles PLC (e)	21,500,000	157,923
JCG Holdings Ltd.	25,000,000	24,680
MBNA Corp.	20,000,000	531,600
Nicholas Financial, Inc. (e)	439,100	7,276
		763,683
Diversified Financial Services - 0.0%
California First National Bancorp	62,879	780
Daiko Clearing Services Co. Ltd. (a)	100,000	772
Newship Ltd. (a)(e)	2,500	725
		2,277
Insurance - 4.9%
Arthur J. Gallagher & Co.	347,800	10,312
Assurant, Inc.	5,000,000	162,650
Axis Capital Holdings Ltd.	6,546,400	179,110
Direct General Corp.	389,000	7,294
Endurance Specialty Holdings Ltd.	907,700	31,225
Fidelity National Financial, Inc.	1,260,000	55,213
Financial Industries Corp. (a)(e)	1,302,480	10,290
Genworth Financial, Inc. Class A	6,600,000	175,098
Hilb Rogal & Hobbs Co.	512,300	18,217
Investors Title Co.	1,599	58
IPC Holdings Ltd. (e)	3,500,000	147,735
Montpelier Re Holdings Ltd.	600,000	22,470
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
National Interstate Corp.	228,300	$ 3,550
National Western Life Insurance Co. Class A (a)(e)	241,927	41,890
Nationwide Financial Services, Inc. Class A (sub. vtg.)	4,000,000	147,800
Philadelphia Consolidated Holding Corp. (a)(e)	1,253,900	84,099
Protective Life Corp.	2,146,600	88,354
PXRE Group Ltd. (e)	1,779,600	46,181
RenaissanceRe Holdings Ltd.	3,362,957	168,854
Specialty Underwriters' Alliance, Inc.	111,500	1,089
Standard Management Corp. (a)	358,500	1,179
UICI	1,369,100	42,333
Universal American Financial Corp. (a)	513,100	7,820
UnumProvident Corp. (e)	15,500,000	266,135
UnumProvident Corp. unit	720,000	21,062
		1,740,018
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	1,000,000	35,900
Central Equity Ltd.	25,000	39
Equity Residential (SBI)	220,100	6,942
Sjaelso Gruppen AS	25,000	2,859
Tejon Ranch Co. (a)(e)	980,300	42,408
United Mobile Homes, Inc.	74,600	1,165
VastNed Offices/Industrial NV	75,000	2,199
		91,512
Thrifts & Mortgage Finance - 3.7%
Coastal Financial Corp.	319,974	5,344
Commercial Capital Bancorp, Inc.	1,350,603	26,863
Doral Financial Corp. (e)	6,600,000	285,450
Farmer Mac Class C (non-vtg.)	251,000	5,424
First Mutual Bancshares, Inc. (e)	526,287	13,683
First Niagara Financial Group, Inc.	66,501	908
Flushing Financial Corp.	13,700	248
Fremont General Corp. (e)	4,149,200	101,614
Harbor Florida Bancshares, Inc.	703,173	23,908
HMN Financial, Inc.	42,200	1,382
Home Capital Group, Inc.	1,600,000	42,545
Kensington Group PLC	550,000	5,086
New York Community Bancorp, Inc.	3,627,900	64,685
North Central Bancshares, Inc. (e)	154,600	6,306
Northern Rock PLC	8,000,000	118,052
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Paragon Group of Companies PLC	2,100,000	$ 16,879
R&G Financial Corp. Class B	525,800	19,386
Radian Group, Inc.	2,300,000	110,262
Severn Bancorp, Inc.	158,912	3,355
The PMI Group, Inc. (e)	8,925,000	354,947
W Holding Co., Inc. (e)	8,308,823	108,347
Washington Savings Bank Fsb	134,850	2,110
		1,316,784
TOTAL FINANCIALS		5,127,134
HEALTH CARE - 11.1%
Biotechnology - 0.1%
Albany Molecular Research, Inc. (a)(e)	2,425,300	26,678
Embrex, Inc. (a)(e)	631,500	7,805
Vital BioTech Holdings Ltd.	5,000,000	176
		34,659
Health Care Equipment & Supplies - 1.9%
Cantel Medical Corp. (a)(d)(e)	770,550	18,940
Closure Medical Corp. (a)	183,900	3,649
Cochlear Ltd.	500,000	10,052
Compex Technologies, Inc. (a)	40,000	188
Cooper Companies, Inc. (e)	2,525,812	193,730
Denka Seiken Co. Ltd.	20,000	620
Escalon Medical Corp. (a)(d)(e)	585,100	3,803
Exactech, Inc. (a)(e)	900,000	15,714
Golden Meditech Co. Ltd.	12,000,000	2,754
ICU Medical, Inc. (a)(d)(e)	1,124,426	29,617
Invacare Corp. (e)	1,740,000	80,980
Japan Medical Dynamic Marketing, Inc.	100,000	1,033
Kensey Nash Corp. (a)(d)	505,300	16,316
Lumenis Ltd. (a)	14,651	39
Medical Action Industries, Inc. (a)(e)	1,025,500	18,951
Mentor Corp.	932,400	29,193
Merit Medical Systems, Inc. (a)(e)	2,009,000	28,488
Mesa Laboratories, Inc. (e)	231,500	2,669
Moulin International Holdings Ltd.	5,000,167	3,910
Nakanishi, Inc.	250,000	18,987
National Dentex Corp. (a)(e)	522,000	10,544
Nutraceutical International Corp. (a)	14,910	223
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)(e)	1,413,200	$ 56,500
Osteotech, Inc. (a)(e)	976,800	3,985
Pihsiang Machinery Manufacturing Co.	193,500	428
PolyMedica Corp. (e)	1,805,800	67,591
Theragenics Corp. (a)(e)	2,966,000	11,834
Utah Medical Products, Inc. (d)(e)	473,300	9,759
Young Innovations, Inc. (e)	684,071	23,929
		664,426
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	180,200	5,366
Air Methods Corp. (a)	29,600	220
American HomePatient, Inc. (a)(e)	1,470,000	4,631
AMERIGROUP Corp. (a)	2,106,100	86,582
AmSurg Corp. (a)	523,700	13,831
Bio-Reference Laboratories, Inc. (a)	456,300	6,484
CML Healthcare Income Fund	3,234,400	35,809
Community Health Systems, Inc. (a)	2,000,000	57,960
Corvel Corp. (a)(e)	1,094,000	24,615
Coventry Health Care, Inc. (a)	1,593,990	90,698
D & K Healthcare Resources, Inc. (e)	1,149,590	8,449
DaVita, Inc. (a)	1,687,300	70,799
Grupo Casa Saba SA de CV sponsored ADR (d)	192,400	3,463
Health Management Associates, Inc. Class A (e)	24,398,000	538,708
Health Net, Inc. (a)	900,000	26,181
HealthTronics Surgical Services, Inc. (a)	875,739	8,889
Hokuyaku, Inc.	350,000	2,060
Horizon Health Corp. (a)(e)	674,400	20,535
ICON PLC sponsored ADR (a)	830,000	29,150
IMPATH, Inc. (a)(e)	1,665,000	7,193
LifePoint Hospitals, Inc. (a)	1,250,040	47,252
Lincare Holdings, Inc. (a)(e)	9,431,423	391,404
Medco Health Solutions, Inc. (a)	2,800,000	119,196
Molina Healthcare, Inc. (a)	900,000	44,757
National Healthcare Corp. (e)	976,500	31,971
Odyssey Healthcare, Inc. (a)(e)	1,882,100	21,889
Omnicare, Inc.	2,000,000	61,500
OPG Groep NV (A Shares)	63,000	3,691
Option Care, Inc. (d)	1,015,900	17,565
PacifiCare Health Systems, Inc. (a)(e)	6,985,800	429,836
Per-Se Technologies, Inc. (a)	473,900	6,919
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
PRA International	48,400	$ 1,172
Priority Healthcare Corp. Class B (a)	660,800	15,238
Radiologix, Inc. (a)	525,800	2,350
Ramsay Health Care Ltd.	800,000	4,506
RehabCare Group, Inc. (a)(e)	980,000	26,480
Renal Care Group, Inc. (a)(e)	7,350,000	280,476
ResCare, Inc. (a)	1,051,024	16,722
Rhoen-Klinikum AG	140,000	9,252
U.S. Physical Therapy, Inc. (a)	306,400	4,464
United America Healthcare Corp. (a)	10,000	60
United Drug PLC:
(Ireland)	2,664,895	12,852
(United Kingdom)	887,431	4,429
Universal Health Services, Inc. Class B	2,400,000	103,296
		2,698,900
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	421,700	6,347
Aspen Pharmacare Holdings PLC	50,000	187
Boiron SA	20,000	610
Dong-A Pharmaceutical Co. Ltd. (e)	603,403	17,282
Far East Pharmaceutical Technology Co. Ltd.	13,000,000	113
Fornix Biosciences NV	60,000	1,181
Il Dong Pharmaceutical Co. Ltd. (e)	209,910	3,037
KV Pharmaceutical Co. Class A (a)	597,000	12,268
Merck & Co., Inc.	7,500,000	210,375
Nichi-iko Pharmaceutical Co. Ltd. (d)	333,000	3,040
Pfizer, Inc.	10,000,000	241,600
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	923
Torii Pharmaceutical Co. Ltd.	107,600	2,440
Whanin Pharmaceutical Co. Ltd.	280,000	1,915
		501,318
TOTAL HEALTH CARE		3,899,303
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.8%
AAR Corp. (a)(e)	2,580,600	30,064
Astronics Corp. (a)(e)	604,800	3,072
Astronics Corp. Class B (a)(e)	203,193	1,016
CAE, Inc. (e)	16,750,100	66,944
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
CAE, Inc. (e)(f)	1,650,000	$ 6,594
Cobham PLC	900,000	22,646
Ducommun, Inc. (a)(e)	956,000	20,086
Magellan Aerospace Corp. (a)	2,000,000	4,786
Moog, Inc. Class A (a)	1,009,550	43,905
Pemco Aviation Group, Inc. (a)(e)	245,280	6,279
Radstone Technology PLC	175,000	946
The Allied Defense Group, Inc. (a)(e)	503,788	11,285
Triumph Group, Inc. (a)(e)	1,002,800	35,549
United Defense Industries, Inc.	800,000	38,344
		291,516
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(e)	684,200	2,463
Baltrans Holdings Ltd.	6,000,000	2,308
Chuo Warehouse Co. Ltd.	166,000	1,921
Frans Maas Groep NV (Certificaten Van Aandelen) (e)	300,000	12,513
		19,205
Airlines - 0.3%
America West Holding Corp. Class B (a)(d)(e)	2,744,000	13,747
ExpressJet Holdings, Inc. Class A (a)(e)	3,351,106	36,963
MAIR Holdings, Inc. (a)(e)	2,013,626	18,505
Midwest Air Group, Inc. (a)	1,551,700	4,329
Pinnacle Airlines Corp. (a)	188,405	2,270
Republic Airways Holdings, Inc.	419,800	5,264
Ryanair Holdings PLC sponsored ADR (a)	450,000	21,074
World Air Holdings, Inc. (a)	661,700	4,837
		106,989
Building Products - 1.1%
Aaon, Inc. (a)	474,057	6,864
American Woodmark Corp.	305,600	12,676
Ameron International Corp.	210,200	7,607
Beltecno Corp.	125,000	481
Dynasty Ceramic PCL	500,000	218
Insteel Industries, Inc. (a)(e)	926,998	13,571
Kingspan Group PLC (Ireland)	4,800,000	46,985
Kondotec, Inc.	275,000	2,256
Maezawa Kasei Industries Co. Ltd.	337,200	6,410
NCI Building Systems, Inc. (a)(e)	1,850,000	70,208
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - continued
Patrick Industries, Inc. (a)(e)	273,280	$ 2,746
Permasteelisa Spa	395,000	7,178
Quixote Corp. (e)	521,727	10,429
Royal Group Technologies Ltd. (sub. vtg.) (a)	6,375,800	57,282
Toami Corp. (e)	350,000	4,864
Universal Forest Products, Inc.	140,004	5,478
USG Corp. (a)(d)(e)	4,302,800	138,120
		393,373
Commercial Services & Supplies - 1.3%
AJIS Co. Ltd.	15,000	292
Caldwell Partners International, Inc. Class A (non-vtg.)	187,700	272
Career Education Corp. (a)	3,160,100	127,320
Compudyne Corp. (a)(d)(e)	762,127	5,335
Corinthian Colleges, Inc. (a)(e)	7,146,893	137,435
Education Management Corp. (a)	50,000	1,597
GFK AG	60,000	2,268
Hoan Kogyo Co. Ltd.	500,000	1,366
Johnan Academic Preparatory Institute, Inc.	85,000	472
Kyoshin Co. Ltd.	65,000	866
MacDonald Dettwiler & Associates Ltd. (a)	345,000	6,922
Meiko Network Japan Co. Ltd.	40,000	729
Mitie Group PLC	5,000,000	15,773
New Horizons Worldwide, Inc. (a)	463,700	2,007
Nippon Filing Co. Ltd.	100,000	384
On Assignment, Inc. (a)(e)	2,529,006	13,910
Penna Consulting PLC (a)	790,000	2,105
PHS Group PLC	278,000	461
RCM Technologies, Inc. (a)(e)	1,135,063	5,221
Refac (a)	75,900	315
RemedyTemp, Inc. Class A (a)(e)	854,600	9,170
Roto Smeets de Boer NV (e)	300,000	14,663
Samas Groep NV (Certificaten Van Aandelen) (a)	187,218	1,425
Shingakukai Co. Ltd.	200,000	1,637
Shuei Yobiko Co. Ltd.	75,000	1,958
SOURCECORP, Inc. (a)(e)	1,576,743	28,381
Spherion Corp. (a)(e)	5,854,800	45,667
Tanabe Management Consulting Co.	200,000	1,309
Transcontinental, Inc. Class A	546,900	10,136
Up, Inc. (e)	550,000	3,609
Wao Corp. (e)	438,000	1,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Wesco, Inc.	300,000	$ 1,190
Wyndeham Press Group PLC (e)	4,000,000	10,924
		456,493
Construction & Engineering - 2.3%
Abengoa SA	25,000	269
Actividades de Construccion y Servicios SA (ACS) (d)	2,800,000	70,180
AM NV	511,113	5,356
Aoki Marine Co. Ltd.	126,000	312
Arcadis NV	415,000	7,573
Chicago Bridge & Iron Co. NV (NY Shares)	119,540	4,519
Chodai Co. Ltd.	200,000	778
EMCOR Group, Inc. (a)(e)	1,467,872	63,060
Heijmans NV (e)	2,093,510	74,984
Hibiya Engineering Ltd.	1,500,000	12,492
Imtech NV	800,000	27,111
Jacobs Engineering Group, Inc. (a)	2,650,000	134,594
Japan Engineering Consultants Co. Ltd.	300,000	738
Japan Steel Tower Co. Ltd.	400,000	1,641
Kaneshita Construction Co. Ltd.	815,000	5,505
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	513
Keller Group PLC	100,000	539
Kier Group PLC	500,000	7,665
Komai Tekko, Inc.	100,000	317
Koninklijke BAM Groep NV (e)	1,325,000	68,493
Kyeryong Construction Industrial Co. Ltd.	215,000	3,770
Matsui Construction Co. Ltd.	400,000	1,926
Matsuo Bridge Co. Ltd. (a)(d)	500,000	1,071
Sanshin Corp. (a)	229,000	351
Sanyo Engineering & Construction, Inc.	1,000,000	4,507
Shaw Group, Inc. (a)(d)(e)	5,977,500	100,482
Shinsegae Engineering & Construction Co. Ltd. (e)	305,720	5,331
ShoLodge, Inc. (a)(e)	428,300	1,572
Stantec, Inc. (a)(e)	1,840,200	36,565
Tae Young Corp.	10,000	414
Taihei Dengyo Kaisha Ltd.	100,000	592
Takada Kiko Co. Ltd. (a)	700,000	4,121
Takigami Steel Construction Co. Ltd.	300,000	2,171
Technical Olympic SA (Reg.)	5,000,850	29,592
URS Corp. (a)(e)	4,348,900	122,682
Yokogawa Bridge Corp. (d)	950,000	6,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Yokogawa Construction Co. Ltd.	300,000	$ 1,190
Yurtec Corp.	1,150,000	6,448
		816,153
Electrical Equipment - 1.1%
Acbel Polytech, Inc.	500,000	455
Acuity Brands, Inc.	2,212,300	60,772
Aichi Electric Co. Ltd.	900,000	1,563
AZZ, Inc. (a)(e)	534,300	8,672
BTU International, Inc. (a)(e)	578,900	1,708
BYD Co. Ltd. (H Shares)	2,000,000	6,090
C&D Technologies, Inc. (e)	1,668,200	25,340
Channell Commercial Corp. (a)(e)	907,404	6,352
Chase Corp. (e)	404,700	6,572
Deswell Industries, Inc. (e)	728,848	16,508
Draka Holding NV (e)	3,332,396	51,253
General Cable Corp. (a)(e)	3,817,000	46,071
Genlyte Group, Inc. (a)(e)	1,325,000	106,013
Koito Industries Ltd.	800,000	3,513
Korea Electric Terminal Co. Ltd. (e)	610,000	10,726
Kyosan Electric Manufacturing Co. Ltd.	200,000	670
Nexans SA	425,000	18,446
Power Logics Co. Ltd.	525,000	7,263
Seoul Semiconductor Co. Ltd.	30,000	561
TB Wood's Corp. (e)	417,200	2,482
Volex Group PLC (a)	500,000	843
		381,873
Industrial Conglomerates - 0.7%
Aalberts Industries NV	143,414	6,524
DCC PLC (Ireland) (e)	8,362,200	188,994
Mega First Corp. BHD	713,000	170
Teleflex, Inc.	875,000	44,406
		240,094
Machinery - 1.2%
Ampco-Pittsburgh Corp.	376,700	5,138
Cascade Corp. (e)	1,208,100	44,216
China Fire Safety Enterprise Group Holdings Ltd.	1,000,000	79
Collins Industries, Inc.	231,400	1,122
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,489,577	13,451
Denyo Co. Ltd.	250,000	1,990
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Domnick Hunter Group PLC	370,000	$ 2,965
First Engineering Ltd.	750,000	609
FKI PLC	3,500,000	8,306
Foremost Industries Income Fund (e)	526,600	11,923
Gardner Denver, Inc. (a)	581,625	22,020
Gehl Co. (a)(e)	635,000	15,685
Graham Corp.	32,500	503
Hardinge, Inc. (e)	883,262	12,145
Interpump Group Spa	150,000	868
JLG Industries, Inc.	823,900	14,509
Krones AG	10,000	1,176
Met-Pro Corp.	281,066	3,623
Mueller Industries, Inc.	465,800	14,766
NACCO Industries, Inc. Class A	300,000	29,985
Pfeiffer Vacuum Technology AG sponsored ADR (d)	170,000	7,990
Quipp, Inc. (a)(e)	141,500	1,726
Robbins & Myers, Inc.	356,300	8,002
Samyoung Corp. (a)	170,000	1,731
Sansei Yusoki Co. Ltd. (d)	767,500	8,295
Seksun Corp. Ltd. (e)	26,539,000	6,565
Supreme Industries, Inc. Class A	468,750	2,977
The Weir Group PLC	350,000	2,159
Trifast PLC (e)	7,142,858	10,426
Trinity Industries, Inc. (d)(e)	4,350,000	131,588
Twin Disc, Inc. (e)	285,900	7,719
Velan, Inc. (sub. vtg.)	421,900	4,508
Wolverine Tube, Inc. (a)(e)	1,476,481	17,290
		416,055
Marine - 0.1%
Chuan Hup Holdings Ltd.	2,250,000	928
Compagnie Maritime Belge SA (CMB)	450,000	13,056
Det Forenede Dampskibs-Selskab (DFDS) AS	25,000	1,362
Golden Ocean Group Ltd. (a)	615,000	362
Ocean Wilsons Holdings Ltd.	450,000	2,382
Tokyo Kisen Co. Ltd. (e)	600,000	3,526
		21,616
Road & Rail - 0.6%
Arkansas Best Corp.	211,751	8,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Daiwa Logistics Co. Ltd.	400,000	$ 3,474
Dongyang Express & Construction Corp.	15,000	289
DSV de Sammensluttede Vognmaend AS (d)	25,000	1,784
Hutech Norin Co. Ltd.	70,000	1,067
Japan Logistic Systems Corp.	300,000	863
Marten Transport Ltd. (a)(e)	953,838	22,596
Overnite Corp. (e)	1,667,565	51,494
P.A.M. Transportation Services, Inc. (a)(e)	1,095,087	19,931
Sakai Moving Service Co. Ltd.	215,000	3,984
SCS Transportation, Inc. (a)	657,722	15,404
Trancom Co. Ltd.	300,000	6,297
US 1 Industries, Inc. (a)	50,000	53
USF Corp. (e)	2,549,466	84,030
Vitran Corp., Inc. (a)	48,500	719
		220,491
Trading Companies & Distributors - 0.4%
Bergman & Beving AB (B Shares)	100,000	1,026
BlueLinx Corp.	300,000	4,107
Brammer PLC	2,027,660	5,900
Eriks Group NV (Certificaten Van Aandelen)	25,000	1,580
Fujitsu Devices, Inc.	65,000	790
Grafton Group PLC unit	4,463,017	54,506
Inaba Denki Sangyo Co. Ltd.	700,000	17,631
Mitani Sangyo Co. Ltd.	100,000	195
Nishio Rent All Co. Ltd.	375,000	4,958
Richelieu Hardware Ltd.	845,200	15,119
SIG PLC	1,350,000	15,332
UAP Holding Corp.	600,000	9,000
Uehara Sei Shoji Co. Ltd. (e)	1,250,000	7,238
Univar NV	100,000	2,860
Wakita & Co. Ltd.	750,000	6,593
		146,835
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,000,000	6,350
Meiko Transportation Co. Ltd.	500,000	4,174
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Sea Containers Ltd. Class A	400,000	$ 6,856
Vopak NV	210,000	4,908
		22,288
TOTAL INDUSTRIALS		3,532,981
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.7%
Aastra Technologies Ltd. (a)(e)	1,706,260	27,153
Applied Innovation, Inc. (a)(e)	1,013,280	3,749
Bel Fuse, Inc.:
Class A	408,563	11,076
Class B	47,300	1,570
Belden CDT, Inc.	1,978,000	40,173
Black Box Corp. (e)	1,981,025	92,177
Blonder Tongue Laboratories, Inc. (a)(e)	499,600	1,973
Champion Technology Holdings Ltd.	750,000	120
Champion Technology Holdings Ltd. warrants 2/17/05 (a)	145,310	0
ClearOne Communications, Inc. (a)(e)	812,165	3,167
Comba Telecom Systems Holdings Ltd.	2,950,000	1,295
Communications Systems, Inc. (e)	802,281	9,820
Ditech Communications Corp. (a)	10,000	133
ECI Telecom Ltd. (a)(e)	5,500,000	42,240
ECtel Ltd. (a)(e)	2,030,414	7,573
Gemtek Technology Corp.	650,649	1,694
Intracom SA (Reg.) (e)	6,895,000	38,644
Nera Telecommunications Ltd.	9,000,000	2,446
NETGEAR, Inc. (a)(d)	170,000	2,557
Optical Cable Corp. (a)(e)	561,000	2,827
Optical Communication Products, Inc. (a)	234,400	464
Sunrise Telecom, Inc.	558,600	1,715
Tellabs, Inc. (a)	19,300,000	137,416
Tollgrade Communications, Inc. (a)(e)	692,159	7,115
Twentsche Kabel Holding NV (e)	806,000	32,777
UTStarcom, Inc. (a)(d)(e)	8,098,850	133,064
Wavecom SA sponsored ADR (a)	621,100	4,087
		607,025
Computers & Peripherals - 0.9%
Adaptec, Inc. (a)	3,894,209	23,365
ASUSTeK Computer, Inc.	1,210,000	3,265
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Chicony Electronics Co. Ltd.	2,100,000	$ 1,785
Creative Technology Ltd.:
(Nasdaq)	300,000	4,116
(Singapore) (d)	350,000	4,746
Datapulse Technology Ltd.	3,550,000	499
Dataram Corp. (a)(e)	858,800	4,741
Electronics for Imaging, Inc. (a)(e)	5,032,447	85,552
High Tech Computer Corp.	90,000	455
InFocus Corp. (a)(e)	3,962,700	29,126
Jurong Technologies Industrial Corp. Ltd.	1,250,000	1,206
Logitech International SA sponsored ADR (a)	1,400,000	86,240
Neoware Systems, Inc. (a)	476,300	4,253
Overland Storage, Inc. (a)	442,063	6,507
Qualstar Corp. (a)(e)	1,260,803	5,497
SBS Technologies, Inc. (a)(e)	1,334,200	17,385
TPV Technology Ltd.	22,350,000	13,754
Unisteel Technology Ltd.	6,100,000	5,961
Western Digital Corp. (a)	554,000	5,967
		304,420
Electronic Equipment & Instruments - 3.2%
AddTech AB (B Shares)	275,000	2,124
CTS Corp. (e)	3,415,000	45,454
Daidensha Co. Ltd.	100,000	543
Delta Electronics, Inc.	14,500,000	23,655
Delta Electronics PCL (For. Reg.)	31,326,800	15,765
Electro Scientific Industries, Inc. (a)	387,800	6,852
Global Imaging Systems, Inc. (a)(e)	2,051,013	73,406
GTSI Corp. (a)	37,935	369
Hon Hai Precision Industries Co. Ltd.	43,300,956	190,185
Huan Hsin Holdings Ltd.	2,500,000	1,557
INTOPS Co. Ltd.	100,000	1,783
Kingboard Chemical Holdings Ltd.	31,800,000	71,144
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	1,529
Lagercrantz Group AB (B Shares)	175,000	486
M-Flex Electronix, Inc. (d)	447,500	7,294
MOCON, Inc. (e)	331,401	3,012
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	9,774
NU Horizons Electronics Corp. (a)	514,250	3,867
Orbotech Ltd. (a)(e)	3,212,085	67,133
PC Connection, Inc. (a)	334,302	2,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Perceptron, Inc. (a)(e)	857,723	$ 5,875
Perlos Oyj (d)	700,000	7,746
Planar Systems, Inc. (a)(e)	1,413,877	12,824
Rotork PLC	350,000	2,924
Roxboro Group PLC	232,275	1,483
Samsung SDI Co. Ltd.	50,000	5,455
ScanSource, Inc. (a)(e)	1,100,007	70,697
Scientific Technologies, Inc. (a)	157,600	646
Scribona AB (B Shares) (a)	219,502	502
SED International Holdings, Inc. (a)(e)	480,000	360
Sigmatron International, Inc. (a)(e)	371,000	4,422
Sinotronics Holdings Ltd.	12,496,000	1,426
Solectron Corp. (a)	32,371,000	160,884
Somera Communications, Inc. (a)(e)	4,558,716	6,063
Spectrum Control, Inc. (a)(e)	1,217,892	8,939
SYNNEX Corp. (a)	1,124,000	25,290
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	1,056
Tech Data Corp. (a)(e)	5,000,000	210,150
Technitrol, Inc. (a)	440,500	7,814
Tomen Electronics Corp.	10,000	569
TT electronics PLC (e)	10,700,000	39,146
Varitronix International Ltd.	11,201,940	10,987
Venture Corp. Ltd.	1,150,000	11,027
Winland Electronics, Inc. (a)(e)	240,600	955
Wireless Telecom Group, Inc. (e)	1,019,900	2,754
Ya Hsin Industrial Co. Ltd.	1,500,000	1,346
Zomax, Inc. (a)(e)	3,254,509	14,157
		1,144,137
Internet Software & Services - 0.1%
AsiaInfo Holdings, Inc. (a)	700,000	3,556
Bankrate, Inc. (a)	146,400	2,660
Freenet.de AG	10,000	240
iMergent, Inc. (a)	476,800	10,060
Internet Gold Golden Lines Ltd. (a)	852,100	4,448
Supportsoft, Inc. (a)	678,517	4,159
YP Corp.	1,940,800	2,057
		27,180
IT Services - 2.6%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	108,380
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	300,000	$ 1,946
Computer Sciences Corp. (a)	5,657,600	291,480
Convergys Corp. (a)	1,835,000	26,222
CSE Global Ltd.	7,881,000	2,768
CSG Systems International, Inc. (a)	2,450,048	44,395
Daitec Co. Ltd. (e)	1,110,400	9,376
Econocom Group SA	150,000	1,222
Emblaze Ltd. (a)	1,000,000	3,447
Fiserv, Inc. (a)	1,100,000	42,075
Indra Sistemas SA	1,500,000	25,670
infoUSA, Inc.	1,280,952	13,360
Lightbridge, Inc. (a)	260,872	1,555
Ordina NV	1,120,000	14,905
PinkRoccade NV (e)	1,250,000	23,152
Sabre Holdings Corp. Class A	4,561,000	96,237
Speedware Corp., Inc. (a)	250,000	778
StarTek, Inc.	50,000	1,250
SunGard Data Systems, Inc. (a)	3,029,200	81,455
Technology Solutions Co. (a)(e)	3,863,504	3,864
The BISYS Group, Inc. (a)(e)	9,209,000	141,542
		935,079
Semiconductors & Semiconductor Equipment - 1.1%
Axcelis Technologies, Inc. (a)	4,106,517	30,676
BE Semiconductor Industries NV (NY Shares) (a)	3,096,700	17,035
Cabot Microelectronics Corp. (a)	70,000	2,130
Catalyst Semiconductor, Inc. (a)(e)	1,521,785	7,852
Cohu, Inc.	840,000	14,171
Diodes, Inc. (a)	75,000	1,590
DSP Group, Inc. (a)	620,000	15,382
DuPont Photomasks, Inc. (a)(e)	1,341,400	35,641
Elan Microelectronics Corp.	2,250,000	1,256
ESS Technology, Inc. (a)(e)	3,956,700	23,938
Exar Corp. (a)	483,600	6,949
Intest Corp. (a)(e)	868,000	3,646
KEC Corp. (e)	745,000	15,023
Lattice Semiconductor Corp. (a)(e)	11,342,000	50,926
MediaTek, Inc.	4,487,684	26,328
Melexis NV (e)	2,900,000	34,926
Omnivision Technologies, Inc. (a)(d)	225,000	3,652
Pericom Semiconductor Corp. (a)(e)	2,585,074	21,689
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Realtek Semiconductor Corp.	14,877,667	$ 15,309
Reliability, Inc. (a)(e)	666,700	375
Silicon Laboratories, Inc. (a)	10,000	341
Siliconix, Inc. (a)	1,478,194	44,745
Taiwan Mask Corp.	5,250,000	2,602
Trio-Tech International (a)(e)	292,700	1,279
Ultra Clean Holdings, Inc.	387,631	2,345
		379,806
Software - 1.5%
Ansys, Inc. (a)(e)	2,869,972	92,700
Blackbaud, Inc.	78,500	1,050
Citect Corp. Ltd. (e)	4,225,000	3,077
Compuware Corp. (a)(e)	30,300,000	209,070
Dynamics Research Corp. (a)	90,963	1,506
EPIQ Systems, Inc. (a)(d)	479,710	7,009
Exact Holdings NV (e)	1,750,000	55,039
Fair, Isaac & Co., Inc.	302,400	10,448
Geac Computer Corp. Ltd. (a)	2,464,000	19,953
ICT Automatisering NV (d)(e)	638,301	10,899
Infomedia Ltd.	600,000	321
MetaSolv, Inc. (a)(e)	3,653,000	9,498
Netsmart Technologies, Inc. (a)(d)(e)	275,675	2,473
Opnet Technologies, Inc. (a)	158,591	1,294
ORC Software AB	200,000	1,559
Pegasystems, Inc. (a)	490,381	3,320
Pervasive Software, Inc. (a)(e)	1,982,026	8,027
Phoenix Technologies Ltd. (a)	572,488	4,631
Planit Holdings PLC	3,400,000	1,569
Reynolds & Reynolds Co. Class A	1,470,000	40,087
Springsoft, Inc.	5,715,806	12,014
Synopsys, Inc. (a)	635,000	10,795
TTI Team Telecom International Ltd. (a)(d)(e)	1,172,000	2,649
Unit 4 Agresso NV (a)	750,000	11,310
Visma ASA	100,000	1,237
		521,535
TOTAL INFORMATION TECHNOLOGY		3,919,182
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 6.5%
Chemicals - 1.5%
Aronkasei Co. Ltd.	790,000	$ 3,972
Bairnco Corp. (e)	676,573	8,004
CPAC, Inc. (e)	577,200	3,036
Dongbu Fine Chemical Co. Ltd.	135,080	1,494
Elementis PLC	700,000	501
Engelhard Corp.	1,127,600	33,884
Ferro Corp.	1,296,600	25,712
FMC Corp. (a)(e)	3,000,000	141,570
Hercules, Inc. (a)	4,526,000	65,672
Kemira GrowHow Oyj (d)	447,200	3,334
Kendrion NV (a)(d)	1,299,494	2,253
Korea Polyol Co. Ltd.	130,000	3,926
Miwon Commercial Co. Ltd.	3,460	118
Mosaic Co. (a)	98,400	1,624
Nihon Kagaku Sangyo Co. Ltd.	200,000	1,071
Octel Corp. (e)	1,381,800	28,285
OM Group, Inc. (a)(e)	2,750,000	89,155
Sensient Technologies Corp.	187,200	4,259
Solutia, Inc. (a)(e)	10,452,080	9,407
Spartech Corp.	936,100	21,736
Summa Industries, Inc. (e)	437,926	4,239
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,247
Victrex PLC	125,000	959
Yara International ASA (d)	7,000,000	82,493
		537,951
Construction Materials - 1.6%
Asahi Concrete Works Co. Ltd. (e)	1,051,000	6,319
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	9,296
Buzzi Unicem Spa	60,000	977
Cemex SA de CV sponsored ADR	1,775,472	66,545
Chosun Refractories Co.	118,000	3,023
Continental Materials Corp. (a)	21,900	613
Devcon International Corp. (a)	212,661	3,360
Eagle Materials, Inc. (e)	844,700	67,373
Lafarge North America, Inc. (e)	6,964,000	377,727
Monarch Cement Co.	10,300	229
Titan Cement Co. SA (Reg.)	210,000	6,766
		542,228
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Airspray NV	220,000	$ 5,305
British Polythene Industries PLC (e)	1,350,000	8,734
Caraustar Industries, Inc. (a)(e)	1,545,702	20,867
Myers Industries, Inc.	318,000	4,115
Nippon Steel Drum Co. Ltd.	100,000	405
Peak International Ltd. (a)(e)	1,375,700	5,475
RPC Group PLC	850,000	3,874
Silgan Holdings, Inc.	916,630	54,769
Starlite Holdings Ltd.	500,000	59
		103,603
Metals & Mining - 2.6%
A.M. Castle & Co. (a)	173,600	2,340
AK Steel Holding Corp. (a)	1,000,000	14,510
Algoma Steel, Inc. (a)	575,000	12,533
Blue Earth Refineries, Inc.	763,800	0
Centerra Gold, Inc.	110,000	1,821
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	73,033
Croesus Mining NL	2,000,000	868
Elkem AS	50,000	1,870
Equigold NL	2,950,000	3,543
Foundation Coal Holdings, Inc.	100,000	2,195
Gerdau SA sponsored ADR	2,460,000	41,451
Grupo Imsa SA de CV sponsored ADR	788,200	20,887
Hanil Iron & Steel Co.	55,000	825
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	2,100,000	17,073
Harris Steel Group, Inc. (d)(e)	1,750,000	28,907
Industrias Penoles SA de CV	3,680,900	19,306
Jubilee Mines NL	700,000	2,782
Korea Steel Shapes Co. Ltd.	35,960	816
Major Drilling Group International, Inc. (a)(e)	1,135,000	9,877
Metalrax Group PLC	2,800,000	4,298
Metals USA, Inc. (a)(e)	1,942,500	34,751
Mittal Steel Co. NV Class A (NY Shares) (a)(d)	1,750,000	63,665
Northwest Pipe Co. (a)(e)	664,300	15,100
Novicourt, Inc.	1,322,500	1,918
Olympic Steel, Inc. (a)(d)(e)	675,278	15,876
Oregon Steel Mills, Inc. (a)	1,056,574	25,242
POSCO sponsored ADR	4,500,000	202,500
Resolute Mining Ltd. (a)	700,000	732
Richmont Mines, Inc. (a)	600,000	2,417
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Roanoke Electric Steel Corp. (e)	1,101,931	$ 21,873
Ryerson Tull, Inc. (d)(e)	2,498,300	33,152
Samuel Manu-Tech, Inc.	213,600	2,083
Sherritt International Corp. (a)	5,648,200	44,374
Stillwater Mining Co. (a)	1,953,400	20,667
Titanium Metals Corp. (a)	358,300	10,713
Tohoku Steel Co. Ltd.	275,000	2,256
UK Coal PLC (e)	10,900,000	28,227
USEC, Inc. (e)	8,462,400	99,179
Webco Industries, Inc. (a)	107,800	722
Wheeling Pittsburgh Corp. (a)(e)	826,516	28,763
		913,145
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)(e)	3,744,000	48,148
Canfor Corp. (a)	500,000	6,265
Crown Van Gelder (CVG) (non-vtg.)	135,000	3,076
Gunns Ltd.	2,150,000	7,546
M-real Oyj (B Shares)	8,980,000	48,574
Noda Corp.	16,400	97
Norbord, Inc.	260,000	2,464
Sino-Forest Corp. (a)(e)	9,028,900	30,192
Sino-Forest Corp. (a)(e)(f)	4,500,000	15,048
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,250,000	18,288
		179,698
TOTAL MATERIALS		2,276,625
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	493,220	15,778
City Telecom (HK) Ltd. (CTI)	6,000,000	1,085
Hungarian Telephone & Cable Corp. (a)	222,700	2,984
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	15,563
Telecom Plus PLC	275,000	1,290
XETA Technologies, Inc. (a)(e)	974,969	3,071
		39,771
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	100,000	1,574
Cosmote Mobile Telecommunications SA	1,900,000	36,008
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Debitel AG	20,000	$ 327
Metro One Telecommunications, Inc. (a)(e)	2,469,785	3,310
MobileOne Ltd.	1,700,000	1,890
SK Telecom Co. Ltd. sponsored ADR (d)	2,750,000	54,890
Taiwan Cellular Co. Ltd.	8,000,000	8,282
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.) (a)(d)	335,000	3,300
Total Access Communication PCL (a)	3,500,000	12,880
Turkcell Iletisim Hizmet AS sponsored ADR (d)	800,111	14,338
		136,799
TOTAL TELECOMMUNICATION SERVICES		176,570
UTILITIES - 0.5%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)(d)	3,000,000	58,020
Black Hills Corp.	224,000	6,673
Korea Electric Power Corp. sponsored ADR (d)	5,400,000	74,574
Maine & Maritimes Corp. (e)	103,000	2,599
Sierra Pacific Resources (a)(d)	1,650,000	16,236
		158,102
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	5,004
Keiyo Gas Co. Ltd.	223,000	1,031
Otaki Gas Co. Ltd.	654,000	2,398
Shinnihon Gas Corp.	68,000	305
		8,738
TOTAL UTILITIES		166,840
TOTAL COMMON STOCKS (Cost $21,024,569)		31,376,654
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
SAES Getters Spa (Risp)	590,000	9,807
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	350,000	$ 4,318
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,271)		14,125
Investment Companies - 0.4%

iShares Russell 2000 Index Fund (d) (Cost $127,962)	1,098,400	136,465
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	500
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Mercer International, Inc. 8.5% 10/15/10 (f)	15,500	20,750
TOTAL CONVERTIBLE BONDS (Cost $16,078)		21,250
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 2.09% to 2.21% 2/17/05 to 3/10/05 (g) (Cost $23,954)	24,000	23,957
Money Market Funds - 11.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.31% (b)	3,474,291,702	$ 3,474,292
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	617,232,399	617,232
TOTAL MONEY MARKET FUNDS (Cost $4,091,524)		4,091,524
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $25,290,358)		35,663,975
NET OTHER ASSETS - (1.2)%		(438,215)
NET ASSETS - 100%		$ 35,225,760
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,275 Russell 1000 Mini Index Contracts	March 2005	$ 329,872	$ (9,671)
567 Russell 2000 Index Contracts	March 2005	177,287	(3,796)
TOTAL EQUITY INDEX CONTRACTS			(13,467)

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $69,246,000 or 0.2% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $23,957,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,833,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Le Chateau, Inc. Class A (sub. vtg.)	12/16/04	$ 1,884
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.6%
United Kingdom	5.3%
Canada	3.6%
Bermuda	2.1%
Ireland	2.1%
Netherlands	2.0%
Brazil	1.4%
Korea (South)	1.2%
Others (individually less than 1%)	6.7%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 26,796	$ 43	$ -	$ -	$ 30,064
Aastra Technologies Ltd.	23,747	-	-	-	27,153
Abbey PLC	34,410	-	-	491	38,634
ACE Cash Express, Inc.	23,712	4,578	-	-	31,374
Action Performance Companies, Inc.	19,781	-	-	183	19,232
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adams Resources & Energy, Inc.	$ 6,441	$ -	$ -	$ 127	$ 8,976
Advanced Marketing Services, Inc.	21,842	-	-	-	17,832
Agilysys, Inc.	29,456	-	32,275	23	-
AirNet Systems, Inc.	2,887	-	-	-	2,463
Albany Molecular Research, Inc.	18,378	8,513	-	-	26,678
Alpharma, Inc. Class A	52,868	-	45,000	123	-
America West Holding Corp. Class B	16,684	-	-	-	13,747
American Axle & Manufacturing Holdings, Inc.	79,177	59,787	-	743	116,591
American HomePatient, Inc.	1,022	1,268	-	-	4,631
American Italian Pasta Co. Class A	14,184	20,289	-	209	34,490
American Physicians Capital, Inc.	20,349	-	22,375	-	-
Ansys, Inc.	68,076	-	-	-	92,700
Applebee's International, Inc.	219,780	-	-	495	229,845
Applied Innovation, Inc.	2,314	735	-	-	3,749
ArvinMeritor, Inc.	134,667	-	-	1,355	129,042
Asahi Concrete Works Co. Ltd.	3,878	-	590	-	6,319
Astronics Corp.	2,951	-	-	-	3,072
Astronics Corp. Class B	945	-	-	-	1,016
Atlantic Tele-Network, Inc.	15,167	-	-	270	15,778
AZZ, Inc.	8,426	-	-	-	8,672
Bairnco Corp.	7,216	-	2,498	86	8,004
Bank of the Ozarks, Inc.	38,325	-	-	120	50,535
Barratt Developments PLC	246,213	62	-	6,345	274,334
Belden CDT, Inc.	46,275	-	9,051	218	-
Belhaven Group PLC	11,765	1,481	-	117	13,323
Bellway PLC	115,702	21,825	-	3,184	168,420
Benihana, Inc.	5,704	-	-	-	5,413
Benihana, Inc. Class A	7,232	-	-	-	6,795
BJ's Wholesale Club, Inc.	163,310	-	-	-	200,442
Black Box Corp.	76,951	-	2,018	243	92,177
Blonder Tongue Laboratories, Inc.	1,499	-	-	-	1,973
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blyth, Inc.	$ 122,333	$ 809	$ 16,066	$ 667	$ 94,230
Bolt Technology Corp.	1,834	366	-	-	3,334
Boston Acoustics, Inc.	2,896	-	54	47	3,837
Boyd Brothers Transportation, Inc.	1,318	-	1,333	-	-
Brinker International, Inc.	62,668	123,665	10,841	-	203,094
British Polythene Industries PLC	6,920	-	-	173	8,734
BTU International, Inc.	2,431	-	-	-	1,708
Buckeye Technologies, Inc.	39,804	449	-	-	48,148
C&D Technologies, Inc.	36,115	-	11,595	55	25,340
CAE, Inc.	72,661	6,466	-	646	66,944
CAE, Inc. (144A)	7,882	-	-	67	6,594
Cagle's, Inc. Class A	6,717	213	46	-	6,826
Cantel Medical Corp.	13,061	297	190	-	18,940
Caraustar Industries, Inc.	21,563	-	-	-	20,867
Cascade Corp.	35,431	-	77	278	44,216
Castle Energy Corp.	14,086	-	-	117	13,024
Catalyst Semiconductor, Inc.	8,874	12	-	-	7,852
Cattles PLC	118,471	6,720	9,470	1,852	157,923
CCS Income Trust	22,532	-	-	742	-
CEC Entertainment, Inc.	136,313	-	1,986	-	144,818
Championship Auto Racing Teams, Inc.	29	-	-	-	206
Channell Commercial Corp.	3,295	-	43	-	6,352
Charlotte Russe Holding, Inc.	17,399	18,575	4,826	-	23,145
Chase Corp.	5,933	-	-	142	6,572
Cherokee, Inc.	18,220	-	1,637	658	23,674
Chime Communications PLC	8,896	-	-	-	8,838
Chromcraft Revington, Inc.	12,541	-	-	-	12,359
Citect Corp. Ltd.	3,262	-	-	73	3,077
ClearOne Communications, Inc.	4,865	-	480	-	3,167
Coastcast Corp.	1,641	-	-	-	1,801
Cobra Electronics Corp.	3,776	-	2,872	-	-
Columbus McKinnon Corp. (NY Shares)	6,212	5,173	-	-	13,451
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Communications Systems, Inc.	$ 6,260	$ 58	$ 260	$ 90	$ 9,820
Compudyne Corp.	6,130	852	-	-	5,335
Compuware Corp.	148,200	9,050	8,323	-	209,070
Cooper Companies, Inc.	104,038	-	-	53	193,730
Corinthian Colleges, Inc.	14,976	81,989	-	-	137,435
Corvel Corp.	28,028	-	-	-	24,615
CPAC, Inc.	3,180	-	-	81	3,036
CTS Corp.	39,170	-	-	205	45,454
D & K Healthcare Resources, Inc.	11,965	734	1,397	34	8,449
D.R. Horton, Inc.	527,140	19,723	19,056	4,807	765,754
Daitec Co. Ltd.	9,587	-	-	163	9,376
Dataram Corp.	6,462	35	-	-	4,741
DCC PLC (Ireland)	145,285	-	-	1,464	188,994
Decorator Industries, Inc.	2,512	-	-	17	2,322
Delta Apparel, Inc.	8,876	-	-	57	11,292
Department 56, Inc.	20,351	47	-	-	21,271
Deswell Industries, Inc.	17,893	-	3,628	421	16,508
Devcon International Corp.	3,858	-	1,588	-	-
DIMON, Inc.	15,497	-	1,613	410	17,070
Dominion Homes, Inc.	10,720	6,079	-	-	17,370
Dong-A Pharmaceutical Co. Ltd.	7,657	-	-	284	17,282
Doral Financial Corp.	259,050	-	-	1,960	285,450
Draka Holding NV	41,784	2,664	-	-	51,253
Drew Industries, Inc.	36,452	2,470	-	-	38,419
DSG International Ltd.	1,429	-	-	-	2,037
Ducommun, Inc.	18,981	-	424	-	20,086
DuPont Photomasks, Inc.	29,288	-	9,935	-	35,641
Eagle Materials, Inc.	59,177	-	3,825	522	67,373
ECI Telecom Ltd.	34,474	-	303	-	42,240
ECtel Ltd.	5,259	-	-	-	7,573
Electronics for Imaging, Inc.	57,415	37,844	-	-	85,552
Elscint Ltd.	6,582	-	-	-	6,896
Embrex, Inc.	8,708	-	-	-	7,805
EMCOR Group, Inc.	64,865	-	1,371	-	63,060
Enesco Group, Inc.	8,803	2,910	-	-	10,770
Escalon Medical Corp.	400	4,685	-	-	3,803
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ESS Technology, Inc.	$ 343	$ 26,496	$ -	$ -	$ 23,938
Exact Holdings NV	51,220	-	7,761	-	55,039
Exactech, Inc.	17,658	-	-	-	15,714
ExpressJet Holdings, Inc. Class A	2,725	37,333	-	-	36,963
Fab Industries, Inc.	446	1,712	-	-	2,189
Farstad Shipping ASA	21,040	373	-	-	30,444
Federal Screw Works	5,719	-	-	31	5,438
Financial Industries Corp.	11,071	-	-	-	10,290
Finlay Enterprises, Inc.	21,669	-	829	-	16,571
Finnveden Invest AB Series B	9,678	4,818	18,873	-	-
First Bancorp, Puerto Rico	167,678	-	1,787	850	212,136
First Health Group Corp.	125,110	-	182,592	-	-
First Mutual Bancshares, Inc.	13,373	-	-	95	13,683
Flanigan's Enterprises, Inc.	1,258	-	-	62	1,474
FMC Corp.	131,850	-	-	-	141,570
Footstar, Inc.	9,979	-	-	-	8,568
Foremost Industries Income Fund	6,971	165	512	277	11,923
Fossil, Inc.	163,283	-	-	-	188,325
Frans Maas Groep NV (Certificaten Van Aandelen)	13,286	-	1,570	-	12,513
Fremont General Corp.	44,449	40,147	-	418	101,614
French Connection Group PLC	38,120	776	-	125	32,412
Fresh Brands, Inc.	3,922	-	-	-	3,779
Fresh Del Monte Produce, Inc.	140,566	-	-	2,118	169,050
Friedmans, Inc. Class A	7,428	-	-	-	2,349
Gehl Co.	12,586	-	-	-	15,685
General Cable Corp.	36,338	-	-	-	46,071
Genesco, Inc.	46,446	-	-	-	62,635
Genlyte Group, Inc.	83,681	-	1,418	-	106,013
Global Imaging Systems, Inc.	61,904	348	-	-	73,406
Goodfellow, Inc.	5,917	38	-	164	7,661
Group 1 Automotive, Inc.	58,734	1,153	-	-	58,973
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gulf Island Fabrication, Inc.	$ 8,322	$ 11,402	$ -	$ 70	$ 21,458
Hampshire Group Ltd.	13,276	-	-	-	16,993
Hankook Shell Oil Co. Ltd.	1,763	563	-	125	2,930
Hansen Natural Corp.	17,480	-	-	-	34,874
Hardinge, Inc.	4,213	6,235	-	9	12,145
Harris Steel Group, Inc.	12,389	-	433	142	28,907
Health Management Associates, Inc. Class A	487,576	2,095	-	1,458	538,708
Heijmans NV	47,574	-	-	-	74,984
Heiton Group PLC	36,448	-	52,824	-	-
Helen of Troy Ltd.	75,192	15,970	-	-	95,270
Henry Boot PLC	17,593	-	251	208	22,988
Horizon Health Corp.	16,416	-	-	-	20,535
Hot Topic, Inc.	48,558	4,171	-	-	63,956
HTL International Holdings Ltd.	9,374	1,288	-	111	13,106
ICT Automatisering NV	7,406	-	-	-	10,899
ICU Medical, Inc.	34,039	-	2,188	-	29,617
Il Dong Pharmaceutical Co. Ltd.	1,243	714	-	-	3,037
IMCO Recycling, Inc.	11,941	-	2,400	-	-
IMPATH, Inc.	8,549	22	-	-	7,193
InFocus Corp.	26,346	8,556	2,205	-	29,126
Insteel Industries, Inc.	4,176	5,881	-	-	13,571
Intermet Corp.	9,497	-	-	-	794
Interstate Bakeries Corp.	22,487	5,109	-	-	16,807
Intest Corp.	8,072	-	-	-	3,646
Intracom SA (Reg.)	24,961	4,435	-	-	38,644
Invacare Corp.	75,610	-	6,186	45	80,980
Inventive Leisure PLC	1,318	128	-	33	1,918
Investment Technology Group, Inc.	28,774	-	35,306	-	-
Inzi Controls Co. Ltd.	224	1,938	-	88	3,036
IPC Holdings Ltd.	132,413	-	1,319	1,695	147,735
Jack in the Box, Inc.	106,466	-	-	-	115,411
JAKKS Pacific, Inc.	49,143	1,996	19,925	-	36,877
JLM Couture, Inc.	690	-	-	-	676
KCS Energy, Inc.	43,601	9,101	1,675	-	50,919
KEC Corp.	6,069	6,279	-	417	15,023
Komplett ASA	6,201	771	-	-	8,433
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Koninklijke BAM Groep NV	$ 42,108	$ 2,133	$ 5,648	$ -	$ 68,493
Korea Electric Terminal Co. Ltd.	8,564	1,159	-	96	10,726
Lafarge North America, Inc.	305,797	-	16,372	3,155	377,727
Lakes Entertainment, Inc.	15,503	-	12,064	-	-
Lattice Semiconductor Corp.	52,832	2,957	-	-	50,926
Libbey, Inc.	13,430	3,598	-	134	18,855
Lincare Holdings, Inc.	298,957	2,193	-	-	391,404
Linx Printing Technologies PLC	7,949	-	15,540	179	-
Lufkin Industries, Inc.	20,673	-	1,016	226	24,348
M/I Homes, Inc.	66,483	-	-	88	99,400
Maine & Maritimes Corp.	3,112	101	-	57	2,599
MAIR Holdings, Inc.	18,860	-	168	-	18,505
Major Drilling Group International, Inc.	7,414	-	2,048	-	9,877
Marine Products Corp.	42,434	-	239	206	65,087
Marten Transport Ltd.	20,822	-	2,055	-	22,596
Medical Action Industries, Inc.	16,682	269	-	-	18,951
Melexis NV	27,072	3,846	-	3,719	34,926
Merchant Retail Group PLC	12,497	2,960	-	114	19,057
Merit Medical Systems, Inc.	9,748	17,562	-	-	28,488
Meritage Homes Corp.	43,157	-	-	-	90,148
Mesa Laboratories, Inc.	2,659	-	437	74	2,669
Metals USA, Inc.	31,760	-	-	-	34,751
MetaSolv, Inc.	10,958	444	498	-	9,498
Metro One Telecommunications, Inc.	3,705	-	-	-	3,310
Metro, Inc. Class A (sub. vtg.)	128,999	-	-	1,107	196,947
MFC Bancorp Ltd.	12,985	-	-	-	13,672
Michang Oil Industrial Co. Ltd.	-	2,118	-	87	2,677
MOCON, Inc.	2,747	-	-	43	3,012
Monro Muffler Brake, Inc.	17,887	-	-	-	20,986
Monterey Gourmet Foods, Inc.	4,564	-	-	-	5,057
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mothers Work, Inc.	$ 933	$ 6,172	$ -	$ -	$ 7,753
Movado Group, Inc.	20,370	-	9,987	67	-
MTR Gaming Group, Inc.	19,444	-	9,524	-	-
Multimedia Games, Inc.	-	27,332	-	-	19,374
Murakami Corp.	5,351	-	-	29	6,562
Nagawa Co. Ltd.	6,835	-	-	-	8,068
National Dentex Corp.	9,998	-	-	-	10,544
National Healthcare Corp.	26,356	-	-	244	31,971
National R.V. Holdings, Inc.	15,468	-	273	-	9,941
National Western Life Insurance Co. Class A	38,679	-	-	-	41,890
Nature's Sunshine Products, Inc.	20,776	-	12,817	135	-
NCI Building Systems, Inc.	57,707	310	1,098	-	70,208
Netsmart Technologies, Inc.	1,232	1,156	-	-	2,473
New Horizons Worldwide, Inc.	5,040	-	2,217	-	-
Newship Ltd.	1,029	-	-	-	725
Next PLC	389,834	3,101	2,968	3,446	423,111
Ngai Lik Industrial Holdings Ltd.	19,476	701	-	784	14,109
Nicholas Financial, Inc.	-	6,392	-	-	7,276
North Central Bancshares, Inc.	5,643	-	-	77	6,306
Northwest Pipe Co.	11,640	182	-	-	15,100
Novel Denim Holdings Ltd.	991	-	-	-	1,104
NQL Drilling Tools, Inc. Class A	3,035	-	124	-	3,630
Octel Corp.	35,678	-	-	83	28,285
Ocular Sciences, Inc.	92,674	-	84,229	-	-
Odyssey Healthcare, Inc.	24,603	6,521	889	-	21,889
Offshore Logistics, Inc.	57,900	3,068	1,993	-	64,586
Oil States International, Inc.	44,743	9,080	309	-	60,638
Olympic Steel, Inc.	-	14,478	657	-	15,876
OM Group, Inc.	88,695	-	705	-	89,155
On Assignment, Inc.	12,670	-	-	-	13,910
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Opinion Research Corp.	$ 2,482	$ 108	$ -	$ -	$ 2,460
Optical Cable Corp.	2,310	71	-	-	2,827
Orbotech Ltd.	54,666	-	-	-	67,133
Orthofix International NV	36,501	6,423	-	-	56,500
Osteotech, Inc.	895	3,125	-	-	3,985
Overnite Corp.	41,594	8,104	-	111	51,494
P&F Industries, Inc. Class A	2,900	-	-	-	5,174
P.A.M. Transportation Services, Inc.	20,760	-	596	-	19,931
Pacific Sunwear of California, Inc.	10,506	90,736	-	-	112,727
PacifiCare Health Systems, Inc.	217,047	-	5,447	-	429,836
Papa John's International, Inc.	68,333	-	694	-	71,739
Pason Systems, Inc.	31,430	265	-	129	38,502
Patrick Industries, Inc.	2,774	-	-	-	2,746
Pe Ben Oilfield Services Ltd.	1,606	-	-	-	1,761
Peak International Ltd.	6,191	-	-	-	5,475
Pemco Aviation Group, Inc.	5,909	1,231	-	-	6,279
Perceptron, Inc.	5,918	-	-	-	5,875
Pericom Semiconductor Corp.	12,916	11,678	-	-	21,689
Persona, Inc.	9,829	-	10,138	-	-
Pervasive Software, Inc.	10,375	1,224	-	-	8,027
Petroleum Development Corp.	29,609	-	-	-	42,839
Petroleum Helicopters, Inc.	6,246	-	-	-	7,312
Philadelphia Consolidated Holding Corp.	68,551	-	-	-	84,099
PinkRoccade NV	16,731	202	6,269	-	23,152
Piolax, Inc.	18,036	-	-	132	21,076
Planar Systems, Inc.	1,162	13,738	-	-	12,824
PolyMedica Corp.	8,072	47,803	-	264	67,591
Pomeroy IT Solutions, Inc.	14,817	-	-	-	18,572
ProSafe ASA	36,914	8,846	-	1,679	58,587
PXRE Group Ltd.	31,096	10,156	-	162	46,181
Quaker City Bancorp, Inc.	26,152	-	26,243	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Qualstar Corp.	$ 6,817	$ 375	$ 44	$ -	$ 5,497
Quiksilver, Inc.	85,162	1,613	751	-	119,480
Quipp, Inc.	1,968	-	-	-	1,726
Quixote Corp.	11,370	-	1,356	94	10,429
RCM Technologies, Inc.	6,225	403	-	-	5,221
RehabCare Group, Inc.	25,394	-	1,856	-	26,480
Reliability, Inc.	547	-	-	-	375
RemedyTemp, Inc. Class A	7,264	-	-	-	9,170
Renal Care Group, Inc.	234,171	-	-	-	280,476
ResCare, Inc.	16,153	-	4,464	-	-
Rex Stores Corp.	18,186	-	-	-	20,384
Ringerikes Sparebank	1,032	-	-	-	1,248
Riviana Foods, Inc.	20,385	-	20,432	-	-
Roanoke Electric Steel Corp.	15,644	500	-	228	21,873
Ross Stores, Inc.	189,830	-	14,003	672	217,512
Roto Smeets de Boer NV	12,084	-	-	-	14,663
Ryan's Restaurant Group, Inc.	56,843	-	-	-	53,901
Ryerson Tull, Inc.	7,277	31,721	-	185	33,152
S.Y. Bancorp, Inc.	16,464	861	-	166	19,224
Safeway, Inc.	395,131	127,984	-	-	480,243
Salton, Inc.	5,075	-	-	-	4,361
SBS Technologies, Inc.	17,273	-	148	-	17,385
ScanSource, Inc.	67,654	-	3,836	-	70,697
SCS Transportation, Inc.	13,967	4,540	2,997	-	-
ScS Upholstery PLC	9,366	82	-	348	13,140
SED International Holdings, Inc.	768	-	-	-	360
Seksun Corp. Ltd.	5,137	662	-	88	6,565
Shaw Group, Inc.	58,322	1,575	-	-	100,482
Shinsegae Engineering & Construction Co. Ltd.	-	4,056	-	157	5,331
ShoLodge, Inc.	2,189	-	-	-	1,572
ShopKo Stores, Inc.	41,665	-	47,411	-	-
Sigmatron International, Inc.	3,115	538	-	-	4,422
Sino-Forest Corp.	19,019	-	-	-	30,192
Sino-Forest Corp. (144A)	9,479	-	-	-	15,048
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Solutia, Inc.	$ 3,240	$ -	$ -	$ -	$ 9,407
Somera Communications, Inc.	6,747	-	-	-	6,063
Sonic Corp.	141,450	-	-	-	195,816
SOURCECORP, Inc.	36,387	503	-	-	28,381
Southern Energy Homes, Inc.	5,628	-	-	-	6,440
Southwest Bancorp, Inc., Oklahoma	17,043	2,145	-	134	22,273
Sparebanken Rana	760	-	-	-	977
Spectrum Control, Inc.	8,338	1,275	57	-	8,939
Spherion Corp.	50,644	-	-	-	45,667
Sportscene Restaurants, Inc. Class A	2,431	-	-	28	2,326
Standard Commercial Corp.	21,138	-	-	237	26,084
Stanley Furniture Co., Inc.	25,140	-	-	120	27,894
Stantec, Inc.	35,189	965	727	-	36,565
Steiner Leisure Ltd.	41,635	-	363	-	53,508
Stelmar Shipping Ltd.	34,872	-	47,554	125	-
Sterling Bancorp, New York	39,351	1,497	-	633	49,372
Steven Madden Ltd.	24,639	-	-	-	25,164
Stoneridge, Inc.	30,479	-	1,328	-	29,427
Strattec Security Corp.	33,264	-	-	-	30,016
Strongco, Inc.	-	2,944	-	9	3,073
Summa Industries, Inc.	4,568	-	-	26	4,239
Sunjin Co. Ltd.	3,134	665	-	110	6,038
Swift Energy Co.	43,535	-	5,083	-	51,420
Tandy Brands Accessories, Inc.	7,422	-	145	30	7,777
TB Wood's Corp.	3,075	-	-	-	2,482
Tech Data Corp.	212,308	-	28,174	-	210,150
Technology Solutions Co.	2,515	1,363	-	-	3,864
Teekay Shipping Corp.	167,076	-	-	1,155	186,354
Tejon Ranch Co.	32,644	-	-	-	42,408
Texas Industries, Inc.	61,675	-	85,057	95	-
The Allied Defense Group, Inc.	9,421	-	-	-	11,285
The BISYS Group, Inc.	139,549	338	16,043	-	141,542
The Children's Place Retail Stores, Inc.	43,450	2,841	22,020	-	53,116
The PMI Group, Inc.	371,070	-	3,119	803	354,947
Theragenics Corp.	12,339	-	-	-	11,834
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Toami Corp.	$ 3,025	$ -	$ -	$ -	$ 4,864
Tokyo Kisen Co. Ltd.	2,666	-	-	-	3,526
Tollgrade Communications, Inc.	333	5,750	-	-	7,115
Tommy Hilfiger Corp.	126,618	-	-	-	88,814
Total Energy Services Ltd.	10,771	2,392	-	-	19,286
Tower Automotive, Inc.	17,572	-	-	-	4,519
Trifast PLC	7,029	3,112	-	94	10,426
Trinity Industries, Inc.	139,368	-	9,366	535	131,588
Trio-Tech International	1,039	-	-	-	1,279
Triumph Group, Inc.	32,073	2,305	1,549	-	35,549
TT electronics PLC	32,651	-	1,105	732	39,146
TTI Team Telecom International Ltd.	2,766	-	-	-	2,649
Twentsche Kabel Holding NV	22,047	-	-	-	32,777
Twin Disc, Inc.	5,388	1,768	-	87	7,719
Uehara Sei Shoji Co. Ltd.	6,183	-	-	39	7,238
UK Coal PLC	27,690	-	-	983	28,227
Uni-Select, Inc.	21,330	-	4,769	87	-
UnumProvident Corp.	116,435	114,629	3,205	2,138	266,135
Up, Inc.	3,759	-	-	-	3,609
URS Corp.	103,722	1,406	-	-	122,682
USEC, Inc.	67,920	5,798	1,123	2,184	99,179
USF Corp.	92,623	-	2,116	482	84,030
USG Corp.	74,180	-	-	-	138,120
Utah Medical Products, Inc.	12,637	-	-	142	9,759
UTStarcom, Inc.	93,912	49,049	-	-	133,064
W Holding Co., Inc.	72,704	19,046	-	502	108,347
Wao Corp.	1,457	-	38	19	1,374
Wheeling Pittsburgh Corp.	-	27,469	-	-	28,763
Wilsons Leather Experts, Inc.	10,113	-	-	-	6,359
Winland Electronics, Inc.	565	-	-	-	955
Wireless Telecom Group, Inc.	2,723	-	-	61	2,754
Wolverine Tube, Inc.	18,312	-	-	-	17,290
World Fuel Services Corp.	46,212	-	-	182	61,632
Wyndeham Press Group PLC	8,741	-	-	-	10,924
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
XETA Technologies, Inc.	$ 3,879	$ 16	$ -	$ -	$ 3,071
Young Innovations, Inc.	17,621	1,176	-	54	23,929
Zomax, Inc.	9,666	-	-	-	14,157
TOTALS	$ 14,216,757	$ 1,395,384	$ 1,130,601	$ 69,349	$ 16,888,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005

Assets
Investment in securities, at value (including securities loaned of $604,629) (cost $25,290,358) - See accompanying schedule		$ 35,663,975
Cash		916
Foreign currency held at value (cost $1,224)		1,230
Receivable for investments sold		179,723
Receivable for fund shares sold		43,311
Dividends receivable		36,481
Interest receivable		6,815
Receivable for daily variation on futures contracts		7,583
Prepaid expenses		108
Other affiliated receivables		62
Other receivables		3,001
Total assets		35,943,205

Liabilities
Payable for investments purchased	$ 41,899
Payable for fund shares redeemed	29,666
Accrued management fee	21,807
Other affiliated payables	6,142
Other payables and accrued expenses	699
Collateral on securities loaned, at value	617,232
Total liabilities		717,445

Net Assets		$ 35,225,760
Net Assets consist of:
Paid in capital		$ 24,110,311
Distributions in excess of net investment income		(9,805)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		764,765
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,360,489
Net Assets, for 892,835 shares outstanding		$ 35,225,760
Net Asset Value, offering price and redemption price per share ($35,225,760 ÷ 892,835 shares)		$ 39.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005

Investment Income
Dividends (including $69,349 received from affiliated issuers)		$ 184,206
Interest		36,267
Security lending		4,042
		224,515
Less foreign taxes withheld		(11,393)
Total income		213,122

Expenses
Management fee Basic fee	$ 101,767
Performance adjustment	20,724
Transfer agent fees	32,586
Accounting and security lending fees	1,046
Non-interested trustees' compensation	93
Appreciation in deferred trustee compensation account	44
Custodian fees and expenses	1,687
Registration fees	478
Audit	109
Legal	38
Miscellaneous	209
Total expenses before reductions	158,781
Expense reductions	(2,895)	155,886
Net investment income (loss)		57,236
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $295,280 from affiliated issuers)	1,087,858
Investment not meeting investment restrictions	1
Foreign currency transactions	598
Futures contracts	64,581
Total net realized gain (loss)		1,153,038
Change in net unrealized appreciation (depreciation) on: Investment securities	3,578,052
Assets and liabilities in foreign currencies	130
Futures contracts	(6,448)
Total change in net unrealized appreciation (depreciation)		3,571,734
Net gain (loss)		4,724,772
Net increase (decrease) in net assets resulting from operations		$ 4,782,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,236	$ 40,780
Net realized gain (loss)	1,153,038	1,923,376
Change in net unrealized appreciation (depreciation)	3,571,734	2,698,176
Net increase (decrease) in net assets resulting from operations	4,782,008	4,662,332
Distributions to shareholders from net investment income	(102,988)	(14,193)
Distributions to shareholders from net realized gain	(1,766,216)	(327,011)
Total distributions	(1,869,204)	(341,204)
Share transactions Proceeds from sales of shares	2,708,807	10,649,593
Reinvestment of distributions	1,821,875	332,130
Cost of shares redeemed	(2,610,858)	(4,514,853)
Net increase (decrease) in net assets resulting from share transactions	1,919,824	6,466,870
Redemption fees	1,198	4,682
Total increase (decrease) in net assets	4,833,826	10,792,680

Net Assets
Beginning of period	30,391,934	19,599,254
End of period (including distributions in excess of net investment income of $9,805 and undistributed net investment income of $40,182, respectively)	$ 35,225,760	$ 30,391,934
Other Information Shares
Sold	72,170	308,543
Issued in reinvestment of distributions	50,855	9,730
Redeemed	(70,152)	(129,950)
Net increase (decrease)	52,873	188,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 36.18	$ 30.08	$ 26.70	$ 27.22	$ 23.93	$ 24.27
Income from Investment Operations
Net investment income (loss) E	.07	.05	.01	.09 G	.22	.13
Net realized and unrealized gain (loss)	5.41	6.50	3.93	1.08 G	6.65	.87
Total from investment operations	5.48	6.55	3.94	1.17	6.87	1.00
Distributions from net investment income	(.12)	(.02)	(.03)	(.16)	(.16)	(.15)
Distributions from net realized gain	(2.09)	(.44)	(.54)	(1.54)	(3.43)	(1.19)
Total distributions	(2.21)	(.46)	(.57)	(1.70)	(3.59)	(1.34)
Redemption fees added to paid in capital E	- H	.01	.01	.01	.01	- H
Net asset value, end of period	$ 39.45	$ 36.18	$ 30.08	$ 26.70	$ 27.22	$ 23.93
Total Return B, C, D	15.84%	21.90%	15.14%	4.79%	32.36%	4.57%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.98%	1.03%	.99%	1.02%	.81%
Expenses net of voluntary waivers, if any	.97% A	.98%	1.03%	.99%	1.02%	.81%
Expenses net of all reductions	.96% A	.97%	1.01%	.97%	1.00%	.80%
Net investment income (loss)	.35% A	.15%	.05%	.34% G	.92%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 35,226	$ 30,392	$ 19,599	$ 15,664	$ 10,272	$ 6,080
Portfolio turnover rate	27% A	28%	23%	26%	44%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,555,208
Unrealized depreciation	(1,186,833)
Net unrealized appreciation (depreciation)	$ 10,368,375
Cost for federal income tax purposes	$ 25,295,600

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,610,083 and $3,904,315, respectively. The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $35,072 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $187 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,671 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $20 and $204, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2005

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LPS-USAN-0305
1.789287.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 23, 2005